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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)*
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices)     (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 4/30
Date of reporting period: 10/31/11
*Funds included are: Invesco Energy Fund, Invesco Gold & Precious Metals Fund, Invesco Leisure Fund, Invesco Technology Fund, Invesco U.S. Mid Cap Value Fund, Invesco Utilities Fund, Invesco Van Kampen American Value Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap Value Fund and Invesco Van Kampen Value Opportunities Fund.

Item 1. Reports to Stockholders.

Invesco Energy Fund
Semiannual Report to Shareholders ▪ October 31, 2011
Nasdaq:
A: IENAX ▪ B: IENBX ▪ C: IEFCX ▪ Y: IENYX ▪ Investor: FSTEX ▪ Institutional: IENIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/11 to 10/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-17.20%

Class B Shares	-17.52

Class C Shares	-17.53

Class Y Shares	-17.10

Investor Class Shares	-17.20

Institutional Class Shares	-17.04

S&P 500 Index ▼ (Broad Market Index)	-7.12

Dow Jones U.S. Oil & Gas Index ▼(Former Style-Specific Index)*	-12.83

MSCI World Energy Index■ (Style-Specific Index)*	-13.55

Lipper Natural Resource Funds Index ▼ (Peer Group Index)	-16.71

Source(s): ▼ Lipper Inc.; ■ MSCI via FactSet Research Systems Inc.
*	During the reporting period, the Fund has elected to use the MSCI World Energy Index as its style-specific index rather than the Dow Jones U.S. Oil & Gas Index because the MSCI World Energy Index more closely reflects the performance of the types of securities in which the Fund invests.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Dow Jones U.S. Oil & Gas Index is an unmanaged index considered representative of the U.S. energy market.
     The MSCI World Energy Index is a free float-adjusted market capitalization index that represents the energy segment in global developed market equity performance.
     The Lipper Natural Resource Funds Index is an unmanaged index considered representative of natural resource funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Energy Fund

Average Annual Total Returns
As of 10/31/11, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		12.07%

5	Years	4.88

1	Year	4.99

Class B Shares

Inception (3/28/02)		12.05%

5	Years	5.00

1	Year	5.26

Class C Shares

Inception (2/14/00)		13.09%

10	Years	13.03

5	Years	5.28

1	Year	9.27

Class Y Shares

10	Years	13.94%

5	Years	6.23

1	Year	11.39

Investor Class Shares

Inception (1/19/84)		10.00%

10	Years	13.85

5	Years	6.07

1	Year	11.13

Institutional Class Shares

Inception (1/31/06)		4.24%

5	Years	6.53

1	Year	11.49
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 9/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		10.00%

5	Years	1.64

1	Year	-9.38

Class B Shares

Inception (3/28/02)		9.98%

5	Years	1.76

1	Year	-9.57

Class C Shares

Inception (2/14/00)		11.39%

10	Years	11.74

5	Years	2.03

1	Year	-5.81

Class Y Shares

10	Years	12.63%

5	Years	2.96

1	Year	-3.85

Investor Class Shares

Inception (1/19/84)		9.29%

10	Years	12.55

5	Years	2.80

1	Year	-4.10

Institutional Class Shares

Inception (1/31/06)		0.90%

5	Years	3.24

1	Year	-3.83
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares was 1.13%, 1.88%, 1.88%, 0.88%, 1.13% and 0.77%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses on Class B or Class C shares in the past, performance would have been lower.

3 Invesco Energy Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance.
     The start of a new year is always a good time to catch up with your financial adviser. Looking ahead to the new year and evaluating your individual situation, your financial adviser can provide valuable insight into whether your investments are still appropriate for your individual needs, goals and risk tolerance. This may provide reassurance in times of economic uncertainty and market volatility such as we saw in 2011 — and are likely to see again in 2012.
     On our website, invesco.com/us, we provide timely market updates and commentary from many of our fund managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Across our broad array of investment products, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus — investment management — that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals — meaning that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Energy Fund

Schedule of Investments(a)

October 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.29%
Coal & Consumable Fuels–1.48%
Peabody Energy Corp.	554,018	$24,027,761

Integrated Oil & Gas–20.73%
BG Group PLC (United Kingdom)	428,448	9,284,833

BP PLC–ADR (United Kingdom)	106,880	4,721,958

Chevron Corp.	548,442	57,613,832

ConocoPhillips	336,346	23,426,499

Exxon Mobil Corp.	1,179,167	92,081,151

Hess Corp.	420,293	26,293,530

Occidental Petroleum Corp.	931,092	86,535,691

Royal Dutch Shell PLC–ADR (United Kingdom)	411,451	29,175,991

Total S.A.–ADR (France)	152,161	7,958,020

		337,091,505

Oil & Gas Drilling–12.87%
Atwood Oceanics, Inc.(b)	454,568	19,428,236

Ensco PLC–ADR (United Kingdom)	1,182,399	58,717,934

Helmerich & Payne, Inc.	821,671	43,696,464

Nabors Industries Ltd.(b)	524,185	9,608,311

Patterson-UTI Energy, Inc.	570,649	11,595,588

Rowan Cos., Inc.(b)	1,409,099	48,599,825

Seadrill Ltd. (Bermuda)(c)	535,224	17,731,971

		209,378,329

Oil & Gas Equipment & Services–35.98%
Baker Hughes Inc.	1,457,493	84,520,019

Cameron International Corp.(b)	1,532,848	75,324,151

Dresser-Rand Group, Inc.(b)	166,270	8,047,468

FMC Technologies, Inc.(b)	186,559	8,361,575

Halliburton Co.	2,256,398	84,299,029

Key Energy Services, Inc.(b)	1,916,187	24,776,298

Lufkin Industries, Inc.	176,514	10,430,212

National Oilwell Varco Inc.	1,285,617	91,703,061

Oceaneering International, Inc.	195,422	8,174,502

Schlumberger Ltd.	1,589,415	116,774,320

Superior Energy Services, Inc.(b)(c)	645,611	18,154,581

Weatherford International Ltd.(b)	3,523,238	54,610,189

		585,175,405

Oil & Gas Exploration & Production–22.45%
Anadarko Petroleum Corp.	1,055,801	82,880,378

Apache Corp.	799,539	79,658,070

Cabot Oil & Gas Corp.	134,175	10,428,081

Canadian Natural Resources Ltd. (Canada)	289,946	10,218,003

CNOOC Ltd. (China)	4,126,000	7,798,466

EOG Resources, Inc.	418,590	37,434,504

Kosmos Energy LLC.(b)	668,996	10,369,438

Marathon Oil Corp.	393,771	10,249,859

Newfield Exploration Co.(b)	566,435	22,804,673

Noble Energy, Inc.	221,442	19,783,628

Range Resources Corp.	194,232	13,370,931

Resolute Energy Corp.(b)(c)	650,238	8,453,094

Southwestern Energy Co.(b)	444,891	18,703,218

Whiting Petroleum Corp.(b)	708,914	32,999,947

		365,152,290

Oil & Gas Refining & Marketing–1.78%
Marathon Petroleum Corp.	425,164	15,263,387

Valero Energy Corp.	553,413	13,613,960

		28,877,347

Total Common Stocks & Other Equity Interests (Cost $1,282,627,162)		1,549,702,637

Money Market Funds–6.39%
Liquid Assets Portfolio–Institutional Class(d)	52,012,495	52,012,495

Premier Portfolio–Institutional Class(d)	52,012,496	52,012,496

Total Money Market Funds (Cost $104,024,991)		104,024,991

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.68% (Cost $1,386,652,153)		1,653,727,628

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.43%
Liquid Assets Portfolio–Institutional Class (Cost $6,917,413)(d)(e)	6,917,413	6,917,413

TOTAL INVESTMENTS–102.11% (Cost $1,393,569,566)		1,660,645,041

OTHER ASSETS LESS LIABILITIES–(2.11)%		(34,327,866)

NET ASSETS–100.00%		$1,626,317,175

Investment Abbreviations:

ADR	– American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Energy Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2011.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By industry, based on Net Assets
as of October 31, 2011

Oil & Gas Equipment & Services	36.0%

Oil & Gas Exploration & Production	22.4

Integrated Oil & Gas	20.7

Oil & Gas Drilling	12.9

Oil & Gas Refining & Marketing	1.8

Coal & Consumable Fuels	1.5

Money Market Funds Plus Other Assets Less Liabilities	4.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Energy Fund

Statement of Assets and Liabilities

October 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,282,627,162)*	$1,549,702,637

Investments in affiliated money market funds, at value and cost	110,942,404

Total investments, at value (Cost $1,393,569,566)	1,660,645,041

Receivable for:
Investments sold	9,418,041

Fund shares sold	5,807,463

Dividends	435,321

Investment for trustee deferred compensation and retirement plans	44,196

Other assets	58,303

Total assets	1,676,408,365

Liabilities:
Payable for:
Investments purchased	34,171,930

Fund shares reacquired	7,588,575

Collateral upon return of securities loaned	6,917,413

Accrued fees to affiliates	1,104,559

Accrued other operating expenses	138,930

Trustee deferred compensation and retirement plans	169,783

Total liabilities	50,091,190

Net assets applicable to shares outstanding	$1,626,317,175

Net assets consist of:
Shares of beneficial interest	$1,463,509,393

Undistributed net investment income (loss)	(1,296,332)

Undistributed net realized gain (loss)	(102,966,572)

Unrealized appreciation	267,070,686

$1,626,317,175

Net Assets:
Class A	$782,318,610

Class B	$84,700,419

Class C	$216,969,379

Class Y	$69,387,635

Investor Class	$456,301,022

Institutional Class	$16,640,110

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	19,990,568

Class B	2,367,276

Class C	6,214,852

Class Y	1,771,888

Investor Class	11,701,168

Institutional Class	417,280

Class A:
Net asset value per share	$39.13

Maximum offering price per share
(Net asset value of $39.13 divided by 94.50%)	$41.41

Class B:
Net asset value and offering price per share	$35.78

Class C:
Net asset value and offering price per share	$34.91

Class Y:
Net asset value and offering price per share	$39.16

Investor Class:
Net asset value and offering price per share	$39.00

Institutional Class:
Net asset value and offering price per share	$39.88

*	At October 31, 2011, securities with an aggregate value of $6,334,960 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Energy Fund

Statement of Operations

For the six months ended October 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $179,899)	$10,058,885

Dividends from affiliated money market funds (includes securities lending income of $60,414)	85,062

Total investment income	10,143,947

Expenses:
Advisory fees	5,431,305

Administrative services fees	216,446

Custodian fees	45,877

Distribution fees:
Class A	1,087,852

Class B	474,861

Class C	1,184,420

Investor Class	618,499

Transfer agent fees — A, B, C, Y and Investor	1,874,467

Transfer agent fees — Institutional	9,343

Trustees’ and officers’ fees and benefits	41,229

Other	247,812

Total expenses	11,232,111

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(35,150)

Net expenses	11,196,961

Net investment income (loss)	(1,053,014)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	35,988,284

Foreign currencies	186,967

36,175,251

Change in net unrealized appreciation (depreciation) of:
Investment securities	(403,206,439)

Foreign currencies	(9,214)

(403,215,653)

Net realized and unrealized gain (loss)	(367,040,402)

Net increase (decrease) in net assets resulting from operations	$(368,093,416)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Energy Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2011 and the year ended April 30, 2011
(Unaudited)

	October 31,	April 30,
	2011	2011

Operations:
Net investment income (loss)	$(1,053,014)	$(3,628,995)

Net realized gain	36,175,251	78,019,602

Change in net unrealized appreciation (depreciation)	(403,215,653)	383,254,977

Net increase (decrease) in net assets resulting from operations	(368,093,416)	457,645,584

Distributions to shareholders from net investment income:
Class A	—	(595,398)

Class Y	—	(166,845)

Investor Class	—	(381,243)

Institutional Class	—	(40,505)

Total distributions from net investment income	—	(1,183,991)

Share transactions–net:
Class A	(85,834,243)	89,450,564

Class B	(11,910,806)	(20,427,752)

Class C	(17,039,804)	15,806,696

Class Y	1,038,634	18,477,902

Investor Class	(36,936,005)	(23,434,111)

Institutional Class	5,115,926	3,472,720

Net increase (decrease) in net assets resulting from share transactions	(145,566,298)	83,346,019

Net increase (decrease) in net assets	(513,659,714)	539,807,612

Net assets:
Beginning of period	2,139,976,889	1,600,169,277

End of period (includes undistributed net investment income (loss) of $(1,296,332) and $(243,318), respectively)	$1,626,317,175	$2,139,976,889

Notes to Financial Statements

October 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco Energy Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        Invesco Energy Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and

11        Invesco Energy Fund

reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least August 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended October 31, 2011, the Adviser waived advisory fees of $31,661.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended October 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,633.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2011, expenses incurred under the Plan are shown in the Statement of Operations as distribution fees.

12        Invesco Energy Fund

  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2011, IDI advised the Fund that IDI retained $111,995 in front-end sales commissions from the sale of Class A shares and $16,975, $80,552 and $28,974 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Supplemental Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,643,561,742	$17,083,299	$—	$1,660,645,041

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2011, the Fund engaged in securities purchases of $3,323,707.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement are comprised of (1) transfer agency credits which result from balances in Dem and Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended October 31, 2011, the Fund received credits from these arrangements, which resulted in the reduction of Fund’s total expenses of $1,856.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2011, the Fund paid legal fees of $2,104 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

13        Invesco Energy Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of April 30, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2017	$105,225,424

April 30, 2018	29,171,183

Total capital loss carryforward	$134,396,607

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2011 was $601,923,297 and $794,385,107, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$287,323,309

Aggregate unrealized (depreciation) of investment securities	(24,993,050)

Net unrealized appreciation of investment securities	$262,330,259

Cost of investments for tax purposes is $1,398,314,782.

14        Invesco Energy Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2011(a)		April 30, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	2,980,514	$121,669,692	8,472,162	$344,600,164

Class B	82,362	3,060,540	341,503	11,826,377

Class C	608,702	22,101,723	1,911,825	68,858,262

Class Y	589,644	24,367,763	1,177,062	47,607,588

Investor Class	1,198,623	48,978,117	3,287,182	131,052,367

Institutional Class	208,259	8,360,345	180,935	7,357,957

Issued as reinvestment of dividends:
Class A	—	—	14,483	578,437

Class Y	—	—	3,820	152,350

Investor Class	—	—	9,396	373,881

Institutional Class	—	—	993	40,312

Automatic conversion of Class B shares to Class A shares:
Class A	89,592	3,688,412	215,358	8,339,625

Class B	(97,825)	(3,688,412)	(233,977)	(8,339,625)

Reacquired:
Class A	(5,258,098)	(211,192,347)	(7,168,633)	(264,067,662)

Class B	(301,787)	(11,282,934)	(723,952)	(23,914,504)

Class C	(1,090,407)	(39,141,527)	(1,609,310)	(53,051,566)

Class Y	(592,006)	(23,329,129)	(749,590)	(29,282,036)

Investor Class	(2,114,551)	(85,914,122)	(4,176,029)	(154,860,359)

Institutional Class	(80,461)	(3,244,419)	(101,936)	(3,925,549)

Net increase (decrease) in share activity	(3,777,439)	$(145,566,298)	851,292	$83,346,019

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Energy Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 10/31/11	$47.26	$0.00	$(8.13)	$(8.13)	$—	$—	$—	$39.13	(17.20)%	$782,319	1.13	%(d)	1.13	%(d)	0.00	%(d)	34%
Year ended 04/30/11	35.99	(0.03)	11.33	11.30	(0.03)	—	(0.03)	47.26	31.42	1,048,194	1.13		1.13		(0.10)		58
One month ended 04/30/10	35.34	(0.03)	0.68	0.65	—	—	—	35.99	1.84	742,987	1.16	(e)	1.16	(e)	(1.00	)(e)	9
Year ended 03/31/10	23.91	0.07	11.38	11.45	(0.02)	—	(0.02)	35.34	47.91	725,470	1.17		1.18		0.22		49
Year ended 03/31/09	43.71	0.07	(19.47)	(19.40)	—	(0.40)	(0.40)	23.91	(44.39)	453,133	1.16		1.17		0.20		61
Year ended 03/31/08	41.02	0.00	13.10	13.10	—	(10.41)	(10.41)	43.71	32.35	851,105	1.11		1.12		0.01		64
Year ended 03/31/07	43.17	(0.04)	4.44	4.40	—	(6.55)	(6.55)	41.02	10.48	538,155	1.17		1.17		(0.08)		52

Class B
Six months ended 10/31/11	43.37	(0.14)	(7.45)	(7.59)	—	—	—	35.78	(17.50)	84,700	1.88	(d)	1.88	(d)	(0.75	)(d)	34
Year ended 04/30/11	33.25	(0.29)	10.41	10.12	—	—	—	43.37	30.44	116,438	1.88		1.88		(0.85)		58
One month ended 04/30/10	32.68	(0.05)	0.62	0.57	—	—	—	33.25	1.75	109,771	1.91	(e)	1.91	(e)	(1.75	)(e)	9
Year ended 03/31/10	22.26	(0.16)	10.58	10.42	—	—	—	32.68	46.81	108,880	1.92		1.93		(0.53)		49
Year ended 03/31/09	41.04	(0.19)	(18.19)	(18.38)	—	(0.40)	(0.40)	22.26	(44.79)	78,085	1.91		1.92		(0.55)		61
Year ended 03/31/08	39.28	(0.32)	12.49	12.17	—	(10.41)	(10.41)	41.04	31.35	172,190	1.86		1.87		(0.74)		64
Year ended 03/31/07	41.90	(0.34)	4.27	3.93	—	(6.55)	(6.55)	39.28	9.64	136,404	1.92		1.92		(0.83)		52

Class C
Six months ended 10/31/11	42.32	(0.14)	(7.27)	(7.41)	—	—	—	34.91	(17.51)	216,969	1.88	(d)	1.88	(d)	(0.75	)(d)	34
Year ended 04/30/11	32.44	(0.29)	10.17	9.88	—	—	—	42.32	30.46	283,422	1.88		1.88		(0.85)		58
One month ended 04/30/10	31.88	(0.05)	0.61	0.56	—	—	—	32.44	1.76	207,451	1.91	(e)	1.91	(e)	(1.75	)(e)	9
Year ended 03/31/10	21.71	(0.16)	10.33	10.17	—	—	—	31.88	46.85	205,003	1.92		1.93		(0.53)		49
Year ended 03/31/09	40.06	(0.19)	(17.76)	(17.95)	—	(0.40)	(0.40)	21.71	(44.82)	122,123	1.91		1.92		(0.55)		61
Year ended 03/31/08	38.53	(0.32)	12.26	11.94	—	(10.41)	(10.41)	40.06	31.37	231,832	1.86		1.87		(0.74)		64
Year ended 03/31/07	41.22	(0.34)	4.20	3.86	—	(6.55)	(6.55)	38.53	9.63	156,394	1.92		1.92		(0.83)		52

Class Y
Six months ended 10/31/11	47.23	0.06	(8.13)	(8.07)	—	—	—	39.16	(17.09)	69,388	0.88	(d)	0.88	(d)	0.25	(d)	34
Year ended 04/30/11	35.96	0.06	11.33	11.39	(0.12)	—	(0.12)	47.23	31.73	83,807	0.88		0.88		0.15		58
One month ended 04/30/10	35.31	(0.02)	0.67	0.65	—	—	—	35.96	1.84	48,291	0.91	(e)	0.91	(e)	(0.75	)(e)	9
Year ended 03/31/10	23.86	0.16	11.36	11.52	(0.07)	—	(0.07)	35.31	48.29	47,084	0.92		0.93		0.47		49
Year ended 03/31/09(f)	31.13	0.04	(6.91)	(6.87)	—	(0.40)	(0.40)	23.86	(22.08)	8,894	1.04	(e)	1.05	(e)	0.32	(e)	61

Investor Class
Six months ended 10/31/11	47.09	0.00	(8.09)	(8.09)	—	—	—	39.00	(17.18)	456,301	1.13	(d)	1.13	(d)	0.00	(d)	34
Year ended 04/30/11	35.86	(0.03)	11.29	11.26	(0.03)	—	(0.03)	47.09	31.42	594,201	1.13		1.13		(0.10)		58
One month ended 04/30/10	35.22	(0.03)	0.67	0.64	—	—	—	35.86	1.82	484,002	1.16	(e)	1.16	(e)	(1.00	)(e)	9
Year ended 03/31/10	23.82	0.07	11.35	11.42	(0.02)	—	(0.02)	35.22	47.96	475,026	1.17		1.18		0.22		49
Year ended 03/31/09	43.56	0.07	(19.41)	(19.34)	—	(0.40)	(0.40)	23.82	(44.40)	335,874	1.16		1.17		0.20		61
Year ended 03/31/08	40.91	0.00	13.06	13.06	—	(10.41)	(10.41)	43.56	32.34	681,147	1.11		1.12		0.01		64
Year ended 03/31/07	43.07	(0.04)	4.43	4.39	—	(6.55)	(6.55)	40.91	10.48	491,847	1.17		1.17		(0.08)		52

Institutional Class
Six months ended 10/31/11	48.07	0.07	(8.26)	(8.19)	—	—	—	39.88	(17.04)	16,640	0.81	(d)	0.81	(d)	0.32	(d)	34
Year ended 04/30/11	36.60	0.10	11.55	11.65	(0.18)	—	(0.18)	48.07	31.92	13,915	0.77		0.77		0.26		58
One month ended 04/30/10	35.93	(0.02)	0.69	0.67	—	—	—	36.60	1.87	7,667	0.77	(e)	0.77	(e)	(0.61	)(e)	9
Year ended 03/31/10	24.32	0.21	11.59	11.80	(0.19)	—	(0.19)	35.93	48.57	6,411	0.74		0.75		0.65		49
Year ended 03/31/09	44.23	0.24	(19.75)	(19.51)	—	(0.40)	(0.40)	24.32	(44.11)	3,416	0.70		0.71		0.66		61
Year ended 03/31/08	41.25	0.20	13.19	13.39	—	(10.41)	(10.41)	44.23	32.90	2,240	0.68		0.69		0.44		64
Year ended 03/31/07	43.20	0.16	4.44	4.60	—	(6.55)	(6.55)	41.25	10.95	101	0.72		0.72		0.37		52

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $865,552, $94,456, $235,597, $72,193, $492,110 and $13,469 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

16        Invesco Energy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/11)	(10/31/11)[1]	Period[2]	(10/31/11)	Period[2]	Ratio
A	$1,000.00	$828.00	$5.21	$1,019.51	$5.75	1.13%

B	1,000.00	824.80	8.65	1,015.73	9.55	1.88

C	1,000.00	824.70	8.65	1,015.73	9.55	1.88

Y	1,000.00	829.00	4.06	1,020.77	4.48	0.88

Investor	1,000.00	828.00	5.21	1,019.51	5.75	1.13

Institutional	1,000.00	829.60	3.74	1,021.12	4.13	0.81

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2011 through October 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year

17        Invesco Energy Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Energy Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s considerations of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and

18        Invesco Energy Fund

satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Natural Resources Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the fifth quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. In response to an inquiry from the Board, Invesco Advisers noted that stock selection was responsible for underperformance of the Fund in 2010. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with comparable investment strategies.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Energy Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

I-ENE-SAR-1	Invesco Distributors, Inc.

Invesco Gold & Precious Metals Fund
Semiannual Report to Shareholders ▪ October 31, 2011
Nasdaq:
A: IGDAX ▪ B: IGDBX ▪ C: IGDCX ▪ Y: IGDYX ▪ Investor: FGLDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/11 to 10/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-9.45%

Class B Shares	-9.77

Class C Shares	-9.72

Class Y Shares	-9.28

Investor Class Shares	-9.40

S&P 500 Index▼ (Broad Market Index)	-7.12

Philadelphia Gold & Silver Index (price-only)▼ (Style-Specific Index)	-9.44

Lipper Precious Metals Funds Index▼ (Peer Group Index)	-9.63

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Philadelphia Gold & Silver Index (price-only) is a capitalization-weighted, price-only index on the Philadelphia Stock Exchange that includes the leading companies involved in the mining of gold and silver.
     The Lipper Precious Metals Funds Index is an unmanaged index considered representative of precious metals funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Gold & Precious Metals Fund

Average Annual Total Returns
As of 10/31/11, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		17.67%

5	Years	12.46

1	Year	-1.38

Class B Shares

Inception (3/28/02)		17.82%

5	Years	12.65

1	Year	-1.51

Class C Shares

Inception (2/14/00)		17.65%

10	Years	20.39

5	Years	12.85

1	Year	2.58

Class Y Shares

10	Years	21.45%

5	Years	13.92

1	Year	4.57

Investor Class Shares

Inception (1/19/84)		3.07%

10	Years	21.34

5	Years	13.72

1	Year	4.29
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 9/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		16.75%

5	Years	11.95

1	Year	-7.29

Class B Shares

Inception (3/28/02)		16.90%

5	Years	12.18

1	Year	-7.37

Class C Shares

Inception (2/14/00)		16.89%

10	Years	18.94

5	Years	12.35

1	Year	-3.62

Class Y Shares

10	Years	20.08%

5	Years	13.42

1	Year	-1.67

Investor Class Shares

Inception (1/19/84)		2.75%

10	Years	19.98

5	Years	13.23

1	Year	-1.97
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.25%, 2.00%, 2.00%, 1.00% and 1.25%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% is imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus. Effective January 1, 2012, after the close of the reporting period, the Fund will eliminate the redemption fee, if applicable, assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.

3	Invesco Gold & Precious Metals Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance.
     The start of a new year is always a good time to catch up with your financial adviser. Looking ahead to the new year and evaluating your individual situation, your financial adviser can provide valuable insight into whether your investments are still appropriate for your individual needs, goals and risk tolerance. This may provide reassurance in times of economic uncertainty and market volatility such as we saw in 2011 – and are likely to see again in 2012.
     On our website, invesco.com/us, we provide timely market updates and commentary from many of our fund managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Across our broad array of investment products, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals – meaning that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Gold & Precious Metals Fund

Schedule of Investments

October 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.83%
Australia–4.68%
BHP Billiton Ltd.–ADR(a)	78,170	$6,103,514

Newcrest Mining Ltd.	657,229	23,136,875

		29,240,389

Canada–65.64%
Agnico-Eagle Mines Ltd.(b)	306,994	13,320,470

Alamos Gold Inc.	366,319	6,774,166

Aurizon Mines Ltd.(b)	3,150,416	17,957,371

Barrick Gold Corp.(b)	742,715	36,764,393

Cameco Corp.(b)	429,429	9,202,663

Centerra Gold Inc.	534,239	10,580,899

Detour Gold Corp.(b)	866,128	28,648,115

Eldorado Gold Corp.	693,337	13,016,139

Franco-Nevada Corp.	404,367	16,005,265

Goldcorp, Inc.(b)	744,748	36,373,492

Harry Winston Diamond Corp.(b)	395,295	4,786,172

IAMGOLD Corp.	1,563,216	33,576,946

International Tower Hill Mines Ltd.(b)	806,335	4,152,625

Kinross Gold Corp.	1,210,898	17,246,528

Minefinders Corp. Ltd.(a)(b)	1,542,034	21,850,622

New Gold Inc.(b)	1,667,082	20,635,925

Osisko Mining Corp.(b)	1,552,165	18,700,033

Pan American Silver Corp.(b)	587,755	16,433,630

Queenston Mining, Inc.(b)	835,556	5,091,892

Silver Wheaton Corp.(b)	893,395	30,911,467

Tahoe Resources Inc.(b)	663,754	12,513,995

Yamana Gold Inc.(b)	2,410,253	36,081,487

		410,624,295

Peru–0.54%
Cia de Minas Buenaventura S.A.–ADR	82,980	3,396,371

South Africa–10.05%
Gold Fields Ltd.–ADR	1,043,412	18,186,671

Harmony Gold Mining Co. Ltd.–ADR(a)	415,836	5,459,927

Impala Platinum Holdings Ltd.	443,093	10,163,922

Randgold Resources Ltd.–ADR	265,439	29,084,151

		62,894,671

United States–15.92%
Coeur d’Alene Mines Corp.(b)	124,952	3,195,023

Freeport-McMoRan Copper & Gold Inc.	485,365	19,540,795

iShares Gold Trust	808,200	13,553,514

Newmont Mining Corp.	443,002	29,605,824

SPDR Gold Shares	118,700	19,863,258

Stillwater Mining Co.(b)	1,219,516	13,853,701

		99,612,115

Total Common Stocks & Other Equity Interests (Cost $448,092,513)		605,767,841

Money Market Funds–3.22%
Liquid Assets Portfolio–Institutional Class(c)	10,068,661	10,068,661

Premier Portfolio–Institutional Class(c)	10,068,660	10,068,660

Total Money Market Funds (Cost $20,137,321)		20,137,321

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.05% (Cost $468,229,834)		625,905,162

Investments Purchased with Cash Collateral from Securities on Loan–3.74%
Liquid Assets Portfolio–Institutional Class (Cost $23,396,230)(c)(d)	23,396,230	23,396,230

TOTAL INVESTMENTS–103.79% (Cost $491,626,064)		649,301,392

OTHER ASSETS LESS LIABILITIES–(3.79)%		(23,685,810)

NET ASSETS–100.00%		$625,615,582

Investment Abbreviations:

ADR	– American Depositary Receipt
SPDR	– Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2011.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Gold & Precious Metals Fund

Portfolio Composition

By industry, based on Net Assets
as of October 31, 2011

Gold	67.2%

Precious Metals & Minerals	18.7

Investment Companies — Exchange Traded Funds	5.3

Diversified Metals & Mining	4.1

Coal & Consumable Fuels	1.5

Money Market Funds Plus Other Assets Less Liabilities	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Gold & Precious Metals Fund

Statement of Assets and Liabilities

October 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $448,092,513)*	$605,767,841

Investments in affiliated money market funds, at value and cost	43,533,551

Total investments, at value (Cost $491,626,064)	649,301,392

Foreign currencies, at value (Cost $149,745)	152,067

Receivable for:
Fund shares sold	1,006,152

Dividends	123,330

Investment for trustee deferred compensation and retirement plans	25,010

Other assets	43,248

Total assets	650,651,199

Liabilities:
Payable for:
Fund shares reacquired	1,118,006

Collateral upon return of securities loaned	23,396,230

Accrued fees to affiliates	402,589

Accrued other operating expenses	60,387

Trustee deferred compensation and retirement plans	58,405

Total liabilities	25,035,617

Net assets applicable to shares outstanding	$625,615,582

Net assets consist of:
shares of beneficial interest	$473,564,008

Undistributed net investment income (loss)	(33,246,253)

Undistributed net realized gain	27,620,177

Unrealized appreciation	157,677,650

$625,615,582

Net Assets:
Class A	$251,646,402

Class B	$44,731,834

Class C	$71,824,070

Class Y	$15,123,506

Investor Class	$242,289,770

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	24,760,098

Class B	4,525,437

Class C	6,839,702

Class Y	1,473,125

Investor Class	23,696,352

Class A:
Net asset value per share	$10.16

Maximum offering price per share (Net asset value of $10.16 divided by 94.50%)	$10.75

Class B:
Net asset value and offering price per share	$9.88

Class C:
Net asset value and offering price per share	$10.50

Class Y:
Net asset value and offering price per share	$10.27

Investor Class:
Net asset value and offering price per share	$10.22

*	At October 31, 2011, securities with an aggregate value of $21,837,551 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Gold & Precious Metals Fund

Statement of Operations

For the six months ended October 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $207,477)	$2,623,947

Dividends from affiliated money market funds (includes securities lending income of $37,622)	44,965

Total investment income	2,668,912

Expenses:
Advisory fees	2,260,146

Administrative services fees	93,857

Custodian fees	36,418

Distribution fees:
Class A	316,255

Class B	238,093

Class C	365,096

Investor Class	314,892

Transfer agent fees	703,750

Trustees’ and officers’ fees and benefits	17,935

Other	130,437

Total expenses	4,476,879

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(13,486)

Net expenses	4,463,393

Net investment income (loss)	(1,794,481)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	7,320,294

Foreign currencies	6,743

7,327,037

Change in net unrealized appreciation (depreciation) of:
Investment securities	(73,827,174)

Foreign currencies	3,977

(73,823,197)

Net realized and unrealized gain (loss)	(66,496,160)

Net increase (decrease) in net assets resulting from operations	$(68,290,641)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Gold & Precious Metals Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2011 and the year ended April 30, 2011
(Unaudited)

	October 31,	April 30,
	2011	2011

Operations:
Net investment income (loss)	$(1,794,481)	$(4,651,998)

Net realized gain	7,327,037	27,833,505

Change in net unrealized appreciation (depreciation)	(73,823,197)	146,389,957

Net increase (decrease) in net assets resulting from operations	(68,290,641)	169,571,464

Distributions to shareholders from net investment income:
Class A	—	(7,600,971)

Class B	—	(1,455,384)

Class C	—	(1,769,557)

Class Y	—	(395,074)

Investor Class	—	(7,803,639)

Total distributions from net investment income	—	(19,024,625)

Share transactions–net:
Class A	3,755,049	38,182,849

Class B	(5,371,754)	(2,853,703)

Class C	(517,092)	9,804,269

Class Y	1,380,347	7,334,472

Investor Class	(10,854,174)	13,802,167

Net increase (decrease) in net assets resulting from share transactions	(11,607,624)	66,270,054

Net increase (decrease) in net assets	(79,898,265)	216,816,893

Net assets:
Beginning of period	705,513,847	488,696,954

End of period (includes undistributed net investment income (loss) of $(33,246,253) and $(31,451,772), respectively)	$625,615,582	$705,513,847

Notes to Financial Statements

October 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Gold & Precious Metals Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco Gold & Precious Metals Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

10        Invesco Gold & Precious Metals Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund will eliminate the 2% redemption fee, if applicable, assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
K.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

11        Invesco Gold & Precious Metals Fund

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
M.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least August 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended October 31, 2011, the Adviser waived advisory fees of $11,731.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended October 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $712.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net

12        Invesco Gold & Precious Metals Fund

assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2011, IDI advised the Fund that IDI retained $61,350 in front-end sales commissions from the sale of Class A shares and $507, $40,228 and $8,516 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$6,103,514	$23,136,875	$—	$29,240,389

Canada	410,624,295	—	—	410,624,295

Peru	3,396,371	—	—	3,396,371

South Africa	52,730,749	10,163,922	—	62,894,671

United States	143,145,666	—	—	143,145,666

Total Investments	$616,000,595	$33,300,797	$—	$649,301,392

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,043.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2011, the Fund paid legal fees of $1,141 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the

13        Invesco Gold & Precious Metals Fund

custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of April 30, 2011.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2011 was $36,180,546 and $53,578,495, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$141,056,859

Aggregate unrealized (depreciation) of investment securities	(30,796,788)

Net unrealized appreciation of investment securities	$110,260,071

Cost of investments for tax purposes is $539,041,321.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2011(a)		April 30, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	4,918,206	$50,764,619	11,095,239	$108,380,511

Class B	311,114	3,127,954	1,561,316	14,624,389

Class C	1,053,366	11,247,470	2,477,856	25,406,411

Class Y	787,262	8,188,563	1,069,261	10,933,622

Investor Class	2,582,888	26,738,180	7,716,325	77,081,447

Issued as reinvestment of dividends:
Class A	—	—	641,013	6,813,971

Class B	—	—	124,681	1,297,921

Class C	—	—	148,191	1,637,512

Class Y	—	—	33,115	354,665

Investor Class	—	—	707,607	7,564,320

Automatic conversion of Class B shares to Class A shares:
Class A	180,388	1,844,234	727,621	7,188,451

Class B	(185,208)	(1,844,234)	(745,192)	(7,188,451)

Reacquired:(b)
Class A	(4,819,008)	(48,853,804)	(8,715,244)	(84,200,084)

Class B	(668,931)	(6,655,474)	(1,221,628)	(11,587,562)

Class C	(1,115,399)	(11,764,562)	(1,697,765)	(17,239,654)

Class Y	(683,206)	(6,808,216)	(386,385)	(3,953,815)

Investor Class	(3,675,145)	(37,592,354)	(7,220,488)	(70,843,600)

Net increase (decrease) in share activity	(1,313,673)	$(11,607,624)	6,315,523	$66,270,054

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $86,308 and $74,350 allocated among the classes based on relative net assets of each class for the years ended October 31, 2011 and 2010, respectively.

14        Invesco Gold & Precious Metals Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses) on						to average		to average net		Ratio of net
	Net asset			securities		Dividends				net assets		assets without		investment
	value,	Net		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income (loss)		unrealized)	operations	income	of period(a)	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 10/31/11	$11.22	$(0.02	)(d)	$(1.04)	$(1.06)	$—	$10.16	(9.45)%	$251,646	1.26	%(e)	1.26	%(e)	(0.43	)%(e)	6%
Year ended 04/30/11	8.64	(0.06	)(d)	2.97	2.91	(0.33)	11.22	33.86	274,558	1.23		1.23		(0.65)		30
One month ended 04/30/10	7.84	(0.01	)(d)	0.81	0.80	—	8.64	10.20	179,158	1.29	(f)	1.30	(f)	(0.77	)(f)	2
Year ended 03/31/10	5.91	(0.06	)(d)	2.13	2.07	(0.14)	7.84	34.88	157,681	1.31		1.32		(0.79)		3
Year ended 03/31/09	7.77	(0.01	)(d)	(1.82)	(1.83)	(0.03)	5.91	(23.51)	97,402	1.46		1.47		(0.18)		39
Year ended 03/31/08	6.11	(0.02)		1.73	1.71	(0.05)	7.77	28.00	122,756	1.35		1.36		(0.48)		43
Year ended 03/31/07	5.67	(0.00	)(d)	0.58	0.58	(0.14)	6.11	10.24	58,702	1.41		1.41		(0.04)		85

Class B
Six months ended 10/31/11	10.95	(0.06	)(d)	(1.01)	(1.07)	—	9.88	(9.77)	44,732	2.01	(e)	2.01	(e)	(1.18	)(e)	6
Year ended 04/30/11	8.46	(0.13	)(d)	2.89	2.76	(0.27)	10.95	32.73	55,497	1.98		1.98		(1.40)		30
One month ended 04/30/10	7.68	(0.01	)(d)	0.79	0.78	—	8.46	10.16	45,239	2.04	(f)	2.05	(f)	(1.52	)(f)	2
Year ended 03/31/10	5.77	(0.11	)(d)	2.08	1.97	(0.06)	7.68	34.07	41,467	2.06		2.07		(1.54)		3
Year ended 03/31/09	7.64	(0.06	)(d)	(1.80)	(1.86)	(0.01)	5.77	(24.22)	31,584	2.21		2.22		(0.93)		39
Year ended 03/31/08	6.01	(0.07)		1.71	1.64	(0.01)	7.64	27.23	43,462	2.10		2.11		(1.23)		43
Year ended 03/31/07	5.60	(0.05	)(d)	0.58	0.53	(0.12)	6.01	9.45	25,599	2.16		2.16		(0.79)		85

Class C
Six months ended 10/31/11	11.63	(0.06	)(d)	(1.07)	(1.13)	—	10.50	(9.72)	71,824	2.01	(e)	2.01	(e)	(1.18	)(e)	6
Year ended 04/30/11	8.97	(0.14	)(d)	3.07	2.93	(0.27)	11.63	32.77	80,280	1.98		1.98		(1.40)		30
One month ended 04/30/10	8.15	(0.01	)(d)	0.83	0.82	—	8.97	10.06	53,588	2.04	(f)	2.05	(f)	(1.52	)(f)	2
Year ended 03/31/10	6.12	(0.12	)(d)	2.21	2.09	(0.06)	8.15	34.08	51,104	2.06		2.07		(1.54)		3
Year ended 03/31/09	8.11	(0.06	)(d)	(1.92)	(1.98)	(0.01)	6.12	(24.30)	35,563	2.21		2.22		(0.93)		39
Year ended 03/31/08	6.39	(0.07)		1.80	1.73	(0.01)	8.11	27.02	40,939	2.10		2.11		(1.23)		43
Year ended 03/31/07	5.94	(0.05	)(d)	0.62	0.57	(0.12)	6.39	9.59	21,188	2.16		2.16		(0.79)		85

Class Y
Six months ended 10/31/11	11.32	(0.01	)(d)	(1.04)	(1.05)	—	10.27	(9.28)	15,124	1.01	(e)	1.01	(e)	(0.18	)(e)	6
Year ended 04/30/11	8.71	(0.04	)(d)	3.00	2.96	(0.35)	11.32	34.19	15,493	0.98		0.98		(0.40)		30
One month ended 04/30/10	7.91	0.00	(d)	0.80	0.80	—	8.71	10.11	5,690	1.04	(f)	1.05	(f)	(0.52	)(f)	2
Year ended 03/31/10	5.95	(0.04	)(d)	2.15	2.11	(0.15)	7.91	35.46	4,973	1.06		1.07		(0.54)		3
Year ended 03/31/09(g)	5.09	(0.00	)(d)	0.89	0.89	(0.03)	5.95	17.56	1,365	1.44	(f)	1.45	(f)	(0.16	)(f)	39

Investor Class
Six months ended 10/31/11	11.28	(0.02	)(d)	(1.04)	(1.06)	—	10.22	(9.40)	242,290	1.26	(e)	1.26	(e)	(0.43	)(e)	6
Year ended 04/30/11	8.69	(0.06	)(d)	2.98	2.92	(0.33)	11.28	33.78	279,686	1.23		1.23		(0.65)		30
One month ended 04/30/10	7.89	(0.01	)(d)	0.81	0.80	—	8.69	10.14	205,022	1.29	(e)	1.30	(f)	(0.77	)(f)	2
Year ended 03/31/10	5.94	(0.06	)(d)	2.15	2.09	(0.14)	7.89	35.04	187,995	1.31		1.32		(0.79)		3
Year ended 03/31/09	7.82	(0.01	)(d)	(1.84)	(1.85)	(0.03)	5.94	(23.61)	136,151	1.46		1.47		(0.18)		39
Year ended 03/31/08	6.15	(0.03)		1.75	1.72	(0.05)	7.82	27.98	181,711	1.35		1.36		(0.48)		43
Year ended 03/31/07	5.70	(0.00	)(d)	0.59	0.59	(0.14)	6.15	10.36	146,934	1.41		1.41		(0.04)		85

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $251,629, $47,360, $72,622, $15,648 and $250,544 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Annualized.
(g)	Commencement date of October 3, 2008.

15        Invesco Gold & Precious Metals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/11)	(10/31/11)[1]	Period[2]	(10/31/11)	Period[2]	Ratio
A	$1,000.00	$905.50	$6.02	$1,018.82	$6.38	1.26%

B	1,000.00	902.30	9.60	1,015.05	10.17	2.01

C	1,000.00	902.80	9.60	1,015.05	10.17	2.01

Y	1,000.00	907.20	4.83	1,020.07	5.11	1.01

Investor	1,000.00	906.00	6.04	1,018.80	6.39	1.26

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2011 through October 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year

16        Invesco Gold & Precious Metals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Gold & Precious Metals Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the

17        Invesco Gold & Precious Metals Fund

nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Precious Metals Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the third quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

18        Invesco Gold & Precious Metals Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

I-GPM-SAR-1	Invesco Distributors, Inc.

Invesco Leisure Fund
Semiannual Report to Shareholders  ▪  October 31, 2011
Nasdaq:
A: ILSAX  ▪  B: ILSBX  ▪  C: IVLCX  ▪  R: ILSRX  ▪  Y: ILSYX  ▪  Investor: FLISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/11 to 10/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.41%

Class B Shares	-5.77

Class C Shares	-5.76

Class R Shares	-5.55

Class Y Shares	-5.27

Investor Class Shares	-5.42

S&P 500 Index▼(Broad Market Index)	-7.12

S&P 500 Consumer Discretionary Index▼(Style-Specific Index)	-3.11

Lipper Consumer Services Funds Category Average▼(Peer Group)	-5.25
Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
The S&P 500 Consumer Discretionary Index is an unmanaged index considered representative of the consumer discretionary market.
     The Lipper Consumer Services Funds Category Average represents an average of all of the funds in the Lipper Consumer Services Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Leisure Fund

Average Annual Total Returns
As of 10/31/11, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	2.54%

5 Years	-1.74

1 Year	1.29

Class B Shares

Inception (3/28/02)	2.53%

5 Years	-1.67

1 Year	1.38

Class C Shares

Inception (2/14/00)	2.08%

10 Years	4.13

5 Years	-1.37

1 Year	5.38

Class R Shares

Inception (10/25/05)	2.62%

5 Years	-0.87

1 Year	6.93

Class Y Shares

10 Years	5.04%

5 Years	-0.46

1 Year	7.49

Investor Class Shares

Inception (1/19/84)	12.99%

10 Years	4.96

5 Years	-0.62

1 Year	7.19
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 9/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	1.35%

5 Years	-2.85

1 Year	-5.74

Class B Shares

Inception (3/28/02)	1.33%

5 Years	-2.78

1 Year	-5.92

Class C Shares

Inception (2/14/00)	1.11%

10 Years	3.48

5 Years	-2.48

1 Year	-1.99

Class R Shares

Inception (10/25/05)	0.72%

5 Years	-1.99

1 Year	-0.48

Class Y Shares

10 Years	4.39%

5 Years	-1.59

1 Year	0.02

Investor Class Shares

Inception (1/19/84)	12.57%

10 Years	4.31

5 Years	-1.75

1 Year	-0.23
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.33%, 2.08%, 2.08%, 1.58%, 1.08% and 1.33%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Investor Class shares do not have a front-end sales charge or a
CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Leisure Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance.
     The start of a new year is always a good time to catch up with your financial adviser. Looking ahead to the new year and evaluating your individual situation, your financial adviser can provide valuable insight into whether your investments are still appropriate for your individual needs, goals and risk tolerance. This may provide reassurance in times of economic uncertainty and market volatility such as we saw in 2011 – and are likely to see again in 2012.
     On our website, invesco.com/us, we provide timely market updates and commentary from many of our fund managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Across our broad array of investment products, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals – meaning that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Leisure Fund

Schedule of Investments(a)

October 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.32%
Advertising–2.26%
Interpublic Group of Cos., Inc. (The)	601,304	$5,700,362

National CineMedia, Inc.	156,280	1,890,988

		7,591,350

Apparel Retail–1.61%
Abercrombie & Fitch Co.–Class A	72,868	5,421,379

Apparel, Accessories & Luxury Goods–2.43%
Lululemon Athletica Inc.(b)(c)	29,805	1,683,386

Prada S.p.A. (Italy)(c)	885,000	4,260,355

Under Armour, Inc.–Class A(c)	26,338	2,223,191

		8,166,932

Auto Parts & Equipment–1.81%
Johnson Controls, Inc.	184,417	6,072,852

Automobile Manufacturers–1.94%
Ford Motor Co.(c)	301,251	3,518,612

Honda Motor Co., Ltd. (Japan)	98,866	2,979,979

		6,498,591

Automotive Retail–3.04%
AutoZone, Inc.(c)	12,445	4,027,077

CarMax, Inc.(c)	205,911	6,189,685

		10,216,762

Broadcasting–4.19%
CBS Corp.–Class B	263,896	6,811,156

Scripps Networks Interactive, Inc.–Class A	171,110	7,268,753

		14,079,909

Cable & Satellite–9.84%
Comcast Corp.–Class A	595,020	13,953,219

DIRECTV–Class A(c)	309,066	14,050,140

Time Warner Cable Inc.	79,207	5,044,694

		33,048,053

Casinos & Gaming–6.51%
Las Vegas Sands Corp.(c)	197,228	9,259,855

Penn National Gaming, Inc.(c)	350,406	12,614,616

		21,874,471

Computer Hardware–4.42%
Apple Inc.(c)	36,711	14,859,879

Consumer Finance–1.94%
EZCORP, Inc.–Class A(c)	234,114	6,503,687

Department Stores–6.63%
Kohl’s Corp.	154,379	8,183,631

Macy’s, Inc.	461,871	14,100,921

		22,284,552

Footwear–6.67%
Deckers Outdoor Corp.(c)	62,971	7,256,778

NIKE, Inc.–Class B	157,057	15,132,442

		22,389,220

General Merchandise Stores–0.48%
Dollar Tree, Inc.(c)	20,289	1,622,308

Home Improvement Retail–1.14%
Home Depot, Inc. (The)	106,889	3,826,626

Homefurnishing Retail–1.50%
Bed Bath & Beyond, Inc.(c)	81,609	5,046,701

Hotels, Resorts & Cruise Lines–3.06%
Hyatt Hotels Corp.–Class A(c)	130,040	4,836,188

Marriott International Inc.–Class A	83,722	2,637,243

Starwood Hotels & Resorts Worldwide, Inc.	56,012	2,806,761

		10,280,192

Hypermarkets & Super Centers–3.87%
Costco Wholesale Corp.	156,040	12,990,330

Internet Retail–5.12%
Amazon.com, Inc.(c)	71,995	15,371,653

Priceline.com Inc.(c)	3,603	1,829,315

		17,200,968

Internet Software & Services–3.60%
Baidu, Inc.–ADR (China)(c)	34,069	4,775,792

eBay Inc.(c)	49,593	1,578,545

Google Inc.–Class A(c)	7,844	4,648,668

Yandex NV–Class A (Netherlands)(c)	39,578	1,089,187

		12,092,192

Motorcycle Manufacturers–1.47%
Harley-Davidson, Inc.	127,330	4,953,137

Movies & Entertainment–8.73%
News Corp.–Class A	239,600	4,197,792

Time Warner Inc.	192,430	6,733,126

Viacom Inc.–Class A(b)	121,958	6,517,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Leisure Fund

	Shares	Value

Movies & Entertainment–(continued)

Viacom Inc.–Class B	152,158	$6,672,128

Walt Disney Co. (The)	149,222	5,204,863

		29,325,345

Restaurants–8.00%
Chipotle Mexican Grill, Inc.(c)	15,689	5,273,387

Darden Restaurants, Inc.	162,267	7,769,344

P.F. Chang’s China Bistro, Inc.(b)	54,952	1,709,007

Starbucks Corp.	286,610	12,135,067

		26,886,805

Soft Drinks–0.73%
Hansen Natural Corp.(c)	27,600	2,458,884

Specialized Consumer Services–2.05%
Weight Watchers International, Inc.(b)	92,117	6,873,771

Specialty Stores–2.20%
Tiffany & Co.	92,854	7,403,249

Systems Software–3.08%
Rovi Corp.(c)	208,712	10,339,592

Total Common Stocks & Other Equity Interests (Cost $264,667,531)		330,307,737

Money Market Funds–1.61%
Liquid Assets Portfolio–Institutional Class(d)	2,708,865	2,708,865

Premier Portfolio–Institutional Class(d)	2,708,864	2,708,864

Total Money Market Funds (Cost $5,417,729)		5,417,729

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.93% (Cost $270,085,260)		335,725,466

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.86%
Liquid Assets Portfolio–Institutional Class (Cost $12,954,550)(d)(e)	12,954,550	12,954,550

TOTAL INVESTMENTS–103.79% (Cost $283,039,810)		348,680,016

OTHER ASSETS LESS LIABILITIES–(3.79)%		(12,730,484)

NET ASSETS–100.00%		$335,949,532

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2011.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of October 31, 2011

Consumer Discretionary	80.7%

Information Technology	11.1

Consumer Staples	4.6

Financials	1.9

Money Market Funds Plus Other Assets Less Liabilities	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Leisure Fund

Statement of Assets and Liabilities

October 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $264,667,531)*	$330,307,737

Investments in affiliated money market funds, at value and cost	18,372,279

Total investments, at value (Cost $283,039,810)	348,680,016

Receivable for:
Investments sold	711,977

Fund shares sold	78,567

Dividends	92,263

Investment for trustee deferred compensation and retirement plans	39,429

Other assets	38,082

Total assets	349,640,334

Liabilities:
Payable for:
Fund shares reacquired	339,265

Collateral upon return of securities loaned	12,954,550

Accrued fees to affiliates	236,041

Accrued other operating expenses	56,295

Trustee deferred compensation and retirement plans	104,651

Total liabilities	13,690,802

Net assets applicable to shares outstanding	$335,949,532

Net assets consist of:
Shares of beneficial interest	$261,420,427

Undistributed net investment income (loss)	(723,528)

Undistributed net realized gain	9,612,749

Unrealized appreciation	65,639,884

$335,949,532

Net Assets:
Class A	$51,861,729

Class B	$4,791,997

Class C	$10,662,778

Class R	$1,096,210

Class Y	$4,281,609

Investor Class	$263,255,209

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,490,890

Class B	144,473

Class C	332,808

Class R	31,709

Class Y	122,838

Investor Class	7,585,306

Class A:
Net asset value per share	$34.79

Maximum offering price per share (Net asset value of $34.79 divided by 94.50%)	$36.81

Class B:
Net asset value and offering price per share	$33.17

Class C:
Net asset value and offering price per share	$32.04

Class R:
Net asset value and offering price per share	$34.57

Class Y:
Net asset value and offering price per share	$34.86

Investor Class:
Net asset value and offering price per share	$34.71

*	At October 31, 2011, securities with an aggregate value of $12,695,513 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Leisure Fund

Statement of Operations

For the six months ended October 31, 2011
(Unaudited

Investment income:
Dividends (net of foreign withholding taxes of $3,543)	$1,717,443

Dividends from affiliated money market funds (includes securities lending income of $86,541)	89,216

Total investment income	1,806,659

Expenses:
Advisory fees	1,315,102

Administrative services fees	65,466

Custodian fees	7,298

Distribution fees:
Class A	66,032

Class B	28,112

Class C	57,720

Class R	3,006

Investor Class	345,010

Transfer agent fees	433,120

Trustees’ and officers’ fees and benefits	14,103

Other	89,067

Total expenses	2,424,036

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(5,322)

Net expenses	2,418,714

Net investment income (loss)	(612,055)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	20,326,264

Foreign currencies	2,437

20,328,701

Change in net unrealized appreciation (depreciation) of:
Investment securities	(40,635,003)

Foreign currencies	28

(40,634,975)

Net realized and unrealized gain (loss)	(20,306,274)

Net increase (decrease) in net assets resulting from operations	$(20,918,329)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Leisure Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2011 and the year ended April 30, 2011
(Unaudited)

	Six months
	ended	Year ended
	October 31,	April 30,
	2011	2011

Operations:
Net investment income (loss)	$(612,055)	$(276,709)

Net realized gain	20,328,701	36,774,985

Change in net unrealized appreciation (depreciation)	(40,634,975)	7,491,408

Net increase (decrease) in net assets resulting from operations	(20,918,329)	43,989,684

Distributions to shareholders from net investment income:
Class A	—	(78,408)

Class Y	—	(17,501)

Investor Class	—	(381,138)

Total distributions from net investment income	—	(477,047)

Share transactions–net:
Class A	(3,833,657)	(13,762,131)

Class B	(1,652,516)	(3,338,903)

Class C	(1,488,359)	(3,010,961)

Class R	(258,359)	31,185

Class Y	2,505,038	(1,445,594)

Investor Class	(20,741,074)	(44,360,507)

Net increase (decrease) in net assets resulting from share transactions	(25,468,927)	(65,886,911)

Net increase (decrease) in net assets	(46,387,256)	(22,374,274)

Net assets:
Beginning of period	382,336,788	404,711,062

End of period (includes undistributed net investment income (loss) of $(723,528) and $(111,473), respectively)	$335,949,532	$382,336,788

Notes to Financial Statements

October 31,2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Leisure Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco Leisure Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        Invesco Leisure Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

11        Invesco Leisure Fund

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least August 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended October 31, 2011, the Adviser waived advisory fees of $4,233.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended October 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $483.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance

12        Invesco Leisure Fund

to the shareholder. During the six months ended October 31, 2011, IDI advised the Fund that IDI retained $1,563 in front-end sales commissions from the sale of Class A shares and $0, $5,126 and $(74) from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments
  During the six months ended October 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$341,439,681	$7,240,335	$—	$348,680,016

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2011, the Fund engaged in securities purchases of $254,434.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $606.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2011, the Fund paid legal fees of $954 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13        Invesco Leisure Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $xx of capital loss carryforward in the fiscal year ending April 30, 2012.
  The Fund had a capital loss carryforward as of April 30, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2017	$10,484,381

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2011 was $114,658,555 and $143,261,819, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$70,571,476

Aggregate unrealized (depreciation) of investment securities	(5,162,841)

Net unrealized appreciation of investment securities	$65,408,635

Cost of investments for tax purposes is $283,271,381.

14        Invesco Leisure Fund

NOTE 10—Share Information

	Summary of Share Activity

	Year ended		Year ended
	October 31, 2011(a)		April 30, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	323,894	$11,405,134	487,175	$15,933,000

Class B	5,518	179,204	28,814	928,195

Class C	11,253	369,021	35,630	1,096,911

Class R	2,901	100,015	6,222	202,477

Class Y	93,946	3,500,278	115,873	3,680,234

Investor Class	152,961	5,312,857	435,347	14,213,524

Issued as reinvestment of dividends:
Class A	—	—	2,080	72,608

Class B	—	—	—	—

Class C	—	—	—	—

Class R	—	—	—	—

Class Y	—	—	472	16,458

Investor Class	—	—	10,615	369,611

Automatic conversion of Class B shares to Class A shares:
Class A	23,933	844,704	58,256	1,888,172

Class B	(25,056)	(844,704)	(60,683)	(1,888,172)

Reacquired:
Class A	(459,148)	(16,083,495)	(978,180)	(31,655,911)

Class B	(29,910)	(987,016)	(78,206)	(2,378,926)

Class C	(57,294)	(1,857,380)	(136,629)	(4,107,872)

Class R	(9,539)	(358,374)	(5,112)	(171,292)

Class Y	(29,396)	(995,240)	(153,834)	(5,142,286)

Investor Class	(748,331)	(26,053,931)	(1,811,369)	(58,943,642)

Net increase (decrease) in share activity	(744,268)	$(25,468,927)	(2,043,529)	$(65,886,911)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Leisure Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 10/31/11	$36.78	$(0.06)	$(1.93)	$(1.99)	$—	$—	$—	$34.79	(5.41)%	$51,862	1.35	%(d)	1.35	%(d)	(0.32	)%(d)	33%
Year ended 04/30/11	32.56	(0.01)	4.27	4.26	(0.04)	—	(0.04)	36.78	13.10	58,922	1.33		1.33		(0.03)		53
One month ended 04/30/10	31.19	0.02	1.35	1.37	—	—	—	32.56	4.39	66,194	1.34	(e)	1.34	(e)	0.83	(e)	6
Year ended 03/31/10	20.32	0.04	11.27	11.31	(0.44)	—	(0.44)	31.19	55.88	58,698	1.39		1.39		0.16		55
Year ended 03/31/09	39.82	0.36	(17.29)	(16.93)	—	(2.57)	(2.57)	20.32	(42.67)	46,322	1.36		1.36		1.16		17
Year ended 03/31/08	49.19	0.23	(5.72)	(5.49)	(0.37)	(3.51)	(3.88)	39.82	(11.89)	135,813	1.18		1.18		0.48		14

Class B
Six months ended 10/31/11	35.20	(0.18)	(1.85)	(2.03)	—	—	—	33.17	(5.77)	4,792	2.10	(d)	2.10	(d)	(1.07	)(d)	33
Year ended 04/30/11	31.36	(0.24)	4.08	3.84	—	—	—	35.20	12.25	6,826	2.08		2.08		(0.78)		53
One month ended 04/30/10	30.06	0.00	1.30	1.30	—	—	—	31.36	4.33	9,534	2.09	(e)	2.09	(e)	0.08	(e)	6
Year ended 03/31/10	19.51	(0.15)	10.80	10.65	(0.10)	—	(0.10)	30.06	54.66	9,399	2.14		2.14		(0.59)		55
Year ended 03/31/09	38.68	0.13	(16.73)	(16.60)	—	(2.57)	(2.57)	19.51	(43.08)	9,454	2.11		2.11		0.41		17
Year ended 03/31/08	47.95	(0.13)	(5.55)	(5.68)	(0.08)	(3.51)	(3.59)	38.68	(12.54)	27,495	1.93		1.93		(0.27)		14

Class C
Six months ended 10/31/11	34.00	(0.17)	(1.79)	(1.96)	—	—	—	32.04	(5.76)	10,663	2.10	(d)	2.10	(d)	(1.07	)(d)	33
Year ended 04/30/11	30.29	(0.24)	3.95	3.71	—	—	—	34.00	12.25	12,881	2.08		2.08		(0.78)		53
One month ended 04/30/10	29.03	0.00	1.26	1.26	—	—	—	30.29	4.34	14,536	2.09	(e)	2.09	(e)	0.08	(e)	6
Year ended 03/31/10	18.84	(0.14)	10.43	10.29	(0.10)	—	(0.10)	29.03	54.69	13,955	2.14		2.14		(0.59)		55
Year ended 03/31/09	37.51	0.12	(16.22)	(16.10)	—	(2.57)	(2.57)	18.84	(43.09)	11,232	2.11		2.11		0.41		17
Year ended 03/31/08	46.62	(0.12)	(5.40)	(5.52)	(0.08)	(3.51)	(3.59)	37.51	(12.56)	33,073	1.93		1.93		(0.27)		14

Class R
Six months ended 10/31/11	36.59	(0.10)	(1.92)	(2.02)	—	—	—	34.57	(5.52)	1,096	1.60	(d)	1.60	(d)	(0.57	)(d)	33
Year ended 04/30/11	32.44	(0.09)	4.24	4.15	—	—	—	36.59	12.79	1,403	1.58		1.58		(0.28)		53
One month ended 04/30/10	31.08	0.02	1.34	1.36	—	—	—	32.44	4.38	1,208	1.59	(e)	1.59	(e)	0.58	(e)	6
Year ended 03/31/10	20.22	(0.02)	11.21	11.19	(0.33)	—	(0.33)	31.08	55.50	1,154	1.64		1.64		(0.09)		55
Year ended 03/31/09	39.75	0.27	(17.23)	(16.96)	—	(2.57)	(2.57)	20.22	(42.82)	599	1.61		1.61		0.91		17
Year ended 03/31/08	49.14	0.10	(5.71)	(5.61)	(0.27)	(3.51)	(3.78)	39.75	(12.12)	903	1.43		1.43		0.23		14

Class Y
Six months ended 10/31/11	36.80	(0.01)	(1.93)	(1.94)	—	—	—	34.86	(5.27)	4,282	1.10	(d)	1.10	(d)	(0.07	)(d)	33
Year ended 04/30/11	32.57	0.07	4.28	4.35	(0.12)	—	(0.12)	36.80	13.37	2,145	1.08		1.08		0.22		53
One month ended 04/30/10	31.19	0.03	1.35	1.38	—	—	—	32.57	4.43	3,120	1.09	(e)	1.09	(e)	1.08	(e)	6
Year ended 03/31/10	20.31	0.11	11.25	11.36	(0.48)	—	(0.48)	31.19	56.19	2,482	1.14		1.14		0.41		55
Year ended 03/31/09(f)	30.39	0.14	(7.65)	(7.51)	—	(2.57)	(2.57)	20.31	(24.90)	576	1.27	(g)	1.28	(g)	1.25	(g)	17

Investor Class
Six months ended 10/31/11	36.69	(0.06)	(1.92)	(1.98)	—	—	—	34.71	(5.40)	263,255	1.35	(d)	1.35	(d)	(0.32	)(d)	33
Year ended 04/30/11	32.49	(0.01)	4.25	4.24	(0.04)	—	(0.04)	36.69	13.07	300,160	1.33		1.33		(0.03)		53
One month ended 04/30/10	31.11	0.02	1.36	1.38	—	—	—	32.49	4.44	310,119	1.34	(e)	1.34	(e)	0.83	(e)	6
Year ended 03/31/10	20.28	0.04	11.23	11.27	(0.44)	—	(0.44)	31.11	55.79	297,887	1.39		1.39		0.16		55
Year ended 03/31/09	39.74	0.35	(17.24)	(16.89)	—	(2.57)	(2.57)	20.28	(42.65)	217,365	1.36		1.36		1.16		17
Year ended 03/31/08	49.10	0.23	(5.71)	(5.48)	(0.37)	(3.51)	(3.88)	39.74	(11.89)	482,760	1.18		1.18		0.48		14

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $52,539, $5,592, $11,481, $1,196, $3,472 and $274,208 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

16        Invesco Leisure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/11)	(10/31/11)[1]	Period[2]	(10/31/11)	Period[2]	Ratio
A	$1,000.00	$945.90	$6.60	$1,018.35	$6.85	1.35%

B	1,000.00	942.30	10.25	1,014.58	10.63	2.10

C	1,000.00	942.40	10.25	1,014.58	10.63	2.10

R	1,000.00	944.50	7.82	1,017.09	8.11	1.60

Y	1,000.00	947.30	5.38	1,019.61	5.58	1.10

Investor	1,000.00	945.80	6.60	1,018.35	6.85	1.35

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2011 through October 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year

17        Invesco Leisure Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Leisure Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

18        Invesco Leisure Fund

  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Consumer Services Funds Index. The Board noted that performance of Investor Class shares of the Funds was in the fifth quintile of the performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one and three year periods, and that Index performance data was not available beyond the three year period. Invesco Advisers advised the Board that a new lead portfolio manager was named in May and that performance was impacted by the conservative, quality bias of the Fund which caused underperformance during the low-quality rally in 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was at the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was the below the effective fee rate of the other mutual fund with investment strategies comparable to the Fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Leisure Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

I-LEI-SAR-1	Invesco Distributors, Inc.

Invesco Technology Fund
Semiannual Report to Shareholders ▪ October 31, 2011
Nasdaq:
A: ITYAX ▪ B: ITYBX ▪ C: ITHCX ▪ Y: ITYYX ▪ Investor: FTCHX ▪ Institutional: FTPIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/11 to 10/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-6.94%

Class B Shares	-7.20

Class C Shares	-7.24

Class Y Shares	-6.80

Investor Class Shares	-6.91

Institutional Class Shares	-6.60

S&P 500 Index▼ (Broad Market Index)	-7.12

BofA Merrill Lynch 100 Technology Index▼ (Style-Specific Index)	-13.68

Lipper Science & Technology Funds Index▼ (Peer Group Index)	-9.93

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The BofA Merrill Lynch 100 Technology Index is a price -only equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.
     The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Technology Fund

Average Annual Total Returns
As of 10/31/11, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		0.38%

5	Years	2.38

1	Year	5.60

Class B Shares

Inception (3/28/02)		0.33%

5	Years	2.43

1	Year	6.01

Class C Shares

Inception (2/14/00)		-9.02%

10	Years	1.00

5	Years	2.79

1	Year	9.94

Class Y Shares

10	Years	1.81%

5	Years	3.70

1	Year	12.04

Investor Class Shares

Inception (1/19/84)		9.65%

10	Years	1.75

5	Years	3.59

1	Year	11.85

Institutional Class Shares

Inception (12/21/98)		1.32%

10	Years	2.51

5	Years	4.27

1	Year	12.45
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 9/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		-0.87%

5	Years	0.32

1	Year	-0.47

Class B Shares

Inception (3/28/02)		-0.91%

5	Years	0.33

1	Year	-0.37

Class C Shares

Inception (2/14/00)		-10.01%

10	Years	1.40

5	Years	0.71

1	Year	3.60

Class Y Shares

10	Years	2.22%

5	Years	1.61%

1	Year	5.61%

Investor Class Shares

Inception (1/19/84)		9.21%

10	Years	2.16

5	Years	1.50

1	Year	5.41

Institutional Class Shares

Inception (12/21/98)		0.38%

10	Years	2.93

5	Years	2.16

1	Year	6.01

     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares was 1.55%, 2.30%, 2.30%, 1.30%, 1.46% and 0.89%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or expenses in the past, performance would have been lower.

3 Invesco Technology Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to Bruce Crockett balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance.
     The start of a new year is always a good time to catch up with your financial adviser. Looking ahead to the new year and evaluating your individual situation, your financial adviser can provide valuable insight into whether your investments are still appropriate for your individual needs, goals and risk tolerance. This may provide reassurance in times of economic uncertainty and market volatility such as we saw in 2011 — and are likely to see again in 2012.
      On our website, invesco.com/us, we provide timely market updates and commentary from many of our fund managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Across our broad array of investment products, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus — investment management — that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals — meaning that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Technology Fund

Schedule of Investments(a)

October 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.49%
Application Software–8.34%
Autodesk, Inc.(b)	294,327	$10,183,714

Citrix Systems, Inc.(b)	282,439	20,570,032

NICE Systems Ltd.–ADR (Israel)(b)	246,671	8,820,955

Nuance Communications, Inc.(b)	377,265	9,989,977

Salesforce.com, Inc.(b)	44,597	5,938,983

TIBCO Software Inc.(b)	180,052	5,201,702

		60,705,363

Communications Equipment–8.21%
ADTRAN, Inc.	116,634	3,918,902

Ciena Corp.(b)	301,339	3,971,648

F5 Networks, Inc.(b)	58,667	6,098,435

Finisar Corp.(b)	169,802	3,479,243

JDS Uniphase Corp.(b)	385,773	4,629,276

Polycom, Inc.(b)	247,908	4,097,919

QUALCOMM, Inc.	501,831	25,894,480

Sonus Networks, Inc.(b)	1,041,358	2,759,599

Sycamore Networks, Inc.	131,065	2,519,069

Ubiquiti Networks Inc.(b)	115,211	2,418,279

		59,786,850

Computer Hardware–9.32%
Apple Inc.(b)	167,651	67,861,772

Computer Storage & Peripherals–5.85%
EMC Corp.(b)	939,700	23,032,047

NetApp, Inc.(b)	186,667	7,645,880

SanDisk Corp.(b)	133,626	6,770,830

Synaptics Inc.(b)	153,434	5,184,535

		42,633,292

Data Processing & Outsourced Services–8.59%
Alliance Data Systems Corp.(b)	83,865	8,591,131

Genpact Ltd. (Bermuda)(b)	460,148	7,431,390

MasterCard, Inc.–Class A	43,074	14,957,016

VeriFone Systems, Inc.(b)	161,996	6,837,851

Visa Inc.–Class A	155,130	14,467,424

Western Union Co. (The)	271,188	4,737,654

Wright Express Corp.(b)	117,327	5,500,290

		62,522,756

Electronic Manufacturing Services–1.75%
Jabil Circuit, Inc.	442,182	9,091,262

TE Connectivity Ltd.	103,221	3,669,506

		12,760,768

Fertilizers & Agricultural Chemicals–0.91%
Monsanto Co.	91,446	6,652,697

Internet Retail–2.21%
Amazon.com, Inc.(b)	75,298	16,076,876

Internet Software & Services–8.28%
Baidu, Inc.–ADR (China)(b)	27,837	3,902,191

eBay Inc.(b)	225,737	7,185,209

Google Inc.–Class A(b)	50,090	29,685,337

Responsys, Inc.(b)	189,764	2,072,223

ValueClick, Inc.(b)	451,491	7,946,241

Velti PLC (Ireland)(b)	423,530	3,566,123

VeriSign, Inc.	185,792	5,962,065

		60,319,389

IT Consulting & Other Services–6.68%
Accenture PLC–Class A (Ireland)	170,791	10,291,866

Cognizant Technology Solutions Corp.–Class A(b)	361,131	26,272,280

International Business Machines Corp.	65,487	12,090,865

		48,655,011

Life Sciences Tools & Services–1.00%
Agilent Technologies, Inc.(b)	196,447	7,282,290

Other Diversified Financial Services–0.54%
BlueStream Ventures L.P. (Canada) (Acquired 08/03/00-06/13/08; Cost $25,801,962)(c)(d)	—	3,930,124

Research & Consulting Services–0.54%
Acacia Research(b)	99,504	3,964,239

Semiconductor Equipment–2.80%
ASML Holding N.V.–New York Shares (Netherlands)	82,172	3,445,472

Cymer, Inc.(b)	126,387	5,491,515

Novellus Systems, Inc.(b)	222,720	7,694,976

Teradyne, Inc.(b)	262,080	3,752,986

		20,384,949

Semiconductors–16.53%
ARM Holdings PLC–ADR (United Kingdom)	53,751	1,509,865

Atmel Corp.(b)	953,883	10,073,004

Avago Technologies Ltd. (Singapore)	187,575	6,334,408

Broadcom Corp.–Class A	401,126	14,476,637

Cypress Semiconductor Corp.	411,835	7,870,167

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Technology Fund

	Shares	Value

Semiconductors–(continued)

Diodes Inc.(b)	82,954	$1,855,681

Intel Corp.	676,742	16,607,249

Lattice Semiconductor Corp.(b)	1,205,070	7,628,093

Marvell Technology Group Ltd.(b)	550,315	7,698,907

Micron Technology, Inc.(b)	794,340	4,440,361

Microsemi Corp.(b)	905,944	16,723,726

ON Semiconductor Corp.(b)	435,517	3,296,864

Semtech Corp.(b)	455,435	11,121,723

Skyworks Solutions, Inc.(b)	262,032	5,190,854

Volterra Semiconductor Corp.(b)	105,556	2,501,677

Xilinx, Inc.	91,592	3,064,668

		120,393,884

Systems Software–13.94%
Ariba Inc.(b)	219,261	6,946,189

Check Point Software Technologies Ltd. (Israel)(b)	335,067	19,309,911

CommVault Systems, Inc.(b)	84,342	3,591,282

Microsoft Corp.	746,469	19,878,469

Oracle Corp.	716,594	23,482,785

Red Hat, Inc.(b)	197,090	9,785,519

Rovi Corp.(b)	264,716	13,114,031

Symantec Corp.(b)	316,345	5,381,028

		101,489,214

Total Common Stocks & Other Equity Interests (Cost $541,022,703)		695,419,474

Money Market Funds–4.18%
Liquid Assets Portfolio–Institutional Class(e)	15,198,638	15,198,638

Premier Portfolio–Institutional Class(e)	15,198,638	15,198,638

Total Money Market Funds (Cost $30,397,276)		30,397,276

TOTAL INVESTMENTS–99.67% (Cost $571,419,979)		725,816,750

OTHER ASSETS LESS LIABILITIES–0.33%		2,430,556

NET ASSETS–100.00%		$728,247,306

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund has a 10.29% ownership of BlueStream Ventures L.P. (“BlueStream”) and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of October 31, 2011 represented 0.54% of the Fund’s Net Assets. See Note 4.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2011 represented 0.54% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of October 31, 2011

Information Technology	90.3%

Consumer Discretionary	2.2

Health Care	1.0

Materials	0.9

Industrials	0.6

Financials	0.5

Money Market Funds Plus Other Assets Less Liabilities	4.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Technology Fund

Statement of Assets and Liabilities

October 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $515,220,741)	$691,489,350

Investments in affiliates, at value (Cost $56,199,238)	34,327,400

Total investments, at value (Cost $571,419,979)	725,816,750

Foreign currencies, at value (Cost $18,585)	19,470

Receivable for:
Investments sold	6,776,489

Fund shares sold	748,947

Dividends	188,300

Investment for trustee deferred compensation and retirement plans	155,232

Other assets	41,274

Total assets	733,746,462

Liabilities:
Payable for:
Investments purchased	3,240,704

Fund shares reacquired	1,015,161

Accrued fees to affiliates	807,734

Accrued other operating expenses	170,469

Trustee deferred compensation and retirement plans	265,088

Total liabilities	5,499,156

Net assets applicable to shares outstanding	$728,247,306

Net assets consist of:
Shares of beneficial interest	$550,654,063

Undistributed net investment income	11,886,162

Undistributed net realized gain	9,667,710

Unrealized appreciation	156,039,371

$728,247,306

Net Assets:
Class A	$286,186,484

Class B	$26,296,509

Class C	$26,728,307

Class Y	$3,182,945

Investor Class	$385,121,764

Institutional Class	$731,297

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	8,577,166

Class B	846,892

Class C	884,577

Class Y	95,564

Investor Class	11,628,157

Institutional Class	20,197

Class A:
Net asset value per share	$33.37

Maximum offering price per share (Net asset value of $33.37 divided by 94.50%)	$35.31

Class B:
Net asset value and offering price per share	$31.05

Class C:
Net asset value and offering price per share	$30.22

Class Y:
Net asset value and offering price per share	$33.31

Investor Class:
Net asset value and offering price per share	$33.12

Institutional Class:
Net asset value and offering price per share	$36.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Technology Fund

Statement of Operations

For the six months ended October 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,277)	$1,986,694

Dividends from affiliates (includes securities lending income of $7,344)	22,078

Total investment income	2,008,772

Expenses:
Advisory fees	2,522,888

Administrative services fees	108,565

Custodian fees	15,061

Distribution fees:
Class A	346,475

Class B	134,927

Class C	134,003

Investor Class	439,903

Transfer agent fees — A, B, C, Y and Investor	1,994,428

Transfer agent fees — Institutional	313

Trustees’ and officers’ fees and benefits	18,281

Other	223,242

Total expenses	5,938,086

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(36,884)

Net expenses	5,901,202

Net investment income (loss)	(3,892,430)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	45,941,767

Foreign currencies	6,546

45,948,313

Change in net unrealized appreciation (depreciation) of:
Investment securities	(99,833,881)

Foreign currencies	(1,216)

(99,835,097)

Net realized and unrealized gain (loss)	(53,886,784)

Net increase (decrease) in net assets resulting from operations	$(57,779,214)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Technology Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2011 and the year ended April 30, 2011
(Unaudited)

	October 31,	April 30,
	2011	2011

Operations:
Net investment income (loss)	$(3,892,430)	$(4,420,746)

Net realized gain	45,948,313	94,242,478

Change in net unrealized appreciation (depreciation)	(99,835,097)	55,177,982

Net increase (decrease) in net assets resulting from operations	(57,779,214)	144,999,714

Share transactions–net:
Class A	79,602,365	(8,685,846)

Class B	12,443,897	(6,212,701)

Class C	7,231,404	1,047,773

Class Y	(239,391)	48,266

Investor Class	(18,833,598)	(52,636,171)

Institutional Class	124,153	526

Net increase (decrease) in net assets resulting from share transactions	80,328,830	(66,438,153)

Net increase in net assets	22,549,616	78,561,561

Net assets:
Beginning of period	705,697,690	627,136,129

End of period (includes undistributed net investment income of $11,886,162 and $15,778,592, respectively)	$728,247,306	$705,697,690

Notes to Financial Statements

October 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

9        Invesco Technology Fund

independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

10        Invesco Technology Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Technology Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 23, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 1.76%, 2.51%, 2.51%, 1.51%, 1.76% and 1.51%, respectively, of average daily net assets. Prior to May 23, 2011, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended October 31, 2011, the Adviser waived advisory fees of $26,606.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended October 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $6,237.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares of the Fund.
  The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

12        Invesco Technology Fund

  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2011, IDI advised the Fund that IDI retained $15,441 in front-end sales commissions from the sale of Class A shares and $68, $17,009 and $6,179 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$721,886,626	$—	$3,930,124	$725,816,750

NOTE 4—Investments in Other Affiliates

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended October 31, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	04/30/11	at Cost	from Sales	(Depreciation)	Gain (Loss)	10/31/11	Income

BlueStream Ventures L.P.	$7,247,932	$—	$—	$(3,317,808)	$—	$3,930,124	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,041.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2011, the Fund paid legal fees of $1,188 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

13        Invesco Technology Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of April 30, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2017	$36,280,603

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2011 was $146,717,494 and $157,346,949, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$209,407,721

Aggregate unrealized (depreciation) of investment securities	(39,025,909)

Net unrealized appreciation of investment securities	$170,381,812

Cost of investments for tax purposes is $555,434,938.

14        Invesco Technology Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2011(a)		April 30, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	597,629	$19,505,237	1,236,800	$38,764,605

Class B	25,405	760,002	70,366	1,986,218

Class C	60,176	1,782,820	273,048	8,029,165

Class Y	9,653	316,975	37,066	1,163,825

Investor Class	342,724	11,077,738	914,352	27,956,650

Institutional Class	5,491	183,424	4,369	148,771

Issued in connection with acquisitions:(b)
Class A	2,635,778	93,781,193	—	—

Class B	550,787	18,312,828	—	—

Class C	313,417	10,137,110	—	—

Class Y	612	21,728	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	115,445	3,842,083	141,297	4,409,434

Class B	(123,838)	(3,842,083)	(150,902)	(4,409,434)

Reacquired:
Class A	(1,163,088)	(37,526,148)	(1,690,311)	(51,859,885)

Class B	(91,029)	(2,786,850)	(136,469)	(3,789,485)

Class C	(160,439)	(4,688,526)	(249,760)	(6,981,392)

Class Y	(17,741)	(578,094)	(37,324)	(1,115,559)

Investor Class	(913,235)	(29,911,336)	(2,736,263)	(80,592,821)

Institutional Class	(1,684)	(59,271)	(4,824)	(148,245)

Net increase (decrease) in share activity	2,186,063	$80,328,830	(2,328,555)	$(66,438,153)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	As of the open of business on May 23, 2011 the Fund acquired all the net assets of Invesco Van Kampen Technology Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen Technology Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 3,500,594 shares of the Fund for 21,922,655 shares outstanding of Invesco Van Kampen Technology Fund as of the close of business on May 20, 2011. Each class of Invesco Van Kampen Technology Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Van Kampen Technology Fund to the net asset value of the Fund at the close of business on May 20, 2011. Invesco Van Kampen Technology Fund’s net assets at that date of $122,252,859, including $28,512,047 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $694,559,865 and $816,812,724 immediately after the acquisition.

15        Invesco Technology Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
				Net gains							to average		to average net		Ratio of net
	Net asset	Net		(losses) on							net assets		assets without		investment
	value,	investment		securities (both		Total from	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and		investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)		operations	of period	Return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 10/31/11	$35.86	$(0.17)		$(2.32)		$(2.49)	$33.37	(6.94)%		$286,186	1.59	%(d)	1.60	%(d)	(1.04	)%(d)	24%
Year ended 04/30/11	28.53	(0.22)		7.55	(e)	7.33	35.86	25.69		229,174	1.55		1.55		(0.73)		42
One month ended 04/30/10	27.91	(0.04)		0.66		0.62	28.53	2.22		191,274	1.66	(f)	1.66	(f)	(1.56	)(f)	4
Year ended 03/31/10	17.77	(0.20)		10.34		10.14	27.91	57.06		187,989	1.66		1.75		(0.87)		35
Year ended 03/31/09	25.58	(0.00	)(g)	(7.81	)(h)	(7.81)	17.77	(30.53	)(h)	122,823	1.55		1.83		(0.02	)(g)	68
Year ended 03/31/08	28.49	(0.23)		(2.68)		(2.91)	25.58	(10.21)		217,236	1.55		1.56		(0.77)		42
Year ended 03/31/07	28.45	(0.30)		0.34		0.04	28.49	0.14		284,962	1.56		1.57		(1.07)		126

Class B
Six months ended 10/31/11	33.47	(0.27)		(2.15)		(2.42)	31.05	(7.23)		26,297	2.34	(d)	2.35	(d)	(1.79	)(d)	24
Year ended 04/30/11	26.83	(0.41)		7.05	(e)	6.64	33.47	24.75		16,253	2.30		2.30		(1.48)		42
One month ended 04/30/10	26.26	(0.05)		0.62		0.57	26.83	2.17		18,853	2.41	(f)	2.41	(f)	(2.31	)(f)	4
Year ended 03/31/10	16.84	(0.35)		9.77		9.42	26.26	55.94		19,173	2.41		2.50		(1.62)		35
Year ended 03/31/09	24.43	(0.16	)(g)	(7.43	)(h)	(7.59)	16.84	(31.07	)(h)	16,952	2.30		2.58		(0.77	)(g)	68
Year ended 03/31/08	27.42	(0.44)		(2.55)		(2.99)	24.43	(10.90)		38,443	2.30		2.31		(1.52)		42
Year ended 03/31/07	27.59	(0.48)		0.31		(0.17)	27.42	(0.62)		62,355	2.31		2.32		(1.82)		126

Class C
Six months ended 10/31/11	32.58	(0.27)		(2.09)		(2.36)	30.22	(7.24)		26,728	2.34	(d)	2.35	(d)	(1.79	)(d)	24
Year ended 04/30/11	26.12	(0.41)		6.87	(e)	6.46	32.58	24.73		21,875	2.30		2.30		(1.48)		42
One month ended 04/30/10	25.57	(0.05)		0.60		0.55	26.12	2.15		16,931	2.41	(f)	2.41	(f)	(2.31	)(f)	4
Year ended 03/31/10	16.40	(0.35)		9.52		9.17	25.57	55.92		16,689	2.41		2.50		(1.62)		35
Year ended 03/31/09	23.78	(0.16	)(g)	(7.22	)(h)	(7.38)	16.40	(31.03	)(h)	9,340	2.30		2.58		(0.77	)(g)	68
Year ended 03/31/08	26.69	(0.42)		(2.49)		(2.91)	23.78	(10.90)		16,116	2.30		2.31		(1.52)		42
Year ended 03/31/07	26.86	(0.47)		0.30		(0.17)	26.69	(0.63)		21,386	2.31		2.32		(1.82)		126

Class Y
Six months ended 10/31/11	35.74	(0.13)		(2.30)		(2.43)	33.31	(6.80)		3,183	1.34	(d)	1.35	(d)	(0.79	)(d)	24
Year ended 04/30/11	28.37	(0.14)		7.51	(e)	7.37	35.74	25.98		3,683	1.30		1.30		(0.48)		42
One month ended 04/30/10	27.74	(0.03)		0.66		0.63	28.37	2.27		2,931	1.41	(f)	1.41	(f)	(1.31	)(f)	4
Year ended 03/31/10	17.63	(0.14)		10.25		10.11	27.74	57.34		2,856	1.41		1.50		(0.62)		35
Year ended 03/31/09(i)	20.92	0.02	(g)	(3.31	)(h)	(3.29)	17.63	(15.73	)(h)	541	1.30	(f)	1.86	(f)	0.23	(f)(g)	68

Investor Class
Six months ended 10/31/11	35.58	(0.17)		(2.29)		(2.46)	33.12	(6.91)		385,122	1.56	(d)	1.57	(d)	(1.01	)(d)	24
Year ended 04/30/11	28.29	(0.19)		7.48	(e)	7.29	35.58	25.77		434,078	1.46		1.46		(0.64)		42
One month ended 04/30/10	27.67	(0.04)		0.66		0.62	28.29	2.24		396,631	1.65	(f)	1.65	(f)	(1.55	)(f)	4
Year ended 03/31/10	17.61	(0.20)		10.26		10.06	27.67	57.13		391,424	1.66		1.75		(0.87)		35
Year ended 03/31/09	25.35	(0.00	)(g)	(7.74	)(h)	(7.74)	17.61	(30.53	)(h)	262,730	1.53		1.81		0.00	(g)	68
Year ended 03/31/08	28.23	(0.22)		(2.66)		(2.88)	25.35	(10.20)		424,981	1.52		1.53		(0.74)		42
Year ended 03/31/07	28.19	(0.28)		0.32		0.04	28.23	0.14		595,776	1.53		1.54		(1.04)		126

Institutional Class
Six months ended 10/31/11	38.77	(0.06)		(2.50)		(2.56)	36.21	(6.60)		731	0.89	(d)	0.90	(d)	(0.34	)(d)	24
Year ended 04/30/11	30.64	(0.02)		8.15	(e)	8.13	38.77	26.53		635	0.89		0.89		(0.07)		42
One month ended 04/30/10	29.95	(0.02)		0.71		0.69	30.64	2.30		516	0.90	(f)	0.90	(f)	(0.80	)(f)	4
Year ended 03/31/10	18.93	(0.03)		11.05		11.02	29.95	58.21		522	0.91		0.91		(0.12)		35
Year ended 03/31/09	27.07	0.12	(g)	(8.26	)(h)	(8.14)	18.93	(30.07	)(h)	346	0.90		0.91		0.63	(g)	68
Year ended 03/31/08	29.95	(0.03)		(2.85)		(2.88)	27.07	(9.62)		9	0.86		0.87		(0.10)		42
Year ended 03/31/07	29.70	(0.11)		0.36		0.25	29.95	0.84		12	0.86		0.86		(0.37)		126

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $90,282,548 and sold of $17,342,422 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Technology Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $275,673, $26,839, $26,655, $3,268, $388,462 and $622 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Net gains (losses) on securities (both realized and unrealized includes capital gains realized on a distribution from BlueStream Ventures L.P. on October 17, 2010. Net gains (losses) on securities (both realized and unrealized), excluding capital gains are $7.29, $6.81, $6.63, $7.25, $7.22 and $7.87 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(f)	Annualized.
(g)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a distribution from BlueStream Ventures L.P. on October 23, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the distribution are $(0.13) and (0.57)%; $(0.29) and (1.32)%; $(0.29) and (1.32)%; $(0.02) and (0.32)%; $(0.13) and (0.55)% and $(0.01) and 0.08% for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(h)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $(8.01), $(7.63), $(7.42), $(3.33), $(7.94) and $(8.46) for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively and total returns would have been lower.
(i)	Commencement date of October 3, 2008.

16        Invesco Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/11)	(10/31/11)[1]	Period[2]	(10/31/11)	Period[2]	Ratio
A	$1,000.00	$930.60	$7.72	$1,017.14	$8.06	1.59%

B	1,000.00	928.00	11.34	1,013.37	11.84	2.34

C	1,000.00	927.60	11.34	1,013.37	11.84	2.34

Y	1,000.00	932.00	6.51	1,018.40	6.80	1.34

Investor	1,000.00	930.90	7.57	1,017.29	7.91	1.56

Institutional	1,000.00	934.00	4.33	1,020.66	4.53	0.89

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2011 through October 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

17        Invesco Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Technology Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

18        Invesco Technology Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Science & Technology Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the second quintile of the performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-advisory Fees and Fee Waivers
  The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of one mutual fund and above the rate of one mutual fund advised by Invesco Advisers with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
  The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Technology Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
I-TEC-SAR-1      Invesco Distributors, Inc.

Invesco U.S. Mid Cap Value Fund
Semiannual Report to Shareholders  ▪ October 31, 2011
Nasdaq:
A: MMCAX ▪ B: MMCDX ▪ C: MMCCX ▪ Y: MPMVX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/11 to 10/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares*	-9.91%

Class B Shares*	-10.23

Class C Shares*	-10.23

Class Y Shares*	-9.78

S&P 500 Index▼(Broad Market Index)	-7.12

Russell Midcap Value Index▼(Style-Specific Index)	-11.02

Lipper Mid-Cap Value Funds Index▼(Peer Group Index)	-13.23

Source(s): ▼Lipper Inc.

*	Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco U.S. Mid Cap Value Fund

Average Annual Total Returns
As of 10/31/11, including maximum applicable sales charges

Class A Shares

Inception (7/17/98)		6.41%

10	Years	7.05

5	Years	3.31

1	Year	0.88

Class B Shares

10	Years	6.86%

5	Years	3.36

1	Year	0.99

Class C Shares

10	Years	6.86%

5	Years	3.71

1	Year	4.95

Class Y Shares

Inception (12/30/94)		12.67%

10	Years	7.97

5	Years	4.83

1	Year	7.01

Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.
Effective June 1, 2010, Class I and Investment Class shares of the predecessor fund, Morgan Stanley U.S. Mid Cap Value Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class Y shares, and Class P shares were reorganized into Class A shares of Invesco U.S. Mid Cap Value Fund. Returns shown above for Class Y and Class A shares are blended returns of the predecessor fund and Invesco U.S. Mid Cap Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Class B and Class C shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class P shares restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares, respectively. Class B and Class C share performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class P shares was July 17, 1998.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most

Average Annual Total Returns
As of 9/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (7/17/98)		5.39%

10	Years	6.28

5	Years	1.30

1	Year	-8.29

Class B Shares

10	Years	6.08%

5	Years	1.29

1	Year	-8.42

Class C Shares

10	Years	6.08%

5	Years	1.67

1	Year	-4.64

Class Y Shares

Inception (12/30/94)		11.86%

10	Years	7.19

5	Years	2.77

1	Year	-2.71

Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.
recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.28%, 2.03%, 2.03% and 1.03%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.34%, 2.09%, 2.09% and 1.09%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

3 Invesco U.S. Mid Cap Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance.
     The start of a new year is always a good time to catch up with your financial adviser. Looking ahead to the new year and evaluating your individual situation, your financial adviser can provide valuable insight into whether your investments are still appropriate for your individual needs, goals and risk tolerance. This may provide reassurance in times of economic uncertainty and market volatility such as we saw in 2011 – and are likely to see again in 2012.
     On our website, invesco.com/us, we provide timely market updates and commentary from many of our fund managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Across our broad array of investment products, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals – meaning that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco U.S. Mid Cap Value Fund

Schedule of Investments(a)

October 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.38%
Alternative Carriers–2.96%
TW Telecom, Inc.(b)	320,558	$5,930,323

Asset Management & Custody Banks–2.22%
Northern Trust Corp.	110,104	4,455,909

Computer Hardware–2.26%
Diebold, Inc.	140,654	4,540,311

Data Processing & Outsourced Services–3.11%
Fidelity National Information Services, Inc.	238,320	6,239,218

Diversified Banks–1.78%
Comerica, Inc.	140,107	3,579,734

Electric Utilities–4.51%
Edison International	174,475	7,083,685

Great Plains Energy, Inc.	94,367	1,957,172

		9,040,857

Electronic Manufacturing Services–1.48%
Flextronics International Ltd. (Singapore)(b)	453,385	2,976,472

Food Distributors–1.88%
Sysco Corp.	135,776	3,763,711

Food Retail–3.01%
Safeway, Inc.	312,279	6,048,844

Health Care Facilities–4.40%
Brookdale Senior Living, Inc.(b)	264,996	4,393,634

HealthSouth Corp.(b)	250,676	4,426,938

		8,820,572

Heavy Electrical Equipment–2.07%
Babcock & Wilcox Co. (The)(b)	189,087	4,158,023

Home Furnishings–2.26%
Mohawk Industries, Inc.(b)	86,251	4,541,115

Housewares & Specialties–3.10%
Newell Rubbermaid, Inc.	420,537	6,223,948

Industrial Machinery–2.91%
Snap-On, Inc.	108,838	5,841,335

Insurance Brokers–5.06%
Marsh & McLennan Cos., Inc.	188,047	5,757,999

Willis Group Holdings PLC (Ireland)	120,868	4,388,717

		10,146,716

Integrated Oil & Gas–1.98%
Murphy Oil Corp.	71,738	3,972,133

Investment Banking & Brokerage–0.70%
Charles Schwab Corp. (The)	114,515	1,406,244

Motorcycle Manufacturers–2.95%
Harley-Davidson, Inc.	152,363	5,926,921

Multi-Utilities–3.91%
CenterPoint Energy, Inc.	190,537	3,970,791

Wisconsin Energy Corp.	119,513	3,875,807

		7,846,598

Office Electronics–2.79%
Zebra Technologies Corp.–Class A(b)	156,394	5,589,522

Office Services & Supplies–0.59%
Avery Dennison Corp.	44,761	1,190,643

Oil & Gas Exploration & Production–2.08%
Pioneer Natural Resources Co.	49,786	4,177,045

Oil & Gas Storage & Transportation–6.90%
El Paso Corp.	317,834	7,949,029

Williams Cos., Inc. (The)	195,866	5,897,525

		13,846,554

Packaged Foods & Meats–3.19%
ConAgra Foods, Inc.	252,720	6,401,398

Paper Packaging–2.01%
Sonoco Products Co.	128,619	4,037,350

Personal Products–1.22%
Avon Products, Inc.	133,657	2,443,250

Property & Casualty Insurance–2.90%
ACE Ltd. (Switzerland)	80,709	5,823,154

Regional Banks–3.99%
BB&T Corp.	168,551	3,933,980

Wintrust Financial Corp.	141,149	4,076,383

		8,010,363

Restaurants–2.31%
Darden Restaurants, Inc.	96,938	4,641,391

Retail REIT’s–1.64%
Weingarten Realty Investors	142,100	3,298,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco U.S. Mid Cap Value Fund

	Shares	Value

Specialty Chemicals–5.17%
Valspar Corp. (The)	129,450	$4,513,921

W.R. Grace & Co.(b)	140,245	5,860,839

		10,374,760

Specialty Stores–2.18%
Staples, Inc.	291,774	4,364,939

Trucking–0.86%
Swift Transportation Co.(b)	194,867	1,734,316

Total Common Stocks & Other Equity Interests (Cost $180,577,598)		181,391,810

Preferred Stocks–0.80%
Health Care Facilities–0.80%
HealthSouth Corp., Series A, $65.00 Conv. Pfd. (Cost $1,499,018)	1,810	1,611,353

Money Market Funds–9.27%
Liquid Assets Portfolio–Institutional Class(c)	9,297,496	9,297,496

Premier Portfolio–Institutional Class(c)	9,297,497	9,297,497

Total Money Market Funds (Cost $18,594,993)		18,594,993

TOTAL INVESTMENTS–100.45% (Cost $200,671,609)		201,598,156

OTHER ASSETS LESS LIABILITIES–(0.45)%		(897,422)

NET ASSETS–100.00%		$200,700,734

Investment Abbreviations:

Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of October 31, 2011

Financials	18.3%

Consumer Discretionary	12.8

Energy	11.0

Information Technology	9.6

Consumer Staples	9.3

Utilities	8.4

Materials	7.2

Industrials	6.4

Health Care	5.2

Telecommunication Services	3.0

Money Market Funds Plus Other Assets Less Liabilities	8.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco U.S. Mid Cap Value Fund

Statement of Assets and Liabilities

October 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $182,076,616)	$183,003,163

Investments in affiliated money market funds, at value and cost	18,594,993

Total investments, at value (Cost $200,671,609)	201,598,156

Receivable for:
Investments sold	1,460,098

Fund shares sold	203,487

Dividends	169,957

Investment for trustee deferred compensation and retirement plans	2,313

Other assets	24,291

Total assets	203,458,302

Liabilities:
Payable for:
Investments purchased	2,466,337

Fund shares reacquired	107,383

Accrued fees to affiliates	132,020

Accrued other operating expenses	46,343

Trustee deferred compensation and retirement plans	5,485

Total liabilities	2,757,568

Net assets applicable to shares outstanding	$200,700,734

Net assets consist of:
Shares of beneficial interest	$201,239,591

Undistributed net investment income	1,306,351

Undistributed net realized gain (loss)	(2,771,755)

Unrealized appreciation	926,547

$200,700,734

Net Assets:
Class A	$49,682,635

Class B	$166,471

Class C	$365,588

Class Y	$150,486,040

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,380,327

Class B	4,675

Class C	10,267

Class Y	4,130,689

Class A:
Net asset value per share	$35.99

Maximum offering price per share
(Net asset value of $35.99 divided by 94.50%)	$38.09

Class B:
Net asset value and offering price per share	$35.61

Class C:
Net asset value and offering price per share	$35.61

Class Y:
Net asset value and offering price per share	$36.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco U.S. Mid Cap Value Fund

Statement of Operations

For the six months ended October 31, 2011
(Unaudited)

Investment income:
Dividends	$1,931,815

Dividends from affiliated money market funds	4,612

Total investment income	1,936,427

Expenses:
Advisory fees	751,436

Administrative services fees	25,137

Custodian fees	5,142

Distribution fees:
Class A	63,475

Class B	912

Class C	1,781

Transfer agent fees	199,126

Trustees’ and officers’ fees and benefits	12,923

Other	90,919

Total expenses	1,150,851

Less: Fees waived	(31,366)

Net expenses	1,119,485

Net investment income	816,942

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	5,879,193

Options written	111,218

5,990,411

Change in net unrealized appreciation (depreciation) of:
Investment securities	(30,557,157)

Options written	320,373

(30,236,784)

Net realized and unrealized gain (loss)	(24,246,373)

Net increase (decrease) in net assets resulting from operations	$(23,429,431)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco U.S. Mid Cap Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2011, the period October 1, 2010 through April 30, 2011 and the year ended September 30, 2010
(Unaudited)

	Six months	Seven months
	ended	ended	Year ended
	October 31,	April 30,	September 30,
	2011	2011	2010

Operations:
Net investment income	$816,942	$518,008	$1,380,251

Net realized gain	5,990,411	11,124,016	19,291,483

Change in net unrealized appreciation (depreciation)	(30,236,784)	30,663,595	4,643,017

Net increase (decrease) in net assets resulting from operations	(23,429,431)	42,305,619	25,314,751

Distributions to shareholders from net investment income:
Class A	—	(183,349)	(215,361)

Class B	—	(947)	—

Class C	—	(1,856)	—

Class Y	—	(841,698)	(953,564)

Total distributions from net investment income	—	(1,027,850)	(1,168,925)

Share transactions–net:
Class A	(1,174,828)	4,934,889	6,817,640

Class B	(28,049)	3,727	158,831

Class C	17,649	126,299	169,317

Class Y	(6,981,214)	9,357,721	12,963,153

Net increase (decrease) in net assets resulting from share transactions	(8,166,442)	14,422,636	20,108,941

Net increase (decrease) in net assets	(31,595,873)	55,700,405	44,254,767

Net assets:
Beginning of period	232,296,607	176,596,202	132,341,435

End of period (includes undistributed net investment income of $1,306,351, $489,409 and $806,883, respectively)	$200,700,734	$232,296,607	$176,596,202

Notes to Financial Statements

October 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Mid Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to seek above-average total return over a market cycle of three to five years.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the

9        Invesco U.S. Mid Cap Value Fund

security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

10        Invesco U.S. Mid Cap Value Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.72%

Over $1 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.27%, 2.02%, 2.02% and 1.02%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

11        Invesco U.S. Mid Cap Value Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended October 31, 2011, the Adviser waived advisory fees of $31,366.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2011, IDI advised the Fund that IDI retained $192 in front-end sales commissions from the sale of Class A shares and $202, $56 and $11 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$199,986,803	$1,611,353	$—	$201,598,156

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

12        Invesco U.S. Mid Cap Value Fund

Effect of Derivative Instruments for the six months ended October 31, 2011

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Options*

Realized Gain
Equity risk	$111,218

Change in Unrealized Appreciation
Equity risk	320,373

Total	$431,591

*	The average value of options outstanding during the period was $86,961.

Transactions During the Period
	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	850	$117,377

Written	1,900	342,609

Closed	(2,300)	(397,402)

Expired	(450)	(62,584)

End of period	0	$0

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2011, the Fund engaged in securities purchases of $226,523.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2011, the Fund paid legal fees of $841 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

13        Invesco U.S. Mid Cap Value Fund

  The Fund had a capital loss carryforward as of April 30, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2017	$8,517,517

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2011 was $32,758,396 and $41,011,076, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,508,081

Aggregate unrealized (depreciation) of investment securities	(16,826,184)

Net unrealized appreciation of investment securities	$681,897

Cost of investments for tax purposes is $200,916,259.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Seven months ended		Year ended
	October 31, 2011(a)		April 30, 2011		September 30, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	241,960	$8,796,895	305,044	$11,105,853	611,764	$19,009,935

Class B(b)	—	—	4,084	139,246	5,484	173,020

Class C(b)	2,036	67,074	10,129	348,196	5,815	182,369

Class Y	544,787	19,998,472	753,315	28,002,517	1,524,745	47,465,243

Issued as reinvestment of dividends:
Class A	—	—	4,437	158,881	7,629	215,361

Class B(b)	—	—	847	29,634	—	—

Class C(b)	—	—	51	1,814	—	—

Class Y	—	—	23,050	833,503	33,392	951,470

Automatic conversion of Class B shares to Class A shares:
Class A	328	12,549	816	28,649	75	2,384

Class B(b)	(331)	(12,549)	(820)	(28,649)	(75)	(2,384)

Reacquired:
Class A	(278,044)	(9,984,272)	(171,699)	(6,358,494)	(404,495)	(12,410,040)

Class B(b)	(429)	(15,500)	(3,712)	(136,504)	(373)	(11,805)

Class C(b)	(1,412)	(49,425)	(5,943)	(223,711)	(409)	(13,052)

Class Y	(751,122)	(26,979,686)	(518,264)	(19,478,299)	(1,151,888)	(35,453,560)

Net increase (decrease) in share activity	(242,227)	$(8,166,442)	401,335	$14,422,636	631,664	$20,108,941

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.

14        Invesco U.S. Mid Cap Value Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset	Net	securities			Dividends						net assets		assets without		investment
	value,	investment	(both		Total from	from net	Net asset				Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	value, end		Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	of period		Return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 10/31/11	$39.95	$0.11	$(4.07	)(d)	$(3.96)	$—	$35.99		(9.91	)%(d)	$49,683	1.26	%(e)	1.29	%(e)	0.60	%(e)	16%
Seven months ended 04/30/11	32.63	0.05	7.41		7.46	(0.14)	39.95		22.90		56,567	1.26	(f)	1.30	(f)	0.24	(f)	26
Year ended 09/30/10	27.71	0.22	4.90		5.12	(0.20)	32.63	(g)	18.58		41,681	1.17		1.18		0.72		60
Year ended 09/30/09	28.65	0.26	(0.93)		(0.67)	(0.27)	27.71	(g)	(2.28	)(h)	29,445	1.26	(i)	1.26	(i)	1.21	(i)	75
Year ended 09/30/08	36.26	0.20	(7.61)		(7.41)	(0.20)	28.65	(g)	(20.29)		23,190	1.15	(i)	1.15	(i)	0.61	(i)	64
Year ended 09/30/07	28.94	0.19	7.28		7.47	(0.15)	36.26	(g)	25.87		17,661	1.14	(i)	1.14	(i)	0.56	(i)	87

Class B
Six months ended 10/31/11	39.67	(0.03)	(4.03	)(d)	(4.06)	—	35.61		(10.23	)(d)	166	2.01	(e)	2.04	(e)	(0.15	)(e)	16
Seven months ended 04/30/11	32.52	(0.11)	7.39		7.28	(0.13)	39.67		22.43		216	2.01	(f)	2.05	(f)	(0.51	)(f)	26
Year ended 09/30/10(j)	31.06	0.00	1.46		1.46	—	32.52	(g)	4.70		164	1.89	(f)	1.89	(f)	0.00	(f)	60

Class C
Six months ended 10/31/11	39.67	(0.03)	(4.03	)(d)	(4.06)	—	35.61		(10.23	)(d)	366	2.01	(e)	2.04	(e)	(0.15	)(e)	16
Seven months ended 04/30/11	32.54	(0.11)	7.37		7.26	(0.13)	39.67		22.35		382	2.01	(f)	2.05	(f)	(0.51	)(f)	26
Year ended 09/30/10(j)	31.06	0.00	1.48		1.48	—	32.54	(g)	4.76		176	1.89	(f)	1.89	(f)	0.00	(f)	60

Class Y
Six months ended 10/31/11	40.38	0.16	(4.11	)(d)	(3.95)	—	36.43		(9.78	)(d)	150,486	1.01	(e)	1.04	(e)	0.85	(e)	16
Seven months ended 04/30/11	32.99	0.11	7.48		7.59	(0.20)	40.38		23.08		175,132	1.01	(f)	1.05	(f)	0.49	(f)	26
Year ended 09/30/10	28.02	0.31	4.92		5.23	(0.26)	32.99	(g)	18.81		134,575	0.92		0.94		0.97		60
Year ended 09/30/09	28.95	0.31	(0.93)		(0.62)	(0.31)	28.02	(g)	(1.65	)(h)	97,897	1.00	(i)	1.00	(i)	1.41	(i)	75
Year ended 09/30/08	36.46	0.28	(7.54)		(7.26)	(0.25)	28.95	(g)	(20.07)		107,988	0.89	(i)	0.89	(i)	0.84	(i)	64
Year ended 09/30/07	29.09	0.27	7.32		7.59	(0.22)	36.46	(g)	26.19		151,610	0.89	(i)	0.89	(i)	0.80	(i)	87

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $(4.30), $(4.26), $(4.26) and $(4.34) for Class A, Class B, Class C, and Class Y shares, respectively, and total returns would have been lower.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $50,504, $181, $354 and $156,558 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(h)	Performance was positively impacted by approximately 1.16% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Fund’s past holdings. This was a one-time settlement and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return from Class A and Class Y shares would have been approximately (3.44)% and (2.81)%, respectively.
(i)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is 0.01% for the year ended September 30, 2009 and less than 0.005% for the years ended September 30, 2008 and 2007, respectively.
(j)	Commencement date of June 1, 2010.

NOTE 12—Proposed Reorganization

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen American Value Fund (the “Acquiring Fund”).
  The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2012. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

15        Invesco U.S. Mid Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/11)	(10/31/11)[1]	Period[2]	(10/31/11)	Period[2]	Ratio
A	$1,000.00	$900.90	$6.02	$1,018.80	$6.39	1.26%

B	1,000.00	897.70	9.59	1,015.03	10.18	2.01

C	1,000.00	897.70	9.59	1,015.03	10.18	2.01

Y	1,000.00	902.20	4.83	1,020.06	5.13	1.01

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2011 through October 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

16        Invesco U.S. Mid Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco U.S. Mid Cap Value Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mid Cap

17        Invesco U.S. Mid Cap Value Fund

Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of two other mutual funds advised by Invesco Advisers and below the total account level fee of two mutual funds sub-advised by Invesco Advisers.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

18        Invesco U.S. Mid Cap Value Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-USMCV-SAR-1	Invesco Distributors, Inc.

Invesco Utilities Fund
Semiannual Report to Shareholders ▪ October 31, 2011
Nasdaq:
A: IAUTX ▪ B: IBUTX ▪ C: IUTCX ▪ Y: IAUYX ▪ Investor: FSTUX ▪ Institutional: FSIUX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/11 to 10/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.53%

Class B Shares	3.20

Class C Shares	3.12

Class Y Shares	3.70

Investor Class Shares	3.57

Institutional Class Shares	3.85

S&P 500 Index▼ (Broad Market Index)	-7.12

S&P 500 Utilities Index▼ (Style-Specific Index)	7.34

Lipper Utility Funds Index▼ (Peer Group Index)	0.34

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The S&P 500 Utilities Index is an unmanaged index considered representative of the utilities market.
     The Lipper Utility Funds Index is an unmanaged index considered representative of utility funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Utilities Fund

Average Annual Total Returns
As of 10/31/11, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		6.65%

5	Years	1.81

1	Year	7.56

Class B Shares

Inception (3/28/02)		6.63%

5	Years	1.83

1	Year	7.95

Class C Shares

Inception (2/14/00)		0.33%

10	Years	5.59

5	Years	2.21

1	Year	11.93

Class Y Shares

10	Years	6.54%

5	Years	3.12

1	Year	14.09

Investor Class Shares

Inception (6/2/86)		8.07%

10	Years	6.46

5	Years	2.97

1	Year	13.81

Institutional Class Shares

Inception (10/25/05)		6.33%

5	Years	3.48

1	Year	14.43

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 9/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		6.34%

5	Years	2.05

1	Year	6.48

Class B Shares

Inception (3/28/02)		6.32%

5	Years	2.08

1	Year	6.87

Class C Shares

Inception (2/14/00)		0.06%

10	Years	5.52

5	Years	2.46

1	Year	10.86

Class Y Shares

10	Years	6.46%

5	Years	3.37

1	Year	12.96

Investor Class Shares

Inception (6/2/86)		7.96%

10	Years	6.39

5	Years	3.23

1	Year	12.74

Institutional Class Shares

Inception (10/25/05)		5.83%

5	Years	3.74

1	Year	13.28
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares was 1.32%, 2.07%, 2.07%, 1.07%, 1.32% and 0.94%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares was 1.46%, 2.21%, 2.21%, 1.21%, 1.46% and 0.94%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.
[1]	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

3	Invesco Utilities Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance.
     The start of a new year is always a good time to catch up with your financial adviser. Looking ahead to the new year and evaluating your individual situation, your financial adviser can provide valuable insight into whether your investments are still appropriate for your individual needs, goals and risk tolerance. This may provide reassurance in times of economic uncertainty and market volatility such as we saw in 2011 — and are likely to see again in 2012.
     On our website, invesco.com/us, we provide timely market updates and commentary from many of our fund managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Across our broad array of investment products, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus — investment management — that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals — meaning that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.

4	Invesco Utilities Fund

Schedule of Investments(a)

October 31, 2011
(Unaudited)

	Shares	Value

Common Stocks–92.00%
Electric Utilities–45.95%
American Electric Power Co., Inc.	454,227	$17,842,037

Duke Energy Corp.	526,505	10,751,232

E.ON AG (Germany)	223,618	5,406,294

Edison International	332,770	13,510,462

Entergy Corp.	204,536	14,147,755

Exelon Corp.	376,370	16,707,064

FirstEnergy Corp.	205,141	9,223,139

NextEra Energy, Inc.	69,285	3,907,674

Northeast Utilities	277,565	9,595,422

Pepco Holdings, Inc.	663,796	13,143,161

Pinnacle West Capital Corp.	109,372	4,985,176

Portland General Electric Co.	664,980	16,318,609

PPL Corp.	318,897	9,366,005

Progress Energy, Inc.	149,121	7,769,204

Southern Co.	450,065	19,442,808

		172,116,042

Gas Utilities–5.85%
AGL Resources Inc.	191,084	8,014,063

Atmos Energy Corp.	86,358	2,963,807

ONEOK, Inc.	53,105	4,038,635

UGI Corp.	240,200	6,886,534

		21,903,039

Independent Power Producers & Energy Traders–6.70%
Calpine Corp.(b)	564,166	8,558,398

Constellation Energy Group Inc.	166,652	6,616,085

NRG Energy, Inc.(b)	463,452	9,927,142

		25,101,625

Integrated Telecommunication Services–4.46%
AT&T Inc.	146,168	4,284,184

CenturyLink Inc.	136,213	4,802,870

Verizon Communications Inc.	206,230	7,626,386

		16,713,440

Multi-Utilities–27.74%
CMS Energy Corp.	168,165	3,501,195

Consolidated Edison, Inc.	52,723	3,051,080

Dominion Resources, Inc.	338,270	17,451,349

DTE Energy Co.	130,388	6,794,519

National Grid PLC (United Kingdom)	1,729,948	17,134,814

NiSource Inc.	160,817	3,552,448

PG&E Corp.	158,865	6,815,309

Public Service Enterprise Group Inc.	232,023	7,819,175

Sempra Energy	180,913	9,720,455

TECO Energy, Inc.	600,319	11,147,924

Xcel Energy, Inc.	653,912	16,903,625

		103,891,893

Oil & Gas Storage & Transportation–1.30%
Southern Union Co.	115,715	4,863,501

Total Common Stocks (Cost $295,978,269)		344,589,540

Money Market Funds–8.67%
Liquid Assets Portfolio–Institutional Class(c)	16,223,311	16,223,311

Premier Portfolio–Institutional Class(c)	16,223,312	16,223,312

Total Money Market Funds (Cost $32,446,623)		32,446,623

TOTAL INVESTMENTS–100.67% (Cost $328,424,892)		377,036,163

OTHER ASSETS LESS LIABILITIES–(0.67)%		(2,494,287)

NET ASSETS–100.00%		$374,541,876

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of October 31, 2011

Utilities	87.5%

Telecommunication Services	4.5

Money Market Funds Plus Other Assets Less Liabilities	8.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Utilities Fund

Statement of Assets and Liabilities

October 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $295,978,269)	$344,589,540

Investments in affiliated money market funds, at value and cost	32,446,623

Total investments, at value (Cost $328,424,892)	377,036,163

Receivable for:
Investments sold	1,693,390

Fund shares sold	952,671

Dividends	416,479

Investment for trustee deferred compensation and retirement plans	61,337

Other assets	39,970

Total assets	380,200,010

Liabilities:
Payable for:
Investments purchased	4,820,232

Fund shares reacquired	394,232

Accrued fees to affiliates	240,444

Accrued other operating expenses	95,968

Trustee deferred compensation and retirement plans	107,258

Total liabilities	5,658,134

Net assets applicable to shares outstanding	$374,541,876

Net assets consist of:
Shares of beneficial interest	$329,955,631

Undistributed net investment income	968,728

Undistributed net realized gain (loss)	(4,991,865)

Unrealized appreciation	48,609,382

$374,541,876

Net Assets:
Class A	$246,750,584

Class B	$20,644,959

Class C	$25,866,000

Class Y	$2,838,818

Investor Class	$70,395,737

Institutional Class	$8,045,778

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	14,908,954

Class B	1,244,646

Class C	1,546,635

Class Y	170,119

Investor Class	4,218,572

Institutional Class	485,722

Class A:
Net asset value per share	$16.55

Maximum offering price per share (Net asset value of $16.55 divided by 94.50%)	$17.51

Class B:
Net asset value and offering price per share	$16.59

Class C:
Net asset value and offering price per share	$16.72

Class Y:
Net asset value and offering price per share	$16.69

Investor Class:
Net asset value and offering price per share	$16.69

Institutional Class:
Net asset value and offering price per share	$16.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Utilities Fund

Statement of Operations

For the six months ended October 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $59,432)	$6,850,006

Dividends from affiliated money market funds	7,351

Total investment income	6,857,357

Expenses:
Advisory fees	1,264,484

Administrative services fees	63,914

Custodian fees	6,908

Distribution fees:
Class A	272,244

Class B	100,226

Class C	108,314

Investor Class	85,038

Transfer agent fees — A, B, C, Y and Investor	455,958

Transfer agent fees — Institutional	68

Trustees’ and officers’ fees and benefits	14,613

Other	122,094

Total expenses	2,493,861

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(113,512)

Net expenses	2,380,349

Net investment income	4,477,008

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	3,000,813

Foreign currencies	(14,924)

2,985,889

Change in net unrealized appreciation (depreciation) of:
Investment securities	3,524,518

Foreign currencies	(2,798)

3,521,720

Net realized and unrealized gain	6,507,609

Net increase in net assets resulting from operations	$10,984,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Utilities Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2011 and the year ended April 30, 2011
(Unaudited)

	October 31,	April 30,
	2011	2011

Operations:
Net investment income	$4,477,008	$5,916,387

Net realized gain	2,985,889	8,944,092

Change in net unrealized appreciation	3,521,720	18,320,596

Net increase in net assets resulting from operations	10,984,617	33,181,075

Distributions to shareholders from net investment income:
Class A	(2,847,406)	(3,237,600)

Class B	(185,295)	(258,360)

Class C	(199,004)	(221,773)

Class Y	(29,695)	(31,103)

Investor Class	(882,335)	(1,478,651)

Institutional Class	(109,434)	(235,462)

Total distributions from net investment income	(4,253,169)	(5,462,949)

Share transactions–net:
Class A	110,554,301	(14,097,201)

Class B	6,691,585	(3,739,502)

Class C	12,006,189	(593,647)

Class Y	1,386,571	190,949

Investor Class	8,207,031	(6,818,934)

Institutional Class	50,329	(3,085,926)

Net increase (decrease) in net assets resulting from share transactions	138,896,006	(28,144,261)

Net increase (decrease) in net assets	145,627,454	(426,135)

Net assets:
Beginning of period	228,914,422	229,340,557

End of period (includes undistributed net investment income of $968,728 and $744,889, respectively)	$374,541,876	$228,914,422

Notes to Financial Statements

October 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Utilities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

8        Invesco Utilities Fund

Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more

9        Invesco Utilities Fund

of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10        Invesco Utilities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 23, 2011, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 1.32%, 2.07%, 2.07%, 1.07%, 1.32% and 1.07%, respectively, of average daily net assets. Prior to May 23, 2011, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended October 31, 2011, the Adviser waived advisory fees $10,381 and reimbursed class level expenses of $67,239, $6,189, $6,688, $620 and $21,003 of Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended October 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $544.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2011, expenses incurred under the Plan are shown in the Statement of Operations as distribution fees.

11        Invesco Utilities Fund

  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2011, IDI advised the Fund that IDI retained $25,192 in front-end sales commissions from the sale of Class A shares and $9, $21,153 and $466 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$354,495,055	$22,541,108	$—	$377,036,163

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $848.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2011, the Fund paid legal fees of $871 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

12        Invesco Utilities Fund

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of April 30, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2017	$7,560,695

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2011 was $35,016,777 and $16,628,901, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$51,995,484

Aggregate unrealized (depreciation) of investment securities	(3,801,272)

Net unrealized appreciation of investment securities	$48,194,212

Cost of investments for tax purposes is $328,841,951.

13        Invesco Utilities Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2011(a)		April 30, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	2,037,331	$32,707,517	647,274	$9,427,309

Class B	107,840	1,754,228	93,386	1,341,429

Class C	359,054	5,840,387	181,355	2,706,814

Class Y	88,441	1,427,840	41,213	625,869

Investor Class	2,073,901	33,774,012	231,583	3,420,383

Institutional Class	48,284	773,403	85,983	1,246,595

Issued as reinvestment of dividends:
Class A	154,902	2,478,788	201,237	2,918,845

Class B	10,484	168,260	16,279	236,504

Class C	11,089	179,529	13,979	205,049

Class Y	1,513	24,450	1,804	26,446

Investor Class	51,713	833,454	94,984	1,389,313

Institutional Class	6,811	109,050	16,282	235,454

Issued in connection with acquisitions:(b)
Class A	5,771,955	95,030,805	—	—

Class B	548,086	9,040,291	—	—

Class C	512,232	8,517,635	—	—

Class Y	18,025	299,246	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	124,893	2,029,504	140,063	2,072,116

Class B	(124,625)	(2,029,504)	(139,735)	(2,072,116)

Reacquired:
Class A	(1,360,796)	(21,692,313)	(1,941,382)	(28,515,471)

Class B	(139,851)	(2,241,690)	(222,969)	(3,245,319)

Class C	(157,038)	(2,531,362)	(237,345)	(3,505,510)

Class Y	(23,230)	(364,965)	(31,031)	(461,366)

Investor Class	(1,595,773)	(26,400,435)	(785,383)	(11,628,630)

Institutional Class	(52,314)	(832,124)	(321,724)	(4,567,975)

Net increase (decrease) in share activity	8,472,927	$138,896,006	(1,914,147)	$(28,144,261)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 23, 2011, the Fund acquired all the net assets of Invesco Van Kampen Utility Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen Utility Fund on April 14, 2011. The acquisition was accomplished by a tax free exchange of 6,850,298 shares of the Fund for 5,962,860 shares outstanding of Invesco Van Kampen Utility Fund as of the close of business on May 20, 2011. Each class of Invesco Van Kampen Utility Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Van Kampen Utility Fund to the net asset value of the Fund on the close of business, May 20, 2011. Invesco Van Kampen Utility Fund’s net assets at that date of $112,887,977 including $13,510,618 of unrealized appreciation was combined with those net assets of the Fund. The net assets of the Fund immediately before the acquisition were $254,710,579. The net assets of the Fund immediately following the reorganization were $367,598,556.

14        Invesco Utilities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset	Net		(losses) on			Dividends					net assets		assets without		investment
	value,	investment		securities (both		Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and		investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)		operations	income	of period	return(a)		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 10/31/11	$16.18	$0.22	(c)	$0.35		$0.57	$(0.20)	$16.55	3.59%		$246,751	1.33	%(d)	1.40	%(d)	2.73	%(d)	7%
Year ended 04/30/11	14.28	0.40	(c)	1.87		2.27	(0.37)	16.18	16.24		132,403	1.45		1.46		2.75		17
One month ended 04/30/10	14.00	0.01	(c)	0.27		0.28	—	14.28	2.00		130,406	1.49	(e)	1.50	(e)	0.53	(e)	0
Year ended 03/31/10	11.57	0.34	(c)	2.43		2.77	(0.34)	14.00	24.06		129,685	1.53		1.54		2.58		14
Year ended 03/31/09	17.89	0.35	(c)	(6.29	)(f)	(5.94)	(0.38)	11.57	(33.56	)(f)	118,328	1.48		1.50		2.26		5
Year ended 03/31/08	18.15	0.32	(c)	(0.27)		0.05	(0.31)	17.89	0.20		214,352	1.31		1.34		1.69		25
Year ended 03/31/07	13.92	0.31		4.23		4.54	(0.31)	18.15	33.05		214,289	1.31		1.41		2.01		33

Class B
Six months ended 10/31/11	16.22	0.16	(c)	0.35		0.51	(0.14)	16.59	3.20		20,645	2.08	(d)	2.15	(d)	1.98	(d)	7
Year ended 04/30/11	14.31	0.29	(c)	1.88		2.17	(0.26)	16.22	15.42		13,669	2.20		2.21		2.00		17
One month ended 04/30/10	14.04	(0.00	)(c)	0.27		0.27	—	14.31	1.92		15,680	2.24	(e)	2.25	(e)	(0.22	)(e)	0
Year ended 03/31/10	11.60	0.24	(c)	2.44		2.68	(0.24)	14.04	23.19		15,828	2.28		2.29		1.83		14
Year ended 03/31/09	17.95	0.24	(c)	(6.32	)(f)	(6.08)	(0.27)	11.60	(34.12	)(f)	18,254	2.23		2.25		1.51		5
Year ended 03/31/08	18.21	0.18	(c)	(0.27)		(0.09)	(0.17)	17.95	(0.53)		47,990	2.06		2.09		0.94		25
Year ended 03/31/07	13.97	0.20		4.24		4.44	(0.20)	18.21	32.02		49,840	2.06		2.16		1.26		33

Class C
Six months ended 10/31/11	16.36	0.16	(c)	0.34		0.50	(0.14)	16.72	3.12		25,866	2.08	(d)	2.15	(d)	1.98	(d)	7
Year ended 04/30/11	14.43	0.30	(c)	1.90		2.20	(0.27)	16.36	15.45		13,433	2.20		2.21		2.00		17
One month ended 04/30/10	14.15	(0.00	)(c)	0.28		0.28	—	14.43	1.98		12,457	2.24	(e)	2.25	(e)	(0.22	)(e)	0
Year ended 03/31/10	11.70	0.25	(c)	2.45		2.70	(0.25)	14.15	23.09		12,723	2.28		2.29		1.83		14
Year ended 03/31/09	18.09	0.24	(c)	(6.36	)(f)	(6.12)	(0.27)	11.70	(34.06	)(f)	11,817	2.23		2.25		1.51		5
Year ended 03/31/08	18.35	0.18	(c)	(0.27)		(0.09)	(0.17)	18.09	(0.52)		23,176	2.06		2.09		0.94		25
Year ended 03/31/07	14.08	0.20		4.27		4.47	(0.20)	18.35	31.99		17,711	2.06		2.16		1.26		33

Class Y
Six months ended 10/31/11	16.32	0.24	(c)	0.36		0.60	(0.23)	16.69	3.70		2,839	1.08	(d)	1.15	(d)	2.98	(d)	7
Year ended 04/30/11	14.40	0.44	(c)	1.89		2.33	(0.41)	16.32	16.56		1,393	1.20		1.21		3.00		17
One month ended 04/30/10	14.11	0.01	(c)	0.28		0.29	—	14.40	2.06		1,057	1.24	(e)	1.25	(e)	0.78	(e)	0
Year ended 03/31/10	11.67	0.39	(c)	2.43		2.82	(0.38)	14.11	24.26		1,038	1.28		1.29		2.83		14
Year ended 03/31/09(g)	14.51	0.15	(c)	(2.77	)(f)	(2.62)	(0.22)	11.67	(18.13	)(f)	300	1.46	(e)	1.47	(e)	2.28	(e)	5

Investor Class
Six months ended 10/31/11	16.32	0.22	(c)	0.36		0.58	(0.21)	16.69	3.57		70,396	1.33	(d)	1.40	(d)	2.73	(d)	7
Year ended 04/30/11	14.40	0.41	(c)	1.89		2.30	(0.38)	16.32	16.27		60,196	1.45		1.46		2.75		17
One month ended 04/30/10	14.11	0.01	(c)	0.28		0.29	—	14.40	2.06		59,707	1.49	(e)	1.50	(e)	0.53	(e)	0
Year ended 03/31/10	11.67	0.35	(c)	2.44		2.79	(0.35)	14.11	23.96		59,381	1.53		1.54		2.58		14
Year ended 03/31/09	18.04	0.35	(c)	(6.34	)(f)	(5.99)	(0.38)	11.67	(33.54	)(f)	53,227	1.48		1.50		2.26		5
Year ended 03/31/08	18.30	0.32	(c)	(0.27)		0.05	(0.31)	18.04	0.22		95,682	1.31		1.34		1.69		25
Year ended 03/31/07	14.04	0.32		4.26		4.58	(0.32)	18.30	33.00		106,793	1.31		1.41		2.01		33

Institutional Class
Six months ended 10/31/11	16.19	0.26	(c)	0.34		0.60	(0.23)	16.56	3.79		8,046	0.86	(d)	0.87	(d)	3.20	(d)	7
Year ended 04/30/11	14.28	0.48	(c)	1.88		2.36	(0.45)	16.19	16.94		7,820	0.93		0.94		3.27		17
One month ended 04/30/10	14.00	0.01	(c)	0.27		0.28	—	14.28	2.00		10,034	0.98	(e)	0.99	(e)	1.04	(e)	0
Year ended 03/31/10	11.57	0.42	(c)	2.43		2.85	(0.42)	14.00	24.75		9,934	0.97		0.98		3.14		14
Year ended 03/31/09	17.89	0.42	(c)	(6.29	)(f)	(5.87)	(0.45)	11.57	(33.24	)(f)	9,228	1.00		1.01		2.74		5
Year ended 03/31/08	18.15	0.40	(c)	(0.27)		0.13	(0.39)	17.89	0.63		18,522	0.89		0.89		2.11		25
Year ended 03/31/07	13.92	0.36		4.24		4.60	(0.37)	18.15	33.54		5,132	0.91		0.91		2.41		33

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2011, the portfolio Turnover calculation excludes the value of securities purchased of $95,656,625 and sold of $8,278,596 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Utility Fund into the Fund.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $216,611, $19,936, $21,545, $1,998, $67,660 and $7,612 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains (losses) on securities (both realized and unrealized) per share would have been $(6.39), $(6.42), $(6.46), $(2.83), $(6.44) and $(6.39) for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares respectively, and total returns would have been lower.
(g)	Commencement date of October 3, 2008.

15        Invesco Utilities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/11)	(10/31/11)[1]	Period[2,3]	(10/31/11)	Period[2,4]	Ratio[2]
A	$1,000.00	$1,035.30	$6.80	$1,018.45	$6.75	1.33%

B	1,000.00	1,032.00	10.62	1,014.68	10.53	2.08

C	1,000.00	1,031.20	10.62	1,014.68	10.53	2.08

Y	1,000.00	1,037.00	5.53	1,019.71	5.48	1.08

Investor	1,000.00	1,037.00	5.43	1,018.45	6.75	1.33

Institutional	1,000.00	1,038.50	4.32	1,020.81	4.37	0.86

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2011 through October 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective May 23, 2011, the Fund’s Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C, Class Y, Invesco Class and Institutional Class shares to 1.32%, 2.07%, 2.07%, 1.07%, 1.32% and 1.07% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.32%, 2.07%, 2.07%, 1.07%, 1.32% and 0.85% for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.75, $10.57, 10.57, $5.48, $5.38 and $4.27 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.70, $10.48, $10.48, $5.43, $6.70 and $4.32 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.

16        Invesco Utilities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Utilities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

17        Invesco Utilities Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Utility Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the fourth quintile of the performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective rate of the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

18        Invesco Utilities Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
I-UTI-SAR-1           Invesco Distributors, Inc.

Invesco Van Kampen American Value Fund
Semiannual Report to Shareholders ▪ October 31, 2011
Nasdaq:
A: MSAVX ▪ B: MGAVX ▪ C: MSVCX ▪ R: MSARX ▪ Y: MSAIX ▪ Institutional: MSAJX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/11 to 10/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.67%

Class B Shares	-10.64

Class C Shares	-10.97

Class R Shares	-10.79

Class Y Shares	-10.59

Institutional Class Shares	-10.44

S&P 500 Index▼ (Broad Market Index)	-7.12

Russell Midcap Value Index▼ (Style-Specific Index)	-11.02

Lipper Mid-Cap Value Funds Index▼ (Peer Group Index)	-13.23

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen American Value Fund

Average Annual Total Returns
As of 10/31/11, including maximum applicable sales charges

Class A Shares

Inception (10/18/93)	8.32%

10 Years	6.95

5 Years	1.22

1 Year	0.33

Class B Shares
Inception (8/1/95)	8.16%

10 Years	7.14

5 Years	1.83

1 Year	1.14

Class C Shares

Inception (10/18/93)	7.88%

10 Years	6.83
5 Years	1.62
1 Year	4.42

Class R Shares

Inception (3/20/07)	0.53%

1 Year	5.85

Class Y Shares

Inception (2/7/06)	4.07%

5 Years	2.62

1 Year	6.36

Institutional Class Shares

10 Years	7.62%

5 Years	2.49
1 Year	6.62
Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen American Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen American Value Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen American Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future

Average Annual Total Returns
As of 9/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (10/18/93)	7.56%

10 Years	6.03

5 Year	-0.79

1 Year	-8.88

Class B Shares
Inception (8/1/95)	7.32%

10 Years	6.21

5 Year	-0.19

1 Year	-8.43

Class C Shares

Inception (10/18/93)	7.13%

10 Years	5.90
5 Year	-0.40
1 Year	-5.20

Class R Shares

Inception (3/20/07)	-2.36%

1 Year	-3.83

Class Y Shares
Inception (2/7/06)	1.72%

5 Year	0.59

1 Year	-3.38

Institutional Class Shares

10 Years	6.69%

5 Year	0.45
1 Year	-3.16
results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.27%, 1.27%, 1.99%, 1.52%, 1.02% and 0.80%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Van Kampen American Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance.
     The start of a new year is always a good time to catch up with your financial adviser. Looking ahead to the new year and evaluating your individual situation, your financial adviser can provide valuable insight into whether your investments are still appropriate for your individual needs, goals and risk tolerance. This may provide reassurance in times of economic uncertainty and market volatility such as we saw in 2011 – and are likely to see again in 2012.
     On our website, invesco.com/us, we provide timely market updates and commentary from many of our fund managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Across our broad array of investment products, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals – meaning that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen American Value Fund

Schedule of Investments(a)

October 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.33%
Alternative Carriers–2.93%
TW Telecom, Inc.(b)	1,320,835	$24,435,448

Asset Management & Custody Banks–2.22%
Northern Trust Corp.	458,072	18,538,174

Computer Hardware–2.28%
Diebold, Inc.	588,220	18,987,742

Data Processing & Outsourced Services–3.06%
Fidelity National Information Services, Inc.	973,468	25,485,392

Diversified Banks–1.77%
Comerica, Inc.	576,612	14,732,437

Electric Utilities–4.57%
Edison International	738,534	29,984,481

Great Plains Energy, Inc.	392,488	8,140,201

		38,124,682

Electronic Manufacturing Services–1.47%
Flextronics International Ltd. (Singapore)(b)	1,873,411	12,298,943

Food Distributors–1.87%
Sysco Corp.	563,930	15,632,140

Food Retail–2.99%
Safeway, Inc.	1,285,184	24,894,014

Health Care Facilities–4.36%
Brookdale Senior Living, Inc.(b)	1,091,890	18,103,536

HealthSouth Corp.(b)	1,035,235	18,282,250

		36,385,786

Heavy Electrical Equipment–2.05%
Babcock & Wilcox Co. (The)(b)	777,995	17,108,110

Home Furnishings–2.22%
Mohawk Industries, Inc.(b)	351,357	18,498,946

Housewares & Specialties–3.07%
Newell Rubbermaid, Inc.	1,729,742	25,600,182

Industrial Machinery–2.90%
Snap-On, Inc.	449,941	24,148,333

Insurance Brokers–5.09%
Marsh & McLennan Cos., Inc.	774,023	23,700,584

Willis Group Holdings PLC (Ireland)	515,649	18,723,215

		42,423,799

Integrated Oil & Gas–1.96%
Murphy Oil Corp.	295,165	16,343,286

Investment Banking & Brokerage–0.70%
Charles Schwab Corp. (The)	476,103	5,846,545

Motorcycle Manufacturers–2.92%
Harley-Davidson, Inc.	627,059	24,392,595

Multi-Utilities–3.87%
CenterPoint Energy, Inc.	784,598	16,351,023

Wisconsin Energy Corp.	491,061	15,925,108

		32,276,131

Office Electronics–2.79%
Zebra Technologies Corp.–Class A(b)	651,277	23,276,640

Office Services & Supplies–0.60%
Avery Dennison Corp.	186,528	4,961,645

Oil & Gas Exploration & Production–2.10%
Pioneer Natural Resources Co.	209,209	17,552,635

Oil & Gas Storage & Transportation–6.87%
El Paso Corp.	1,318,608	32,978,386

Williams Cos., Inc. (The)	808,412	24,341,285

		57,319,671

Packaged Foods & Meats–3.25%
ConAgra Foods, Inc.	1,068,675	27,069,538

Paper Packaging–2.08%
Sonoco Products Co.	552,874	17,354,715

Personal Products–1.30%
Avon Products, Inc.	591,387	10,810,554

Property & Casualty Insurance–2.84%
ACE Ltd. (Switzerland)	328,836	23,725,517

Regional Banks–4.07%
BB&T Corp.	712,413	16,627,719

Wintrust Financial Corp.	598,713	17,290,832

		33,918,551

Restaurants–2.27%
Darden Restaurants, Inc.	396,117	18,966,082

Retail REIT’s–1.69%
Weingarten Realty Investors	607,700	14,104,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen American Value Fund

	Shares	Value

Specialty Chemicals–5.16%
Valspar Corp. (The)	542,410	$18,913,837

W.R. Grace & Co.(b)	576,846	24,106,394

		43,020,231

Specialty Stores–2.15%
Staples, Inc.	1,200,820	17,964,267

Trucking–0.86%
Swift Transportation Co.(b)	808,828	7,198,569

Total Common Stocks & Other Equity Interests (Cost $731,796,705)		753,396,017

Preferred Stocks–0.82%
Health Care Facilities–0.82%
HealthSouth Corp., Series A, $65.00 Conv. Pfd. (Cost $6,354,956)	7,660	6,819,315

Money Market Funds–8.47%
Liquid Assets Portfolio–Institutional Class(c)	35,348,666	35,348,666

Premier Portfolio–Institutional Class(c)	35,348,667	35,348,667

Total Money Market Funds (Cost $70,697,333)		70,697,333

TOTAL INVESTMENTS–99.62% (Cost $808,848,994)		830,912,665

OTHER ASSETS LESS LIABILITIES–0.38%		3,163,665

NET ASSETS–100.00%		$834,076,330

Investment Abbreviations:

Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of October 31, 2011

Financials	18.4%

Consumer Discretionary	12.6

Energy	10.9

Information Technology	9.6

Consumer Staples	9.4

Utilities	8.5

Materials	7.2

Industrials	6.4

Health Care	5.2

Telecommunication Services	2.9

Money Market Funds Plus Other Assets Less Liabilities	8.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen American Value Fund

Statement of Assets and Liabilities

October 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $738,151,661)	$760,215,332

Investments in affiliated money market funds, at value and cost	70,697,333

Total investments, at value (Cost $808,848,994)	830,912,665

Receivable for:
Investments sold	6,088,652

Fund shares sold	1,428,270

Dividends	714,904

Fund expenses absorbed	28,292

Investment for trustee deferred compensation and retirement plans	26,489

Other assets	47,299

Total assets	839,246,571

Liabilities:
Payable for:
Investments purchased	2,728,920

Fund shares reacquired	1,565,979

Accrued fees to affiliates	629,452

Accrued other operating expenses	184,300

Trustee deferred compensation and retirement plans	61,590

Total liabilities	5,170,241

Net assets applicable to shares outstanding	$834,076,330

Net assets consist of:
Shares of beneficial interest	$878,718,401

Undistributed net investment income	1,802,980

Undistributed net realized gain (loss)	(68,508,722)

Unrealized appreciation	22,063,671

$834,076,330

Net Assets:
Class A	$580,404,952

Class B	$45,092,306

Class C	$67,828,567

Class R	$23,292,914

Class Y	$111,926,764

Institutional Class	$5,530,827

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	21,788,147

Class B	1,858,977

Class C	2,833,483

Class R	875,018

Class Y	4,186,656

Institutional Class	206,739

Class A:
Net asset value per share	$26.64

Maximum offering price per share
(Net asset value of $26.64 divided by 94.50%)	$28.19

Class B:
Net asset value and offering price per share	$24.26

Class C:
Net asset value and offering price per share	$23.94

Class R:
Net asset value and offering price per share	$26.62

Class Y:
Net asset value and offering price per share	$26.73

Institutional Class:
Net asset value and offering price per share	$26.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen American Value Fund

Statement of Operations

For the six months ended October 31, 2011
(Unaudited)

Investment income:
Dividends	$7,945,387

Dividends from affiliated money market funds	15,105

Total investment income	7,960,492

Expenses:
Advisory fees	3,028,713

Administrative services fees	122,142

Custodian fees	17,081

Distribution fees:
Class A	746,407

Class B	240,859

Class C	342,222

Class R	53,240

Transfer agent fees — A, B, C, R and Y	1,062,173

Transfer agent fees — Institutional	155

Trustees’ and officers’ fees and benefits	17,904

Other	184,651

Total expenses	5,815,547

Less: Fees waived and expense offset arrangement(s)	(226,280)

Net expenses	5,589,267

Net investment income	2,371,225

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	25,333,081

Option contracts written	368,267

25,701,348

Change in net unrealized appreciation (depreciation) of:
Investment securities	(135,051,622)

Option contracts written	1,036,509

(134,015,113)

Net realized and unrealized gain (loss)	(108,313,765)

Net increase (decrease) in net assets resulting from operations	$(105,942,540)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen American Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2011, the ten months ended April 30, 2011 and the year ended June 30, 2010
(Unaudited)

	Six months ended	Ten months ended	Year ended
	October 31,	April 30,	June 30,
	2011	2011	2010

Operations:
Net investment income	$2,371,225	$1,456,613	$2,535,562

Net realized gain	25,701,348	36,371,018	49,893,610

Change in net unrealized appreciation (depreciation)	(134,015,113)	143,461,327	80,978,189

Net increase (decrease) in net assets resulting from operations	(105,942,540)	181,288,958	133,407,361

Distributions to shareholders from net investment income:
Class A	(954,015)	(695,973)	(2,484,527)

Class B	(77,974)	(12,844)	(146,581)

Class C	—	—	(18,616)

Class R	(7,031)	(1,526)	(22,038)

Class Y	(321,401)	(82,850)	(116,335)

Institutional Class	(11,513)	(2,927)	(11)

Total distributions from net investment income	(1,371,934)	(796,120)	(2,788,108)

Share transactions–net:
Class A	106,744,761	(47,249,197)	(57,254,421)

Class B	13,646,868	(6,956,116)	(6,236,507)

Class C	30,146,830	(4,651,257)	(3,424,520)

Class R	8,283,989	900,661	7,020,443

Class Y	87,802,421	20,088,726	(97,400)

Institutional Class	5,905,802	(2,740,068)	2,592,095

Net increase (decrease) in net assets resulting from share transactions	252,530,671	(40,607,251)	(57,400,310)

Net increase in net assets	145,216,197	139,885,587	73,218,943

Net assets:
Beginning of period	688,860,133	548,974,546	475,755,603

End of period (includes undistributed net investment income of $1,802,980, $803,689 and $113,196 respectively)	$834,076,330	$688,860,133	$548,974,546

Notes to Financial Statements

October 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen American Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other

9        Invesco Van Kampen American Value Fund

Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

10        Invesco Van Kampen American Value Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
J.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

11        Invesco Van Kampen American Value Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective May 23, 2011, under the terms of the investment advisory agreement, the Fund paid an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.72%

Next $535 million	0.715%

Next $31.965 billion	0.65%

Over $33 billion	0.64%

  Prior to May 23, 2011, the Fund paid an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.72%

Over $1.035 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 23, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.41%, 1.65% (after Rule 12b-1 fee limit), 2.16%, 1.66%, 1.16% and 1.16%, respectively, of average daily net assets. Prior to May 23, 2011, the Adviser had contractually agreed, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.41%, 2.16%, 2.16%, 1.66%, 1.16% and 1.16%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended October 31, 2011, the Adviser waived advisory fees of $28,691.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  Effective May 23, 2011, IDI has contractually agreed to limit Rule 12b-1 plan fees on Class B to 0.49% of average daily net assets, through at least June 30, 2012.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Expenses under the Plans before fee waivers are shown as distribution fees in the Statement of Operations as distribution fees. For the six months ended October 31, 2011, 12b-1 fees for Class B shares were $59,694 after fee waivers of $181,165 and 12b-1 fees for Class C shares were $326,796 after fee waivers of $15,426.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2011, IDI advised the Fund that IDI retained $64,955 in front-end sales commissions from the sale of Class A shares and $68, $28,157 and $1,679 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

12        Invesco Van Kampen American Value Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  For the six months ended October 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$824,093,350	$6,819,315	$—	$830,912,665

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Effect of Derivative Instruments for the six months ended October 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Options*

Realized Gain
Equity risk	$368,267

Change in Unrealized Appreciation
Equity risk	1,036,509

Total	$1,404,776

*	The average value of options outstanding during the period was $293,345.

Transactions During the Period
	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	2,750	$379,741

Written	6,575	1,162,877

Closed	(7,975)	(1,354,653)

Expired	(1,350)	(187,965)

End of period	—	$—

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2011, the Fund engaged in securities purchases of $958,285.

13        Invesco Van Kampen American Value Fund

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $998.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2011, the Fund paid legal fees of $1,213 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of April 30, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2017	$23,733,744

April 30, 2018	69,879,698

Total capital loss carryforward	$93,613,442

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2011 was $93,991,755 and $114,980,212, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$89,200,381

Aggregate unrealized (depreciation) of investment securities	(67,733,338)

Net unrealized appreciation of investment securities	$21,467,043

Cost of investments for tax purposes is $809,445,622.

14        Invesco Van Kampen American Value Fund

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Ten months ended		Year ended
	October 31, 2011(a)		April 30, 2011		June 30, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	1,570,924	$42,437,689	2,262,609	$59,945,505	4,418,487	$97,663,692

Class B	20,811	536,329	109,536	2,478,759	263,259	5,348,613

Class C	103,017	2,523,010	132,881	3,190,416	295,419	6,013,333

Class R	299,003	8,002,771	322,162	8,395,693	497,325	11,370,627

Class Y	551,349	15,045,161	931,565	24,470,353	649,141	14,255,642

Institutional Class	209,375	5,970,916	1,607	39,338	116,167	2,592,084

Issued as reinvestment of dividends:
Class A	34,489	914,518	23,765	645,045	105,667	2,316,459

Class B	3,115	75,230	505	12,409	6,957	140,415

Class C	—	—	—	—	882	16,365

Class R	269	7,030	58	1,526	987	21,991

Class Y	11,239	299,747	2,659	71,591	3,434	76,566

Institutional Class	442	11,187	121	2,887	1	11

Issued in connection with acquistions:(b)
Class A	5,489,600	162,514,936	—	—	—	—

Class B	838,701	22,606,208	—	—	—	—

Class C	1,394,212	37,138,560	—	—	—	—

Class R	257,971	7,628,842	—	—	—	—

Class Y	3,001,010	89,143,744	—	—	—	—

Institutional Class	9,398	279,372	—	—	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	154,317	4,166,232	122,871	3,257,453	—	—

Class B	(169,456)	(4,166,232)	(135,010)	(3,257,453)	—	—

Reacquired:
Class A	(3,860,582)	(103,288,614)	(4,288,226)	(111,097,200)	(7,100,338)	(157,234,572)

Class B	(223,664)	(5,404,667)	(262,509)	(6,189,831)	(580,643)	(11,725,535)

Class C	(400,487)	(9,514,740)	(333,533)	(7,841,673)	(469,954)	(9,454,218)

Class R	(266,625)	(7,354,654)	(280,018)	(7,496,558)	(193,028)	(4,372,175)

Class Y	(627,539)	(16,686,231)	(166,531)	(4,453,218)	(634,583)	(14,429,608)

Institutional Class	(13,265)	(355,673)	(117,107)	(2,782,293)	—	—

Net increase (decrease) in share activity	8,387,624	$252,530,671	(1,672,595)	$(40,607,251)	(2,620,820)	$(57,400,310)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the open of business on May 23, 2011, the Fund acquired all the net assets of Invesco Mid-Cap Value Fund and Invesco Mid Cap Basic Value Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Mid-Cap Value Fund and Invesco Mid Cap Basic Value Fund, respectively on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 10,990,892 shares of the Fund for 11,782,241 shares outstanding of Invesco Mid-Cap Value Fund and 14,984,047 shares outstanding of Invesco Mid Cap Basic Value Fund as of the close of business on May 20, 2011. Each class of shares of Invesco Mid-Cap Value Fund and Invesco Mid Cap Basic Value Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Mid-Cap Value Fund and Invesco Mid Cap Basic Value Fund to the net asset value of the Fund on the close of business, May 20, 2011. Invesco Mid-Cap Value Fund’s net assets as of the close of business on May 20, 2011 of $121,971,596 including $19,608,737 of unrealized appreciation and Invesco Mid Cap Basic Value Fund’s net assets as of the close of business on May 20, 2011 of $197,340,066 including $39,514,293 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $681,095,239. The combined aggregate net assets of the Fund subsequent to the reorginization were $1,000,406,901.

15        Invesco Van Kampen American Value Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions						net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 10/31/11	$29.86	$0.08	$(3.26)	$(3.18)	$(0.04)	$—	$(0.04)	$26.64	(10.64)%		$580,405	1.29	%(d)	1.30	%(d)	0.60	%(d)	16%
Ten months ended 04/30/11	22.22	0.07	7.61	7.68	(0.04)	—	(0.04)	29.86	34.57		549,428	1.26	(e)	1.27	(e)	0.34	(e)	28
Year ended 06/30/10	17.44	0.11	4.78	4.89	(0.11)	—	(0.11)	22.22	28.07		450,675	1.31		1.31		0.50		50
Year ended 06/30/09	24.18	0.16	(6.54)	(6.38)	(0.14)	(0.22)	(0.36)	17.44	(26.17	)(f)	398,513	1.41		1.41		0.90		60
Year ended 06/30/08	34.55	0.12	(5.01)	(4.89)	(0.14)	(5.34)	(5.48)	24.18	(16.43	)(f)	633,126	1.25		1.25		0.43		65
Year ended 06/30/07	28.46	0.15	7.63	7.78	(0.10)	(1.59)	(1.69)	34.55	28.00	(f)	674,636	1.25		1.25		0.47		80
Year ended 06/30/06	24.91	0.07	3.48	3.55	—	—	—	28.46	14.25	(f)	390,930	1.29		1.29		0.25		61

Class B
Six months ended 10/31/11	27.19	0.07	(2.96)	(2.89)	(0.04)	—	(0.04)	24.26	(10.64	)(g)	45,092	1.29	(d)(g)	2.05	(d)(g)	0.60	(d)(g)	16
Ten months ended 04/30/11	20.23	0.04	6.93	6.97	(0.01)	—	(0.01)	27.19	34.45	(g)	37,780	1.38	(e)(g)	1.39	(e)(g)	0.22	(e)(g)	28
Year ended 06/30/10	15.89	0.05	4.37	4.42	(0.08)	—	(0.08)	20.23	27.82	(g)	33,933	1.55	(g)	1.55	(g)	0.26	(g)	50
Year ended 06/30/09	22.11	0.14	(6.00)	(5.86)	(0.14)	(0.22)	(0.36)	15.89	(26.22	)(h)(i)	31,586	1.48	(i)	1.48	(i)	0.82	(i)	60
Year ended 06/30/08	32.11	0.02	(4.59)	(4.57)	(0.09)	(5.34)	(5.43)	22.11	(16.70	)(h)(i)	53,854	1.59	(i)	1.59	(i)	0.08	(i)	65
Year ended 06/30/07	26.71	(0.08)	7.14	7.06	(0.07)	(1.59)	(1.66)	32.11	27.10	(h)(i)	88,060	1.97	(i)	1.97	(i)	(0.26	)(i)	80
Year ended 06/30/06	23.35	0.04	3.32	3.36	—	—	—	26.71	14.39	(h)(i)	85,074	1.28	(i)	1.28	(i)	0.16	(i)	61

Class C
Six months ended 10/31/11	26.89	(0.01)	(2.94)	(2.95)	—	—	—	23.94	(10.97	)(j)	67,829	2.00	(d)(j)	2.05	(d)(j)	(0.11	)(d)(j)	16
Ten months ended 04/30/11	20.11	(0.07)	6.85	6.78	—	—	—	26.89	33.72	(j)	46,700	1.97	(e)(j)	1.98	(e)(j)	(0.37	)(e)(j)	28
Year ended 06/30/10	15.82	(0.05)	4.35	4.30	(0.01)	—	(0.01)	20.11	27.18		38,952	2.06		2.06		(0.25)		50
Year ended 06/30/09	22.03	0.03	(5.96)	(5.93)	(0.06)	(0.22)	(0.28)	15.82	(26.68	)(i)(k)	33,390	2.11	(i)	2.11	(i)	0.19	(i)	60
Year ended 06/30/08	32.05	(0.09)	(4.59)	(4.68)	—	(5.34)	(5.34)	22.03	(17.09	)(k)	54,508	2.00		2.00		(0.33)		65
Year ended 06/30/07	26.67	(0.08)	7.12	7.04	(0.07)	(1.59)	(1.66)	32.05	27.06	(i)(k)	70,089	2.00	(i)	2.00	(i)	(0.28	)(i)	80
Year ended 06/30/06	23.51	(0.14)	3.30	3.16	—	—	—	26.67	13.39	(i)(k)	56,699	2.03	(i)	2.03	(i)	(0.54	)(i)	61

Class R
Six months ended 10/31/11	29.84	0.05	(3.26)	(3.21)	(0.01)	—	(0.01)	26.62	(10.76)		23,293	1.54	(d)	1.55	(d)	0.35	(d)	16
Ten months ended 04/30/11	22.23	0.02	7.59	7.61	(0.00)	—	(0.00)	29.84	34.24		17,440	1.51	(e)	1.52	(e)	0.09	(e)	28
Year ended 06/30/10	17.44	0.06	4.79	4.85	(0.06)	—	(0.06)	22.23	27.84		12,052	1.56		1.56		0.27		50
Year ended 06/30/09	24.19	0.12	(6.55)	(6.43)	(0.10)	(0.22)	(0.32)	17.44	(26.36	)(l)	4,132	1.70		1.70		0.73		60
Year ended 06/30/08	34.55	0.06	(5.01)	(4.95)	(0.07)	(5.34)	(5.41)	24.19	(16.65	)(l)	1,102	1.51		1.51		0.20		65
Year ended 06/30/07(m)	31.71	0.01	2.84	2.85	(0.01)	—	(0.01)	34.55	9.00	(l)	121	1.50	(e)	1.50	(e)	0.10	(e)	80

Class Y(n)
Six months ended 10/31/11	29.98	0.11	(3.28)	(3.17)	(0.08)	—	(0.08)	26.73	(10.59)		111,927	1.04	(d)	1.05	(d)	0.85	(d)	16
Ten months ended 04/30/11	22.31	0.13	7.63	7.76	(0.09)	—	(0.09)	29.98	34.81		37,488	1.01	(e)	1.02	(e)	0.59	(e)	28
Year ended 06/30/10	17.50	0.17	4.81	4.98	(0.17)	—	(0.17)	22.31	28.47		10,772	1.06		1.06		0.76		50
Year ended 06/30/09	24.27	0.21	(6.58)	(6.37)	(0.18)	(0.22)	(0.40)	17.50	(25.99	)(o)	8,135	1.19		1.19		1.23		60
Year ended 06/30/08	34.65	0.18	(5.00)	(4.82)	(0.22)	(5.34)	(5.56)	24.27	(16.24	)(o)	6,909	1.02		1.02		0.67		65
Year ended 06/30/07	28.49	0.22	7.65	7.87	(0.12)	(1.59)	(1.71)	34.65	28.35	(o)	939	1.01		1.01		0.69		80
Year ended 06/30/06(m)	27.92	0.09	0.48	0.57	—	—	—	28.49	2.01	(o)	48	1.06	(e)	1.06	(e)	0.87	(e)	61

Institutional Class
Six months ended 10/31/11	29.98	0.14	(3.27)	(3.13)	(0.10)	—	(0.10)	26.75	(10.44)		5,531	0.80	(d)	0.81	(d)	1.09	(d)	16
Ten months ended 04/30/11	22.31	0.15	7.64	7.79	(0.12)	—	(0.12)	29.98	34.98		24	0.79	(e)	0.80	(e)	0.81	(e)	28
Year ended 06/30/10(m)	23.19	0.03	(0.88)	(0.85)	(0.03)	—	(0.03)	22.31	(3.69)		2,592	0.62	(e)	0.62	(e)	1.37	(e)	50

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments for six months ended October 31, 2011 and ten months ended April 30, 2011 in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $250,607,755 and sold of $65,421,229 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Mid-Cap Value Fund and Invesco Mid Cap Basic Value Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $593,880, $47,910, $68,072, $21,180, $104,356 and $3,539 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 1.00%, 0.37% and 0.49% for the six months ended October 31, 2011, the ten months ended April 30, 2011 and the year ended June 30, 2010.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

16        Invesco Van Kampen American Value Fund

NOTE 12—Financial Highlights—(continued)

(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 1.00% and 0.96% for the six months ended October 31, 2011 and the ten months ended April 30, 2011.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(m)	Commencement date of March 20, 2007, February 7, 2006 and June 1, 2010 for Class R, Class Y and Institutional Class shares, respectively.
(n)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(o)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

NOTE 13—Proposed Reorganization

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco U.S. Mid Cap Value Fund (the “Target Fund”) in exchange for shares of the Fund.
  The Agreement requires approval of the Tartget Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2012. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

17        Invesco Van Kampen American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/11)	(10/31/11)[1]	Period[2]	(10/31/11)	Period[2]	Ratio
A	$1,000.00	$893.30	$6.14	$1,018.65	$6.55	1.29%

B	1,000.00	893.60	6.14	1,018.65	6.55	1.29

C	1,000.00	890.30	9.50	1,015.08	10.13	2.00

R	1,000.00	892.10	7.32	1,017.39	7.81	1.54

Y	1,000.00	894.10	4.95	1,019.91	5.28	1.04

Institutional	1,000.00	895.60	3.81	1,021.11	4.06	0.80

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2011 through October 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

18        Invesco Van Kampen American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen American Value Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

19        Invesco Van Kampen American Value Fund

  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mid Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one year period, the fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of two other mutual funds advised by Invesco Advisers and below the total account level fee of two mutual funds sub-advised by Invesco Advisers.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20        Invesco Van Kampen American Value Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-AMVA-SAR-1      Invesco Distributors, Inc.

Invesco Van Kampen Comstock Fund
Semiannual Report to Shareholders ▪ October 31, 2011
Nasdaq:
A: ACSTX ▪ B: ACSWX ▪ C: ACSYX ▪ R: ACSRX ▪ Y: ACSDX ▪ Institutional: ACSHX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/11 to 10/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.84%

Class B Shares	-10.84

Class C Shares	-11.17

Class R Shares	-10.90

Class Y Shares	-10.72

Institutional Class Shares	-10.58

S&P 500 Index▼ (Broad Market Index)	-7.12

Russell 1000 Value Index▼ (Style-Specific Index)	-9.49

Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	-10.49

Source(s): ▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Comstock Fund

Average Annual Total Returns
As of 10/31/11, including maximum applicable sales charges

Class A Shares

Inception (10/7/68)		10.43%

10	Years	3.21

5	Years	-2.07

1	Year	-1.47

Class B Shares

Inception (10/19/92)		8.77%

10	Years	3.32

5	Years	-1.44

1	Year	-0.75

Class C Shares

Inception (10/26/93)		8.06%

10	Years	3.02

5	Years	-1.70

1	Year	2.47

Class R Shares

Inception (10/1/02)		6.79%

5	Years	-1.21

1	Year	3.99

Class Y Shares

Inception (10/29/04)		2.97%

5	Years	-0.71

1	Year	4.52

Institutional Class Shares

10	Years	3.86%

5	Years	-0.85

1	Year	4.77
Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Comstock Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Comstock Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Comstock Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 9/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (10/7/68)		10.16%

10	Years	2.28

5	Years	-3.76

1	Year	-8.13

Class B Shares

Inception (10/19/92)		8.18%

10	Years	2.38

5	Years	-3.16

1	Year	-7.49

Class C Shares

Inception (10/26/93)		7.44%

10	Years	2.09

5	Years	-3.39

1	Year	-4.38

Class R Shares

Inception (10/1/02)		5.55%

5	Years	-2.92

1	Year	-3.00

Class Y Shares

Inception (10/29/04)		1.36%

5	Years	-2.42

1	Year	-2.44

Institutional Class Shares

10	Years	2.91%

5	Years	-2.57

1	Year	-2.28
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 0.84%, 0.84%,
1.59%, 1.09%, 0.59% and 0.42%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Van Kampen Comstock Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance.
     The start of a new year is always a good time to catch up with your financial adviser. Looking ahead to the new year and evaluating your individual situation, your financial adviser can provide valuable insight into whether your investments are still appropriate for your individual needs, goals and risk tolerance. This may provide reassurance in times of economic uncertainty and market volatility such as we saw in 2011 – and are likely to see again in 2012.
     On our website, invesco.com/us, we provide timely market updates and commentary from many of our fund managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Across our broad array of investment products, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals – meaning that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Comstock Fund

Schedule of Investments(a)

October 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.67%
Aerospace & Defense–2.36%
Honeywell International Inc.	2,317,054	$121,413,629

Textron Inc.	3,905,928	75,853,122

		197,266,751

Aluminum–1.03%
Alcoa Inc.	8,001,288	86,093,859

Asset Management & Custody Banks–1.98%
Bank of New York Mellon Corp. (The)	5,937,664	126,353,490

State Street Corp.	965,380	38,991,698

		165,345,188

Automobile Manufacturers–1.58%
General Motors Co.(b)	5,098,675	131,800,749

Cable & Satellite–5.46%
Comcast Corp.–Class A	13,342,086	312,871,917

Time Warner Cable Inc.	2,234,063	142,287,472

		455,159,389

Communications Equipment–1.03%
Cisco Systems, Inc.	4,638,841	85,957,724

Computer Hardware–2.82%
Dell Inc.(b)	5,533,652	87,487,038

Hewlett-Packard Co.	5,565,097	148,087,231

		235,574,269

Data Processing & Outsourced Services–0.15%
Western Union Co. (The)	719,546	12,570,469

Department Stores–0.34%
Macy’s, Inc.	925,816	28,265,162

Diversified Banks–2.30%
U.S. Bancorp	2,015,301	51,571,553

Wells Fargo & Co.	5,419,777	140,426,422

		191,997,975

Drug Retail–1.75%
CVS Caremark Corp.	4,014,041	145,709,688

Electric Utilities–2.89%
FirstEnergy Corp.	2,204,162	99,099,124

PPL Corp.	4,821,358	141,603,284

		240,702,408

Electrical Components & Equipment–0.75%
Emerson Electric Co.	1,305,584	62,824,702

General Merchandise Stores–0.77%
Target Corp.	1,166,331	63,856,622

Health Care Distributors–1.02%
Cardinal Health, Inc.	1,920,395	85,015,887

Home Improvement Retail–1.50%
Home Depot, Inc. (The)	1,564,816	56,020,413

Lowe’s Cos., Inc.	3,303,726	69,444,320

		125,464,733

Household Products–0.37%
Procter & Gamble Co. (The)	477,984	30,586,196

Hypermarkets & Super Centers–1.12%
Wal-Mart Stores, Inc.	1,648,799	93,519,879

Industrial Conglomerates–1.37%
General Electric Co.	6,840,119	114,298,388

Industrial Machinery–1.69%
Ingersoll-Rand PLC (Ireland)	4,522,549	140,786,950

Integrated Oil & Gas–7.44%
BP PLC–ADR (United Kingdom)	4,115,876	181,839,402

Chevron Corp.	1,626,947	170,910,782

Murphy Oil Corp.	1,763,775	97,660,222

Royal Dutch Shell PLC–ADR (United Kingdom)	2,398,284	170,062,318

		620,472,724

Integrated Telecommunication Services–2.82%
AT&T Inc.	3,407,866	99,884,553

Verizon Communications Inc.	3,654,393	135,139,453

		235,024,006

Internet Software & Services–3.68%
eBay Inc.(b)	5,292,901	168,473,039

Yahoo! Inc.(b)	8,876,612	138,830,212

		307,303,251

Investment Banking & Brokerage–1.86%
Goldman Sachs Group, Inc. (The)	702,938	77,006,858

Morgan Stanley	4,428,098	78,111,649

		155,118,507

Life & Health Insurance–1.71%
Aflac, Inc.	714,789	32,229,836

MetLife, Inc.	2,763,258	97,156,151

Torchmark Corp.	314,234	12,861,598

		142,247,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Comstock Fund

	Shares	Value

Managed Health Care–2.64%
UnitedHealth Group Inc.	3,027,065	$145,268,850

WellPoint, Inc.	1,086,348	74,849,377

		220,118,227

Movies & Entertainment–5.26%
News Corp.–Class B	7,435,764	132,728,387

Time Warner Inc.	2,959,463	103,551,610

Viacom Inc.–Class B	4,623,043	202,720,436

		439,000,433

Multi-Utilities–0.03%
Sempra Energy	54,059	2,904,590

Oil & Gas Drilling–0.54%
Noble Corp.(b)	1,257,821	45,206,087

Oil & Gas Equipment & Services–3.61%
Halliburton Co.	4,713,591	176,099,760

Weatherford International Ltd.(b)	8,047,212	124,731,786

		300,831,546

Oil & Gas Exploration & Production–0.76%
Chesapeake Energy Corp.	2,266,808	63,742,641

Other Diversified Financial Services–6.34%
Bank of America Corp.	12,863,908	87,860,492

Citigroup Inc.	6,915,055	218,446,587

JPMorgan Chase & Co.	6,393,314	222,231,595

		528,538,674

Packaged Foods & Meats–4.23%
Kraft Foods, Inc.–Class A	5,223,401	183,759,247

Unilever N.V.–New York Shares (Netherlands)	4,896,373	169,071,760

		352,831,007

Paper Products–2.96%
International Paper Co.	8,899,916	246,527,673

Personal Products–0.33%
Avon Products, Inc.	1,505,079	27,512,844

Pharmaceuticals–8.54%
Abbott Laboratories	732,590	39,464,623

Bristol-Myers Squibb Co.	5,223,570	165,012,576

GlaxoSmithKline PLC–ADR (United Kingdom)	2,091,450	93,676,046

Merck & Co., Inc.	4,037,507	139,293,991

Pfizer Inc.	10,803,768	208,080,572

Roche Holding AG–ADR (Switzerland)	1,620,647	67,325,404

		712,853,212

Property & Casualty Insurance–3.90%
Allstate Corp. (The)	6,537,406	172,195,274

Chubb Corp. (The)	677,831	45,448,568

Travelers Cos., Inc. (The)	1,847,891	107,824,440

		325,468,282

Regional Banks–2.17%
Fifth Third Bancorp	5,230,691	62,820,599

PNC Financial Services Group, Inc.	2,200,665	118,197,717

		181,018,316

Semiconductor Equipment–0.37%
KLA-Tencor Corp.	648,864	30,555,006

Semiconductors–0.76%
Intel Corp.	2,593,972	63,656,073

Soft Drinks–1.21%
Coca-Cola Co. (The)	899,628	61,462,585

PepsiCo, Inc.	631,936	39,780,371

		101,242,956

Specialty Stores–0.82%
Staples, Inc.	4,583,084	68,562,937

Systems Software–2.35%
Microsoft Corp.	7,353,582	195,825,889

Wireless Telecommunication Services–1.06%
Vodafone Group PLC–ADR (United Kingdom)	3,185,609	88,687,355

Total Common Stocks & Other Equity Interests (Cost $8,468,961,200)		8,148,046,809

Money Market Funds–2.36%
Liquid Assets Portfolio–Institutional Class(c)	98,345,651	98,345,651

Premier Portfolio–Institutional Class(c)	98,345,652	98,345,652

Total Money Market Funds (Cost $196,691,303)		196,691,303

TOTAL INVESTMENTS–100.03% (Cost $8,665,652,503)		8,344,738,112

OTHER ASSETS LESS LIABILITIES–(0.03)%		(2,835,981)

NET ASSETS–100.00%		$8,341,902,131

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Comstock Fund

Portfolio Composition

By sector, based on Net Assets
As of October 31, 2011

Financials	20.3%

Consumer Discretionary	15.7

Energy	12.3

Health Care	12.2

Information Technology	11.2

Consumer Staples	9.0

Industrials	6.2

Materials	4.0

Telecommunication Services	3.9

Utilities	2.9

Money Market Funds Plus Other Assets Less Liabilities	2.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Comstock Fund

Statement of Assets and Liabilities

October 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $8,468,961,200)	$8,148,046,809

Investments in affiliated money market funds, at value and cost	196,691,303

Total investments, at value (Cost $8,665,652,503)	8,344,738,112

Receivable for:
Investments sold	9,744,660

Fund shares sold	9,164,974

Dividends	10,028,269

Investment for trustee deferred compensation and retirement plans	75,141

Other assets	146,890

Total assets	8,373,898,046

Liabilities:
Payable for:
Investments purchased	7,776,218

Fund shares reacquired	16,821,035

Accrued fees to affiliates	6,466,913

Accrued other operating expenses	701,682

Trustee deferred compensation and retirement plans	230,067

Total liabilities	31,995,915

Net assets applicable to shares outstanding	$8,341,902,131

Net assets consist of:
Shares of beneficial interest	$10,109,037,180

Undistributed net investment income	14,938,105

Undistributed net realized gain (loss)	(1,461,158,763)

Unrealized appreciation (depreciation)	(320,914,391)

$8,341,902,131

Net Assets:
Class A	$5,120,992,952

Class B	$383,509,056

Class C	$433,863,011

Class R	$182,123,772

Class Y	$1,938,596,618

Institutional Class	$282,816,722

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	336,207,579

Class B	25,177,825

Class C	28,486,220

Class R	11,958,165

Class Y	127,270,172

Institutional Class	18,569,462

Class A:
Net asset value per share	$15.23

Maximum offering price per share (Net asset value of $15.23 divided by 94.50%)	$16.12

Class B:
Net asset value and offering price per share	$15.23

Class C:
Net asset value and offering price per share	$15.23

Class R:
Net asset value and offering price per share	$15.23

Class Y:
Net asset value and offering price per share	$15.23

Institutional Class:
Net asset value and offering price per share	$15.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Comstock Fund

Statement of Operations

For the six months ended October 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,528,833)	$101,119,260

Dividends from affiliated money market funds	78,474

Total investment income	101,197,734

Expenses:
Advisory fees	16,397,048

Administrative services fees	378,985

Custodian fees	31,113

Distribution fees:
Class A	6,761,291

Class B	545,934

Class C	2,319,862

Class R	459,012

Transfer agent fees — A, B, C, R and Y	10,784,120

Transfer agent fees — Institutional	4,497

Trustees’ and officers’ fees and benefits	137,129

Other	(717,594)

Total expenses	37,101,397

Less: Fees waived and expense offset arrangement(s)	(137,825)

Net expenses	36,963,572

Net investment income	64,234,162

Realized and unrealized gain (loss) from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $1,796,212)	269,712,959

Change in net unrealized appreciation (depreciation) of investment securities	(1,334,491,443)

Net realized and unrealized gain (loss)	(1,064,778,484)

Net increase (decrease) in net assets resulting from operations	$(1,000,544,322)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Comstock Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2011, the period January 1, 2011 to April 30, 2011 and the year ended December 31, 2010
(Unaudited)

	Six months ended	Four months ended	Year ended
	October 31,	April 30,	December 31,
	2011	2011	2010

Operations:
Net investment income	$64,234,162	$35,199,844	$113,153,134

Net realized gain	269,712,959	204,614,367	293,180,587

Change in net unrealized appreciation (depreciation)	(1,334,491,443)	590,608,061	788,017,622

Net increase (decrease) in net assets resulting from operations	(1,000,544,322)	830,422,272	1,194,351,343

Distributions to shareholders from net investment income:
Class A	(36,814,888)	(18,862,166)	(80,694,827)

Class B	(2,975,190)	(1,710,658)	(8,731,269)

Class C	(1,424,460)	(681,230)	(3,665,887)

Class R	(1,015,380)	(490,405)	(2,071,686)

Class Y	(14,709,465)	(6,385,755)	(22,478,529)

Institutional Class	(1,647,746)	(671,089)	(1,244,823)

Total distributions from net investment income	(58,587,129)	(28,801,303)	(118,887,021)

Share transactions–net:
Class A	(266,402,931)	(196,690,160)	(717,064,306)

Class B	(83,623,865)	(69,281,758)	(283,232,032)

Class C	(30,595,930)	(27,590,259)	(95,819,927)

Class R	5,706,033	(2,737,192)	(2,479,997)

Class Y	365,455,854	93,673,279	179,854,507

Institutional Class	128,605,567	(11,741,262)	137,799,814

Net increase (decrease) in net assets resulting from share transactions	119,144,728	(214,367,352)	(780,941,941)

Net increase (decrease) in net assets	(939,986,723)	587,253,617	294,522,381

Net assets:
Beginning of period	9,281,888,854	8,694,635,237	8,400,112,856

End of period (includes undistributed net investment income of $14,938,105, $9,291,072 and $2,892,531, respectively)	$8,341,902,131	$9,281,888,854	$8,694,635,237

Notes to Financial Statements

October 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Comstock Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other

10        Invesco Van Kampen Comstock Fund

Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more

11        Invesco Van Kampen Comstock Fund

of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.50%

Next $1 billion	0.45%

Next $1 billion	0.40%

Over $3 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.89%, 1.64%, 1.64%, 1.14%, 0.64% and 0.64% respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended October 31, 2011, the Adviser waived advisory fees of $133,372.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

12        Invesco Van Kampen Comstock Fund

  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended October 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2011, IDI advised the Fund that IDI retained $258,817 in front-end sales commissions from the sale of Class A shares and $191, $192,545 and $5,278 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$8,277,412,708	$67,325,404	$—	$8,344,738,112

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2011, the Fund engaged in securities purchases of $5,298,604 and securities sales of $4,378,891, which resulted in net realized gains of $1,796,212.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,453.

13        Invesco Van Kampen Comstock Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2011, the Fund paid legal fees of $7,105 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of April 30, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2016	$502,721,429

April 30, 2017	1,215,153,460

Total capital loss carryforward	$1,717,874,889

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2011 was $904,163,869 and $1,038,304,908, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$776,249,717

Aggregate unrealized (depreciation) of investment securities	(1,110,313,505)

Net unrealized appreciation (depreciation) of investment securities	$(334,063,788)

Cost of investments for tax purposes is $8,678,801,900.

14        Invesco Van Kampen Comstock Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Four months ended		Year ended
	October 31, 2011(a)		April 30, 2011		December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	15,047,171	$231,922,259	11,667,337	$192,263,341	38,551,688	$556,413,934

Class B	126,842	2,054,830	105,462	1,732,762	1,854,262	26,227,224

Class C	560,185	8,815,182	615,165	10,136,719	1,440,492	20,664,843

Class R	2,159,820	33,147,135	1,383,642	22,744,177	3,375,858	48,026,521

Class Y	35,985,550	534,795,524	11,855,227	195,169,957	41,292,215	586,527,561

Institutional Class	9,673,293	141,912,644	45,232	742,493	13,636,920	182,662,007

Issued as reinvestment of dividends:
Class A	2,211,686	33,663,331	1,198,716	19,131,516	5,411,360	76,300,880

Class B	179,445	2,735,042	108,889	1,737,878	591,072	8,320,963

Class C	79,115	1,200,244	42,529	679,616	214,596	3,024,170

Class R	65,757	999,645	30,705	490,365	141,414	1,996,890

Class Y	923,634	14,012,123	408,318	6,516,756	1,478,340	20,886,323

Institutional Class	108,618	1,647,630	42,071	671,038	84,733	1,244,771

Issued in connection with acquisitions:(b)
Class A	7,328,363	122,829,460	—	—	—	—

Class B	403,540	6,766,085	—	—	—	—

Class C	554,316	9,284,997	—	—	—	—

Class R	108,762	1,821,636	—	—	—	—

Class Y	4,939,741	82,789,108	—	—	—	—

Institutional Class	42,555	713,103	—	—	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	3,118,886	48,474,411	2,145,518	35,759,307	6,973,316	98,797,748

Class B	(3,118,859)	(48,474,411)	(2,146,367)	(35,759,307)	(6,973,316)	(98,797,748)

Reacquired:
Class A	(45,774,361)	(703,292,392)	(26,943,439)	(443,844,324)	(101,907,916)	(1,448,576,868)

Class B	(3,010,774)	(46,705,411)	(2,246,954)	(36,993,091)	(15,490,819)	(218,982,471)

Class C	(3,230,075)	(49,896,353)	(2,333,684)	(38,406,594)	(8,407,387)	(119,508,940)

Class R	(1,964,612)	(30,262,383)	(1,581,031)	(25,971,734)	(3,708,182)	(52,503,408)

Class Y	(17,608,465)	(266,140,901)	(6,555,310)	(108,013,434)	(31,019,923)	(427,559,377)

Institutional Class	(1,012,018)	(15,667,810)	(803,280)	(13,154,793)	(3,248,662)	(46,106,964)

Net increase (decrease) in share activity	7,898,115	$119,144,728	(12,961,254)	$(214,367,352)	(55,709,939)	$(780,941,941)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 23, 2011, the Fund acquired all the net assets of Invesco Large Cap Basic Value Fund and Invesco Value II Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Large Cap Basic Value Fund and Invesco Value II, respectively on April 14, 2011. The acquisition was accomplished by a tax- free exchange of 13,377,277 shares of the Fund for 7,828,863 shares outstanding of Invesco Large Cap Basic Value Fund and 8,473,367 shares outstanding of Invesco Value II Fund as of the close of business on May 20, 2011. Each class of shares of Invesco Large Cap Basic Value Fund and Invesco Value II Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Large Cap Basic Value Fund and Invesco Value II Fund to the net asset value of the Fund on the close of business, May 20, 2011. Invesco Large Cap Basic Value Fund’s net assets as of the close of business on May 20, 2011 of $85,450,496 including $18,438,726 of unrealized appreciation and Invesco Value II Fund’s net assets as of the close of business on May 20, 2011 of $138,753,893 including $21,433,501 of unrealized appreciation, were combined with the net assets of the Fund. The net assets of the Fund immediately before the acquisition were $9,011,495,941. The net assets of the Fund immediately following the reorganization were $9,235,700,330.

15        Invesco Van Kampen Comstock Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 10/31/11	$17.20	$0.12	$(1.98)	$(1.86)	$(0.11)	$—	$(0.11)	$15.23	(10.84	)%(c)	$5,120,993	0.89	%(d)	0.89	%(d)	1.49	%(d)	11%
Four months ended 04/30/11	15.73	0.06	1.46	1.52	(0.05)	—	(0.05)	17.20	9.71	(c)	6,092,190	0.84		0.84		1.18		10
Year ended 12/31/10	13.81	0.20	1.93	2.13	(0.21)	—	(0.21)	15.73	15.60	(c)	5,760,670	0.86		0.86		1.39		18
Year ended 12/31/09	10.85	0.19	2.95	3.14	(0.18)	—	(0.18)	13.81	29.45	(e)	5,759,425	0.89		0.89		1.63		14
Year ended 12/31/08	17.48	0.32	(6.48)	(6.16)	(0.32)	(0.15)	(0.47)	10.85	(35.89	)(e)	5,798,794	0.84		0.84		2.16		19
Year ended 12/31/07	19.26	0.36	(0.69)	(0.33)	(0.37)	(1.08)	(1.45)	17.48	(1.89	)(e)	12,091,921	0.78		0.78		1.82		22
Year ended 12/31/06	17.81	0.35	2.43	2.78	(0.38)	(0.95)	(1.33)	19.26	16.06	(e)	13,686,078	0.80		0.80		1.92		26

Class B
Six months ended 10/31/11	17.20	0.12	(1.98)	(1.86)	(0.11)	—	(0.11)	15.23	(10.84	)(c)(f)	383,509	0.89	(d)(f)	0.89	(d)(f)	1.49	(d)(f)	11
Four months ended 04/30/11	15.73	0.06	1.46	1.52	(0.05)	—	(0.05)	17.20	9.71	(c)(f)	526,168	0.84	(f)	0.84	(f)	1.18	(f)	10
Year ended 12/31/10	13.81	0.20	1.93	2.13	(0.21)	—	(0.21)	15.73	15.60	(c)(f)	547,060	0.86	(f)	0.86	(f)	1.39	(f)	18
Year ended 12/31/09	10.85	0.19	2.95	3.14	(0.18)	—	(0.18)	13.81	29.45	(g)(h)	756,515	0.89	(g)	0.89	(g)	1.64	(g)	14
Year ended 12/31/08	17.49	0.32	(6.49)	(6.17)	(0.32)	(0.15)	(0.47)	10.85	(35.93	)(g)(h)	906,301	0.84	(g)	0.84	(g)	2.16	(g)	19
Year ended 12/31/07	19.26	0.23	(0.68)	(0.45)	(0.24)	(1.08)	(1.32)	17.49	(2.46	)(g)(h)	1,991,609	1.41	(g)	1.41	(g)	1.19	(g)	22
Year ended 12/31/06	17.81	0.21	2.43	2.64	(0.24)	(0.95)	(1.19)	19.26	15.21	(h)	2,518,352	1.55		1.55		1.17		26

Class C
Six months ended 10/31/11	17.20	0.06	(1.98)	(1.92)	(0.05)	—	(0.05)	15.23	(11.17	)(c)	433,863	1.64	(d)	1.64	(d)	0.74	(d)	11
Four months ended 04/30/11	15.74	0.02	1.46	1.48	(0.02)	—	(0.02)	17.20	9.43	(c)	524,840	1.59		1.59		0.43		10
Year ended 12/31/10	13.81	0.09	1.94	2.03	(0.10)	—	(0.10)	15.74	14.82	(c)	506,742	1.61		1.61		0.64		18
Year ended 12/31/09	10.86	0.10	2.94	3.04	(0.09)	—	(0.09)	13.81	28.37	(i)	538,048	1.64		1.64		0.87		14
Year ended 12/31/08	17.49	0.21	(6.48)	(6.27)	(0.21)	(0.15)	(0.36)	10.86	(36.35	)(i)	544,631	1.59		1.59		1.41		19
Year ended 12/31/07	19.27	0.21	(0.69)	(0.48)	(0.22)	(1.08)	(1.30)	17.49	(2.63	)(i)	1,243,097	1.53		1.53		1.07		22
Year ended 12/31/06	17.82	0.21	2.43	2.64	(0.24)	(0.95)	(1.19)	19.27	15.20	(i)	1,495,779	1.55		1.55		1.17		26

Class R
Six months ended 10/31/11	17.19	0.10	(1.97)	(1.87)	(0.09)	—	(0.09)	15.23	(10.90	)(c)	182,124	1.14	(d)	1.14	(d)	1.24	(d)	11
Four months ended 04/30/11	15.73	0.05	1.45	1.50	(0.04)	—	(0.04)	17.19	9.57	(c)	199,254	1.09		1.09		0.93		10
Year ended 12/31/10	13.81	0.16	1.93	2.09	(0.17)	—	(0.17)	15.73	15.32	(c)	184,927	1.11		1.11		1.14		18
Year ended 12/31/09	10.85	0.15	2.96	3.11	(0.15)	—	(0.15)	13.81	29.13	(j)	164,959	1.14		1.14		1.35		14
Year ended 12/31/08	17.49	0.28	(6.49)	(6.21)	(0.28)	(0.15)	(0.43)	10.85	(36.09	)(j)	130,746	1.09		1.09		1.91		19
Year ended 12/31/07	19.26	0.31	(0.68)	(0.37)	(0.32)	(1.08)	(1.40)	17.49	(2.09	)(j)	296,167	1.03		1.03		1.56		22
Year ended 12/31/06	17.81	0.30	2.43	2.73	(0.33)	(0.95)	(1.28)	19.26	15.78	(j)	274,266	1.05		1.05		1.67		26

Class Y(k)
Six months ended 10/31/11	17.20	0.13	(1.98)	(1.85)	(0.12)	—	(0.12)	15.23	(10.72	)(c)	1,938,597	0.64	(d)	0.64	(d)	1.74	(d)	11
Four months ended 04/30/11	15.73	0.08	1.45	1.53	(0.06)	—	(0.06)	17.20	9.78	(c)	1,771,697	0.59		0.59		1.43		10
Year ended 12/31/10	13.80	0.23	1.94	2.17	(0.24)	—	(0.24)	15.73	15.97	(c)	1,530,636	0.61		0.61		1.65		18
Year ended 12/31/09	10.85	0.21	2.95	3.16	(0.21)	—	(0.21)	13.80	29.67	(l)	1,181,166	0.64		0.64		1.85		14
Year ended 12/31/08	17.48	0.35	(6.48)	(6.13)	(0.35)	(0.15)	(0.50)	10.85	(35.73	)(l)	896,154	0.59		0.59		2.41		19
Year ended 12/31/07	19.25	0.40	(0.68)	(0.28)	(0.41)	(1.08)	(1.49)	17.48	(1.59	)(l)	1,857,415	0.53		0.53		2.07		22
Year ended 12/31/06	17.80	0.40	2.43	2.83	(0.43)	(0.95)	(1.38)	19.25	16.36	(l)	1,858,227	0.55		0.55		2.16		26

Institutional Class
Six months ended 10/31/11	17.19	0.15	(1.97)	(1.82)	(0.14)	—	(0.14)	15.23	(10.58	)(c)	282,817	0.39	(d)	0.39	(d)	1.99	(d)	11
Four months ended 04/30/11	15.72	0.09	1.45	1.54	(0.07)	—	(0.07)	17.19	9.82	(c)	167,740	0.36		0.36		1.66		10
Year ended 12/31/10(m)	13.33	0.14	2.44	2.58	(0.19)	—	(0.19)	15.72	19.53	(c)	164,600	0.49	(n)	0.49	(n)	1.68	(n)	18

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $180,889,411 and sold of $56,511,988 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Large Cap Basic Value Fund and Invesco Value II Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,392,578, $438,213, $461,451, $182,607, $1,796,758, and $190,069 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 1.00%.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(k)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(l)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(m)	Commencement date of June 1, 2010.
(n)	Annualized.

16        Invesco Van Kampen Comstock Fund

NOTE 12—Proposed Reorganization

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Value Fund (the “Target Fund”) in exchange for shares of the Fund.
  The Target Fund’s shareholders approved the Agreement on November 28, 2011 and the reorganization is expected to be consummated on December 19, 2011. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding share class of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

17        Invesco Van Kampen Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/11)	(10/31/11)[1]	Period[2]	(10/31/11)	Period[2]	Ratio
A	$1,000.00	$891.60	$4.23	$1,020.66	$4.52	0.89%

B	1,000.00	891.60	4.23	1,020.66	4.52	0.89

C	1,000.00	888.30	7.78	1,016.89	8.31	1.64

R	1,000.00	891.00	5.42	1,019.41	5.79	1.14

Y	1,000.00	892.80	3.05	1,021.92	3.25	0.64

Institutional	1,000.00	894.20	1.96	1,023.18	1.98	0.39

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2011 through October 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18        Invesco Van Kampen Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen Comstock Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Large Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of

19        Invesco Van Kampen Comstock Fund

the performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of two mutual funds with comparable investment strategies and below the total account level fee of eight mutual funds sub-advised by Invesco Advisers with comparable investment strategies. The Board did not consider a comparison of fees to an off-shore fund to be apt as the fee includes more than the advisory fee.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20        Invesco Van Kampen Comstock Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-COM-SAR-1           Invesco Distributors, Inc.

Invesco Van Kampen Mid Cap Growth Fund
Semiannual Report to Shareholders ▪ October 31, 2011
Nasdaq:
A: VGRAX ▪ B: VGRBX ▪ C: VGRCX ▪ R: VGRRX ▪ Y: VGRDX ▪ Institutional: VGRJX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/11 to 10/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-15.77%

Class B Shares	-15.80

Class C Shares	-16.10

Class R Shares	-15.88

Class Y Shares	-15.65

Institutional Class Shares	-15.58

S&P 500 Index▼(Broad Market Index)	-7.12

Russell Midcap Growth Index▼(Style-Specific Index)	-10.22

Lipper Mid-Cap Growth Funds Index▼(Peer Group Index)	-12.51

Source(s): ▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Mid Cap Growth Fund

Average Annual Total Returns
As of 10/31/11, including maximum applicable sales charges

Class A Shares

Inception (12/27/95)		11.17%

10	Years	6.65

5	Years	3.44

1	Year	-3.42

Class B Shares

Inception (12/27/95)		11.18%

10	Years	6.71

5	Years	3.93

1	Year	-2.88

Class C Shares

Inception (12/27/95)		10.77%

10	Years	6.46

5	Years	3.84

1	Year	0.48

Class R Shares

Inception (7/11/08)		4.61%

1	Year	1.95

Class Y Shares

Inception (8/12/05)		5.92%

5	Years	4.89

1	Year	2.49

Institutional Class Shares

10	Years	7.30%

5	Years	4.70

1	Year	2.71
Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Mid Cap Growth Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Mid Cap Growth Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Mid Cap Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 9/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Incept	ion (12/27/95)	10.33%

10	Years	5.82

5	Years	1.60

1	Year	-12.13

Class B Shares

Inception (12/27/95)		10.34%

10	Years	5.87

5	Years	2.06

1	Year	-11.75

Class C Shares

Inception (12/27/95)		9.94%

10	Years	5.63

5	Years	2.00

1	Year	-8.61

Class R Shares

Inception (7/11/08)		0.67%

1	Year	-7.19

Class Y Shares

Inception (8/12/05)		3.81%

5	Years	3.03

1	Year	-6.72

Institutional Class Shares

10	Years	6.45%

5	Years	2.83

1	Year	-6.76
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.29%, 1.36%, 2.04%, 1.54%, 1.04% and 0.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Van Kampen Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance.
     The start of a new year is always a good time to catch up with your financial adviser. Looking ahead to the new year and evaluating your individual situation, your financial adviser can provide valuable insight into whether your investments are still appropriate for your individual needs, goals and risk tolerance. This may provide reassurance in times of economic uncertainty and market volatility such as we saw in 2011 — and are likely to see again in 2012.
     On our website, invesco.com/us, we provide timely market updates and commentary from many of our fund managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Across our broad array of investment products, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus — investment management — that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals — meaning that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Mid Cap Growth Fund

Schedule of Investments(a)

October 31, 2011
(Unaudited)

	Shares	Value

Common Stocks–96.52%
Advertising–0.00%
Interpublic Group of Cos., Inc. (The)	2,193	$20,790

Air Freight & Logistics–1.48%
C.H. Robinson Worldwide, Inc.	312,971	21,729,577

Apparel Retail–2.63%
Abercrombie & Fitch Co.–Class A	518,995	38,613,228

Apparel, Accessories & Luxury Goods–1.69%
Coach, Inc.	382,505	24,889,600

Application Software–1.40%
Citrix Systems, Inc.(b)	281,504	20,501,936

Asset Management & Custody Banks–0.94%
Affiliated Managers Group, Inc.(b)	148,967	13,795,834

Auto Parts & Equipment–3.46%
BorgWarner, Inc.(b)	310,844	23,776,457

Gentex Corp.	900,165	27,112,970

		50,889,427

Automobile Manufacturers–0.75%
Tesla Motors, Inc.(b)(c)	375,094	11,016,511

Biotechnology–2.18%
BioMarin Pharmaceutical Inc.(b)	509,580	17,381,774

United Therapeutics Corp.(b)	334,474	14,626,548

		32,008,322

Broadcasting–1.98%
Discovery Communications, Inc.–Class A(b)	669,737	29,106,770

Communications Equipment–1.66%
F5 Networks, Inc.(b)	133,880	13,916,826

Juniper Networks, Inc.(b)	50,620	1,238,671

Sycamore Networks, Inc.	483,057	9,284,356

		24,439,853

Construction & Engineering–0.45%
MasTec Inc.(b)	303,852	6,569,280

Construction & Farm Machinery & Heavy Trucks–2.61%
AGCO Corp.(b)	456,159	19,993,449

Navistar International Corp.(b)	437,252	18,395,192

		38,388,641

Consumer Finance–1.49%
Discover Financial Services	928,431	21,873,834

Electrical Components & Equipment–1.45%
Cooper Industries PLC (Ireland)	406,026	21,300,124

Electronic Components–2.08%
Amphenol Corp.–Class A	643,651	30,566,986

Fertilizers & Agricultural Chemicals–1.61%
Intrepid Potash, Inc.(b)	852,351	23,720,928

Footwear–2.74%
Crocs, Inc.(b)	747,740	13,212,566

Deckers Outdoor Corp.(b)	234,022	26,968,695

		40,181,261

General Merchandise Stores–1.49%
Dollar Tree, Inc.(b)	272,938	21,824,122

Health Care Equipment–1.30%
CareFusion Corp.(b)	744,953	19,070,797

Health Care Facilities–2.52%
Brookdale Senior Living Inc.(b)	690,253	11,444,395

Universal Health Services, Inc.–Class B	640,611	25,605,221

		37,049,616

Health Care Services–3.90%
DaVita, Inc.(b)	425,020	29,751,400

Express Scripts, Inc.(b)	479,430	21,924,334

HMS Holdings Corp.(b)	228,347	5,580,801

		57,256,535

Health Care Technology–1.44%
Allscripts Healthcare Solutions, Inc.(b)	1,104,277	21,146,905

Hotels, Resorts & Cruise Lines–1.57%
Starwood Hotels & Resorts Worldwide, Inc.	461,507	23,126,116

Household Products–1.81%
Church & Dwight Co., Inc.	602,028	26,597,597

Human Resource & Employment Services–1.33%
Robert Half International, Inc.	740,532	19,572,261

Industrial Gases–2.16%
Airgas, Inc.	459,176	31,660,185

Industrial Machinery–3.20%
Flowserve Corp.	215,247	19,951,245

Gardner Denver Inc.	349,458	27,023,587

		46,974,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Mid Cap Growth Fund

	Shares	Value

Internet Retail–1.20%
Shutterfly, Inc.(b)(c)	424,576	$17,692,082

Internet Software & Services–1.23%
Equinix, Inc.(b)	188,366	18,085,020

IT Consulting & Other Services–2.33%
Cognizant Technology Solutions Corp.–Class A(b)	275,288	20,027,202

Gartner, Inc.(b)	369,752	14,242,847

		34,270,049

Life Sciences Tools & Services–0.29%
Illumina, Inc.(b)	139,658	4,276,328

Managed Health Care–3.29%
Aetna Inc.	775,409	30,830,262

Cigna Corp.	394,842	17,507,294

		48,337,556

Movies & Entertainment–1.36%
Cinemark Holdings, Inc.	969,799	20,045,745

Oil & Gas Drilling–1.05%
Patterson-UTI Energy, Inc.	760,599	15,455,372

Oil & Gas Equipment & Services–4.65%
Cameron International Corp.(b)	689,061	33,860,458

Complete Production Services, Inc.(b)	278,313	9,128,666

Key Energy Services, Inc.(b)	791,252	10,230,888

Weatherford International Ltd.(b)	973,584	15,090,552

		68,310,564

Oil & Gas Exploration & Production–3.52%
Cabot Oil & Gas Corp.	342,688	26,633,711

Whiting Petroleum Corp.(b)	537,683	25,029,144

		51,662,855

Packaged Foods & Meats–2.36%
Green Mountain Coffee Roasters, Inc.(b)(c)	249,850	16,245,247

H.J. Heinz Co.	344,858	18,429,211

		34,674,458

Railroads–2.11%
Kansas City Southern(b)	490,651	30,994,424

Restaurants–1.52%
Panera Bread Co.–Class A(b)	166,912	22,314,465

Semiconductor Equipment–2.93%
KLA-Tencor Corp.	456,360	21,489,992

Lam Research Corp.(b)	502,350	21,596,027

		43,086,019

Semiconductors–2.69%
Avago Technologies Ltd. (Singapore)	547,716	18,496,369

Linear Technology Corp.	648,315	20,947,058

		39,443,427

Specialized Consumer Services–0.54%
Coinstar, Inc.(b)(c)	164,620	7,858,959

Specialty Chemicals–2.41%
Albemarle Corp.	383,797	20,452,542

LyondellBasell Industries N.V.–Class A (Netherlands)	453,159	14,890,805

		35,343,347

Specialty Stores–5.20%
Dick’s Sporting Goods, Inc.(b)	674,966	26,384,421

PetSmart, Inc.	536,822	25,203,793

Ulta Salon, Cosmetics & Fragrance, Inc.(b)	368,713	24,810,698

		76,398,912

Systems Software–1.01%
Check Point Software Technologies Ltd. (Israel)(b)	256,437	14,778,464

Technology Distributors–1.07%
Avnet, Inc.(b)	517,870	15,696,640

Trucking–1.50%
J.B. Hunt Transport Services, Inc.	518,997	21,958,763

Wireless Telecommunication Services–2.94%
NII Holdings Inc.(b)	705,625	16,603,356

SBA Communications Corp.–Class A(b)	696,368	26,524,657

		43,128,013

Total Common Stocks (Cost $1,378,090,425)		1,417,703,330

Money Market Funds–3.96%
Liquid Assets Portfolio–Institutional Class(d)	29,078,193	29,078,193

Premier Portfolio–Institutional Class(d)	29,078,193	29,078,193

Total Money Market Funds (Cost $58,156,386)		58,156,386

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.48% (Cost $1,436,246,811)		1,475,859,716

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.68%
Liquid Assets Portfolio–Institutional Class (Cost $24,727,128)(d)(e)	24,727,128	24,727,128

TOTAL INVESTMENTS–102.16% (Cost $1,460,973,939)		1,500,586,844

OTHER ASSETS LESS LIABILITIES–(2.16)%		(31,780,463)

NET ASSETS–100.00%		$1,468,806,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2011.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of October 31, 2011

Consumer Discretionary	26.2%

Information Technology	16.4

Health Care	14.9

Industrials	14.1

Energy	9.2

Materials	6.2

Consumer Staples	4.2

Telecommunication Services	2.9

Financials	2.4

Money Market Funds Plus Other Assets Less Liabilities	3.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Mid Cap Growth Fund

Statement of Assets and Liabilities

October 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,378,090,425)*	$1,417,703,330

Investments in affiliated money market funds, at value and cost	82,883,514

Total investments, at value (Cost $1,460,973,939)	1,500,586,844

Receivable for:
Investments sold	10,834,313

Fund shares sold	1,431,239

Dividends	77,237

Investment for trustee deferred compensation and retirement plans	6,076

Other assets	30,149

Total assets	1,512,965,858

Liabilities:
Payable for:
Investments purchased	14,912,575

Fund shares reacquired	2,969,129

Collateral upon return of securities loaned	24,727,128

Accrued fees to affiliates	1,330,015

Accrued other operating expenses	185,845

Trustee deferred compensation and retirement plans	34,785

Total liabilities	44,159,477

Net assets applicable to shares outstanding	$1,468,806,381

Net assets consist of:
Shares of beneficial interest	$1,412,724,453

Undistributed net investment income (loss)	(6,846,749)

Undistributed net realized gain	23,315,772

Unrealized appreciation	39,612,905

$1,468,806,381

Net Assets:
Class A	$1,186,617,420

Class B	$119,727,530

Class C	$101,496,317

Class R	$12,388,128

Class Y	$47,193,855

Institutional Class	$1,383,131

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	42,487,764

Class B	4,882,700

Class C	4,224,422

Class R	447,000

Class Y	1,661,699

Institutional Class	48,700

Class A:
Net asset value per share	$27.93

Maximum offering price per share (Net asset value of $27.93 divided by 94.50%)	$29.56

Class B:
Net asset value and offering price per share	$24.52

Class C:
Net asset value and offering price per share	$24.03

Class R:
Net asset value and offering price per share	$27.71

Class Y:
Net asset value and offering price per share	$28.40

Institutional Class:
Net asset value and offering price per share	$28.40

*	At October 31, 2011, securities with an aggregate value of $23,374,590 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Mid Cap Growth Fund

Statement of Operations

For the six months ended October 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $21,816)	$3,871,614

Dividends from affiliated money market funds (includes securities lending income of $27,139)	38,741

Total investment income	3,910,355

Expenses:
Advisory fees	5,586,555

Administrative services fees	204,737

Custodian fees	12,206

Distribution fees:
Class A	1,625,687

Class B	172,043

Class C	548,111

Class R	30,257

Transfer agent fees — A, B, C, R and Y	2,474,984

Transfer agent fees — Institutional	109

Trustees’ and officers’ fees and benefits	35,845

Other	82,953

Total expenses	10,773,487

Less: Fees waived and expense offset arrangement(s)	(40,025)

Net expenses	10,733,462

Net investment income (loss)	(6,823,107)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities (includes net gains from securities sold to affiliates of $3,678,915)	(49,740,959)

Change in net unrealized appreciation (depreciation) of investment securities	(237,829,002)

Net realized and unrealized gain (loss)	(287,569,961)

Net increase (decrease) in net assets resulting from operations	$(294,393,068)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2011, the period April 1, 2011 through April 30, 2011 and the year ended March 31, 2011
(Unaudited)

	Six months ended	One month ended	Year ended
	October 31,	April 30,	March 31,
	2011	2011	2011

Operations:
Net investment income (loss)	$(6,823,107)	$(1,742,066)	$(11,841,576)

Net realized gain (loss)	(49,740,959)	50,575,686	474,030,387

Change in net unrealized appreciation (depreciation)	(237,829,002)	29,306,615	(26,578,193)

Net increase (decrease) in net assets resulting from operations	(294,393,068)	78,140,235	435,610,618

Share transactions–net:
Class A	(114,349,709)	(9,283,118)	(297,781,417)

Class B	(22,640,037)	(4,902,612)	(108,856,610)

Class C	(10,789,411)	(1,044,676)	(13,107,629)

Class R	2,162,139	193,567	5,636,014

Class Y	7,554,235	2,978,168	(109,778,400)

Institutional Class	1,212,457	—	(3,596,781)

Net increase (decrease) in net assets resulting from share transactions	(136,850,326)	(12,058,671)	(527,484,823)

Net increase (decrease) in net assets	(431,243,394)	66,081,564	(91,874,205)

Net assets:
Beginning of period	1,900,049,775	1,833,968,211	1,925,842,416

End of period (includes undistributed net investment income (loss) of $(6,846,749), $(23,642) and $(21,219), respectively)	$1,468,806,381	$1,900,049,775	$1,833,968,211

Notes to Financial Statements

October 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Mid Cap Growth Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C, Class R and Class I shares received Class A, Class B, Class C, Class R and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  On April 30, 2011, the Fund’s fiscal year-end changed from March 31 to April 30.
  The Fund’s investment objective is to seek capital growth.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

10        Invesco Van Kampen Mid Cap Growth Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

11        Invesco Van Kampen Mid Cap Growth Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

12        Invesco Van Kampen Mid Cap Growth Fund

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.75%

Next $500 million	0.70%

Over $1 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65%, 1.15% and 1.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended October 31, 2011, the Adviser waived advisory fees of $38,310.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended October 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2011, IDI advised the Fund that IDI retained $84,182 in front-end sales commissions from the sale of Class A shares and $1,175, $75,030 and $2,317 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

13        Invesco Van Kampen Mid Cap Growth Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,500,586,844	$—	$—	$1,500,586,844

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2011, the Fund engaged in securities purchases of $1,619,171 and securities sales of $21,311,053, which resulted in net realized gains of $3,678,915.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,715.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2011, the Fund paid legal fees of $1,986 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14        Invesco Van Kampen Mid Cap Growth Fund

  The Fund had a capital loss carryforward as of April 30, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2016	$31,689,462

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2011 was $933,139,833 and $1,080,594,870, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$115,746,148

Aggregate unrealized (depreciation) of investment securities	(78,350,871)

Net unrealized appreciation of investment securities	$37,395,277

Cost of investments for tax purposes is $1,463,191,567.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		One month ended		Year ended
	October 31, 2011(a)		April 30, 2011		March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	2,801,660	$80,989,851	623,028	$19,990,379	10,192,879	$280,117,192

Class B	40,149	1,010,604	10,915	305,642	803,937	18,197,823

Class C	322,425	7,886,998	44,323	1,219,970	706,566	16,745,538

Class R	148,763	4,364,663	9,054	289,233	295,109	8,161,464

Class Y	592,010	16,850,723	114,986	3,730,838	1,618,803	43,462,222

Institutional Class	50,190	1,265,046	—	—	1,466,561	34,445,733

Automatic conversion of Class B shares to Class A shares:
Class A	421,898	12,333,199	98,227	3,243,207	902,573	24,809,978

Class B	(480,590)	(12,333,199)	(111,882)	(3,243,207)	(1,027,289)	(24,809,978)

Reacquired:
Class A	(7,184,530)	(207,672,759)	(1,013,549)	(32,516,704)	(22,827,450)	(602,708,587)

Class B	(446,880)	(11,317,442)	(69,814)	(1,965,047)	(4,189,140)	(102,244,455)

Class C	(739,554)	(18,676,409)	(82,017)	(2,264,646)	(1,276,284)	(29,853,167)

Class R	(79,512)	(2,202,524)	(2,980)	(95,666)	(91,171)	(2,525,450)

Class Y	(322,583)	(9,296,488)	(23,242)	(752,670)	(6,058,529)	(153,240,622)

Institutional Class	(1,900)	(52,589)	—	—	(1,466,151)	(38,042,514)

Net increase (decrease) in share activity	$(4,878,454)	$(136,850,326)	(402,951)	$(12,058,671)	(20,949,586)	$(527,484,823)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of these shares owned of record by these entities are also owned beneficially.

15        Invesco Van Kampen Mid Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset	Net	securities		Distributions							net assets		assets without		investment
	value,	investment	(both	Total from	from net			Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	realized	Total		value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	Distributions		of period	Return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 10/31/11	$33.15	$(0.12)	$(5.10)	$(5.22)	$—	$—		$27.93	(15.75	)%(c)	$1,186,617	1.30	%(d)	1.30	%(d)	(0.81	)%(d)	58%
One month ended 04/30/11	31.79	(0.03)	1.39	1.36	—	—		33.15	4.28	(c)	1,539,895	1.28	(e)	1.28	(e)	(1.10	)(e)	21
Year ended 03/31/11	24.65	(0.16)	7.30	7.14	—	—		31.79	28.97	(c)	1,485,888	1.29		1.29		(0.61)		162
Year ended 03/31/10	14.37	(0.10)	10.38	10.28	—	—		24.65	71.54	(f)	1,441,286	1.24		1.31		(0.49)		25
Year ended 03/31/09	25.07	(0.11)	(10.43)	(10.54)	(0.16)	(0.16	)(g)	14.37	(42.02	)(f)	848,832	1.19		1.40		(0.58)		29
Year ended 03/31/08	26.68	(0.03)	1.48	1.45	(3.06)	(3.06)		25.07	3.87	(f)	1,154,865	1.21		1.21		(0.09)		60
Year ended 03/31/07	27.26	(0.06)	0.85	0.79	(1.37)	(1.37)		26.68	2.99	(f)	1,025,386	1.26		1.26		(0.25)		61

Class B
Six months ended 10/31/11	29.11	(0.10)	(4.49)	(4.59)	—	—		24.52	(15.77	)(c)	119,728	1.30	(d)	1.30	(d)	(0.81	)(d)	58
One month ended 04/30/11	27.91	(0.03)	1.23	1.20	—	—		29.11	4.30	(c)(h)	167,947	1.35	(e)(h)	1.35	(e)(h)	(1.17	)(e)(h)	21
Year ended 03/31/11	21.69	(0.20)	6.42	6.22	—	—		27.91	28.68	(c)(i)	165,822	1.53	(i)	1.53	(i)	(0.85	)(i)	162
Year ended 03/31/10	12.68	(0.13)	9.14	9.01	—	—		21.69	71.06	(j)(k)	224,558	1.50	(j)	1.57	(j)	(0.74	)(j)	25
Year ended 03/31/09	22.24	(0.16)	(9.24)	(9.40)	(0.16)	(0.16	)(g)	12.68	(42.24	)(j)(k)	168,132	1.58	(j)	1.81	(j)	(0.94	)(j)	29
Year ended 03/31/08	24.07	(0.16)	1.39	1.23	(3.06)	(3.06)		22.24	3.36	(j)(k)	164,016	1.73	(j)	1.73	(j)	(0.60	)(j)	60
Year ended 03/31/07	24.92	(0.24)	0.76	0.52	(1.37)	(1.37)		24.07	2.18	(k)	175,041	2.02		2.02		(1.02)		61

Class C
Six months ended 10/31/11	28.63	(0.20)	(4.40)	(4.60)	—	—		24.03	(16.07	)(c)	101,496	2.05	(d)	2.05	(d)	(1.56	)(d)	58
One month ended 04/30/11	27.47	(0.04)	1.20	1.16	—	—		28.63	4.22	(c)	132,885	2.03	(e)	2.03	(e)	(1.85	)(e)	21
Year ended 03/31/11	21.45	(0.32)	6.34	6.02	—	—		27.47	28.07	(c)	128,536	2.04		2.04		(1.36)		162
Year ended 03/31/10	12.60	(0.23)	9.08	8.85	—	—		21.45	70.24	(l)	112,608	1.99		2.06		(1.24)		25
Year ended 03/31/09	22.19	(0.23)	(9.20)	(9.43)	(0.16)	(0.16	)(g)	12.60	(42.47	)(l)	69,522	1.94		2.15		(1.33)		29
Year ended 03/31/08	24.08	(0.22)	1.39	1.17	(3.06)	(3.06)		22.19	3.10	(l)	103,250	1.97		1.97		(0.84)		60
Year ended 03/31/07	24.92	(0.24)	0.77	0.53	(1.37)	(1.37)		24.08	2.22	(l)	91,174	2.02		2.02		(1.01)		61

Class R
Six months ended 10/31/11	32.94	(0.15)	(5.08)	(5.23)	—	—		27.71	(15.88	)(c)	12,388	1.55	(d)	1.55	(d)	(1.06	)(d)	58
One month ended 04/30/11	31.59	(0.04)	1.39	1.35	—	—		32.94	4.27	(c)	12,443	1.53	(e)	1.53	(e)	(1.35	)(e)	21
Year ended 03/31/11	24.55	(0.24)	7.28	7.04	—	—		31.59	28.68	(c)	11,742	1.54		1.54		(0.86)		162
Year ended 03/31/10	14.35	(0.22)	10.42	10.20	—	—		24.55	71.08	(m)	4,118	1.49		1.56		(0.96)		25
Period ended 03/31/09(n)	24.15	(0.08)	(9.56)	(9.64)	(0.16)	(0.16)		14.35	(39.89	)(m)(o)	99	1.44	(e)	1.76	(e)	(0.66	)(e)	29

Class Y(p)
Six months ended 10/31/11	33.66	(0.08)	(5.18)	(5.26)	—	—		28.40	(15.63	)(c)	47,194	1.05	(d)	1.05	(d)	(0.56	)(d)	58
One month ended 04/30/11	32.27	(0.02)	1.41	1.39	—	—		33.66	4.31	(c)	46,867	1.03	(e)	1.03	(e)	(0.85	)(e)	21
Year ended 03/31/11	24.96	(0.09)	7.40	7.31	—	—		32.27	29.29	(c)	41,968	1.04		1.04		(0.36)		162
Year ended 03/31/10	14.52	(0.05)	10.49	10.44	—	—		24.96	71.90	(q)	143,273	0.99		1.06		(0.24)		25
Year ended 03/31/09	25.26	(0.06)	(10.52)	(10.58)	(0.16)	(0.16	)(g)	14.52	(41.86	)(q)	84,681	0.94		1.15		(0.31)		29
Year ended 03/31/08	26.80	0.04	1.48	1.52	(3.06)	(3.06)		25.26	4.12	(q)	89,448	0.98		0.98		0.14		60
Year ended 03/31/07	27.30	0.01	0.86	0.87	(1.37)	(1.37)		26.80	3.28	(q)	10,240	1.02		1.02		0.05		61

Institutional Class
Six months ended 10/31/11	33.64	(0.05)	(5.19)	(5.24)	—	—		28.40	(15.58	)(c)	1,383	0.84	(d)	0.84	(d)	(0.35	)(d)	58
One month ended 04/30/11	32.24	(0.02)	1.42	1.40	—	—		33.64	4.34	(c)	14	0.85	(e)	0.85	(e)	(0.67	)(e)	21
Period ended 03/31/11(n)	24.57	(0.05)	7.72	7.67	—	—		32.24	31.22	(c)	13	0.82	(e)	0.82	(e)	(0.26	)(e)	162

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,293,481, $136,867, $109,027, $12,037, $42,585 and $217 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Includes return of capital distributions of less than $0.01.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.32%.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.49%.
(j)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(n)	Commencement date of July 11, 2008 and June 1, 2010 for Class R Shares and Institutional Class Shares, respectively.
(o)	Non-Annualized.
(p)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(q)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

16        Invesco Van Kampen Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/11)	(10/31/11)[1]	Period[2]	(10/31/11)	Period[2]	Ratio
A	$1,000.00	$842.30	$6.02	$1,018.60	$6.60	1.30%

B	1,000.00	842.00	6.02	1,018.60	6.60	1.30

C	1,000.00	839.00	9.48	1,014.83	10.38	2.05

R	1,000.00	841.20	7.17	1,017.34	7.86	1.55

Y	1,000.00	843.50	4.87	1,019.86	5.33	1.05

Institutional	1,000.00	844.20	4.22	1,020.91	4.27	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2011 through October 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

17        Invesco Van Kampen Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen Mid Cap Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

18        Invesco Van Kampen Mid Cap Growth Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mid-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rates of two mutual funds and above the rate of one mutual fund.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Van Kampen Mid Cap Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-MCG-SAR-1      Invesco Distributors, Inc.

Invesco Van Kampen Small Cap Value Fund
Semiannual Report to Shareholders ▪ October 31, 2011
Nasdaq:
A: VSCAX ▪ B: VSMBX ▪ C: VSMCX ▪ Y: VSMIX ▪

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/11 to 10/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-14.71%

Class B Shares	-14.79

Class C Shares	-15.01

Class Y Shares	-14.54

S&P 500 Index▼ (Broad Market Index)	-7.12

Russell 2000 Value Index▼ (Style-Specific Index)	-13.94
Lipper Small-Cap Value Funds Index▼ (Peer Group Index)	-13.47

Source(s): ▼Lipper Inc.

The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
The Russell 2000® Value Index is an unmanaged index considered representative of small-cap value stocks. The Russell 2000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
The Lipper Small-Cap Value Funds Index is an unmanaged index considered representative of small-cap value funds tracked by Lipper.
The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
2	Invesco Van Kampen Small Cap Value Fund

Average Annual Total Returns
As of 10/31/11, including maximum applicable sales charges

Class A Shares

Inception (6/21/99)	8.71%

10 Years	8.42

5 Years	2.83
1 Year	-0.07

Class B Shares

Inception (6/21/99)	8.67%

10 Years	8.50

5 Years	3.35
1 Year	0.65

Class C Shares

Inception (6/21/99)	8.39%

10 Years	8.22
5 Years	3.23

1 Year	4.01

Class Y Shares

Inception (8/12/05)	6.36%

5 Years	4.26

1 Year	6.08
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Value Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Small Cap Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
      The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date

Average Annual Total Returns
As of 9/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/21/99)	7.16%

10 Years	6.68
5 Years	0.13

1 Year	-13.96

Class B Shares

Inception (6/21/99)	7.12%

10 Years	6.77

5 Years	0.64
1 Year	-13.41

Class C Shares

Inception (6/21/99)	6.85%

10 Years	6.50

5 Years	0.52
1 Year	-10.43

Class Y Shares

Inception (8/12/05)	3.31%

5 Years	1.53

1 Year	-8.65
of this report for Class A, Class B, Class C and Class Y shares was 1.03%, 1.40%, 1.78% and 0.78%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.13%, 1.88%, 1.88% and 0.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or expenses on Class B shares, performance would have been lower.
     A redemption fee of 2% is imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus. Effective January 1, 2012, after the close of the reporting period, the Fund will eliminate the redemption fee, if applicable, assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.

[1]	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
[2]	Total annual Fund operating expenses after any contractual fee waivers by the distributor in effect through at least June 30, 2012. See current prospectus for more information.

3	Invesco Van Kampen Small Cap Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance.
     The start of a new year is always a good time to catch up with your financial adviser. Looking ahead to the new year and evaluating your individual situation, your financial adviser can provide valuable insight into whether your investments are still appropriate for your individual needs, goals and risk tolerance. This may provide reassurance in times of economic uncertainty and market volatility such as we saw in 2011 – and are likely to see again in 2012.
     On our website, invesco.com/us, we provide timely market updates and commentary from many of our fund managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Across our broad array of investment products, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals – meaning that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Van Kampen Small Cap Value Fund

Schedule of Investments(a)

October 31, 2011
(Unaudited)

	Shares	Value

Common Stocks–96.90%
Aerospace & Defense–4.32%
AAR Corp.	1,630,698	$32,499,811

AerCap Holdings N.V. (Netherlands)(b)	5,168,177	61,294,579

		93,794,390

Air Freight & Logistics–1.84%
Forward Air Corp.	208,700	6,834,925

UTI Worldwide, Inc.	2,258,300	32,993,763

		39,828,688

Apparel, Accessories & Luxury Goods–4.30%
Jones Group Inc. (The)	2,657,600	29,685,392

Liz Claiborne, Inc.(b)(c)	6,757,300	54,125,973

Maidenform Brands, Inc.(b)	384,425	9,449,166

		93,260,531

Asset Management & Custody Banks–1.34%
Janus Capital Group Inc.	4,449,000	29,185,440

Building Products–1.69%
A.O. Smith Corp.	331,400	12,314,824

Masco Corp.	2,541,300	24,396,480

		36,711,304

Computer Storage & Peripherals–2.21%
Synaptics Inc.(b)	1,421,800	48,042,622

Construction & Engineering–1.55%
Aegion Corp.(b)	1,522,552	22,518,544

Orion Marine Group, Inc.(b)(c)	1,642,992	11,155,916

		33,674,460

Construction & Farm Machinery & Heavy Trucks–4.53%
Terex Corp.(b)	2,482,400	41,307,136

WABCO Holdings Inc.(b)	1,134,800	56,978,308

		98,285,444

Construction Materials–0.88%
Eagle Materials Inc.	927,800	19,094,124

Consumer Electronics–3.57%
Harman International Industries, Inc.	1,796,341	77,530,078

Data Processing & Outsourced Services–2.99%
Alliance Data Systems Corp.(b)	61,100	6,259,084

Euronet Worldwide, Inc.(b)	1,815,100	35,158,487

Heartland Payment Systems, Inc.	1,083,746	23,582,313

		64,999,884

Education Services–1.10%
Grand Canyon Education, Inc.(b)	1,459,409	23,802,961

Electrical Components & Equipment–2.89%
Belden Inc.	1,943,153	62,724,979

Electronic Components–1.44%
Rogers Corp.(b)	726,264	31,352,817

Electronic Equipment & Instruments–0.51%
Checkpoint Systems, Inc.(b)	829,286	10,988,039

Electronic Manufacturing Services–5.52%
Jabil Circuit, Inc.	2,810,400	57,781,824

Methode Electronics, Inc.(c)	2,560,881	23,790,584

Sanmina- SCI Corp.(b)(c)	4,351,444	38,336,222

		119,908,630

Gas Utilities–1.01%
UGI Corp.	763,600	21,892,412

Health Care Facilities–3.53%
HealthSouth Corp.(b)	646,500	11,417,190

Select Medical Holdings Corp.(b)	4,454,289	38,752,314

VCA Antech, Inc.(b)	1,305,800	26,533,856

		76,703,360

Health Care Services–0.80%
AMN Healthcare Services, Inc.(b)(c)	3,660,244	17,349,557

Health Care Supplies–3.58%
Alere, Inc.(b)	1,438,885	37,497,343

Cooper Cos., Inc. (The)	579,665	40,170,785

		77,668,128

Home Entertainment Software–0.66%
THQ Inc.(b)(c)	6,715,718	14,304,479

Homebuilding–3.00%
PulteGroup Inc.(b)	6,950,100	36,001,518

Ryland Group, Inc. (The)	2,153,453	29,071,615

		65,073,133

Industrial Machinery–1.51%
Snap-On Inc.	609,100	32,690,397

Investment Banking & Brokerage–0.57%
FBR Capital Markets Corp.(b)(c)	5,981,300	12,441,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Small Cap Value Fund

	Shares	Value

IT Consulting & Other Services–3.75%
Acxiom Corp.(b)	2,615,531	$34,498,854

CIBER, Inc.(b)(c)	5,531,700	19,250,316

MAXIMUS, Inc.	685,830	27,666,382

		81,415,552

Life & Health Insurance–1.53%
CNO Financial Group, Inc.(b)	5,298,188	33,113,675

Life Sciences Tools & Services–0.40%
Bio-Rad Laboratories, Inc.–Class A(b)	88,031	8,763,486

Managed Health Care–0.31%
Triple-S Management Corp.–Class B (Puerto Rico)(b)	354,500	6,735,500

Office Services & Supplies–2.82%
Acco Brands Corp.(b)(c)	5,618,113	38,596,436

Interface, Inc.–Class A	1,734,161	22,613,460

		61,209,896

Oil & Gas Equipment & Services–4.19%
Global Geophysical Services, Inc.(b)	1,053,000	10,045,620

ION Geophysical Corp.(b)	4,939,400	37,638,228

Superior Energy Services, Inc.(b)	1,539,880	43,301,426

		90,985,274

Oil & Gas Exploration & Production–1.16%
Goodrich Petroleum Corp.(b)	1,582,100	25,076,285

Paper Packaging–1.50%
Sealed Air Corp.	1,834,900	32,661,220

Property & Casualty Insurance–4.27%
AmTrust Financial Services, Inc.	1,844,284	46,807,928

Argo Group International Holdings, Ltd. (Bermuda)	955,000	28,831,450

Employers Holdings, Inc.	1,054,502	17,104,022

		92,743,400

Real Estate Development–0.25%
Forestar Group, Inc.(b)	420,151	5,461,963

Regional Banks–3.93%
TCF Financial Corp.	3,897,200	41,466,208

Zions Bancorp.	2,524,900	43,832,264

		85,298,472

Reinsurance–5.18%
Alterra Capital Holdings Ltd.	838,740	18,183,883

Platinum Underwriters Holdings, Ltd. (Bermuda)	1,075,500	37,244,565

Reinsurance Group of America, Inc.	418,000	21,832,140

Transatlantic Holdings, Inc.	676,700	35,215,468

		112,476,056

Research & Consulting Services–1.30%
Resources Connection Inc.(c)	2,542,614	28,197,589

Restaurants–2.22%
Denny’s Corp.(b)	4,494,850	16,181,460

Sonic Corp.(b)(c)	4,326,422	32,058,787

		48,240,247

Semiconductor Equipment–2.93%
Brooks Automation, Inc.	2,035,026	21,266,022

Novellus Systems, Inc.(b)	1,225,100	42,327,205

		63,593,227

Semiconductors–1.57%
Microsemi Corp.(b)	1,850,000	34,151,000

Specialized Consumer Services–2.08%
H&R Block, Inc.	2,958,000	45,227,820

Specialty Chemicals–0.92%
Zep, Inc.(c)	1,308,428	19,940,443

Trading Companies & Distributors–1.25%
Watsco, Inc.	438,600	27,044,076

Total Common Stocks (Cost $1,921,680,073)		2,103,642,142

Money Market Funds–3.33%
Liquid Assets Portfolio–Institutional Class(d)	36,138,296	36,138,296

Premier Portfolio–Institutional Class(d)	36,138,296	36,138,296

Total Money Market Funds (Cost $72,276,592)		72,276,592

TOTAL INVESTMENTS–100.23% (Cost $1,993,956,665)		2,175,918,734

OTHER ASSETS LESS LIABILITIES–(0.23)%		(4,986,798)

NET ASSETS–100.00%		$2,170,931,936

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of October 31, 2011 was $309,547,406, which represented 14.26% of the Fund’s Net Assets. See Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Small Cap Value Fund

Portfolio Composition

By sector, based on Net Assets
as of October 31, 2011

Information Technology	21.6%

Industrials	21.1

Consumer Discretionary	18.9

Financials	17.1

Health Care	8.6

Energy	5.3

Materials	3.3

Utilities	1.0

Money Market Funds Plus Other Assets Less Liabilities	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Small Cap Value Fund

Statement of Assets and Liabilities

October 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,571,316,594)	$1,794,094,736

Investments in affiliates, at value (Cost $422,640,071)	381,823,998

Total investments, at value (Cost $1,993,956,665)	2,175,918,734

Receivable for:
Investments sold	4,876,060

Fund shares sold	1,523,184

Dividends	981,943

Fund expenses absorbed	12,719

Investment for trustee deferred compensation and retirement plans	15,028

Other assets	69,033

Total assets	2,183,396,701

Liabilities:
Payable for:
Investments purchased	3,490,536

Fund shares reacquired	6,484,323

Accrued fees to affiliates	1,860,490

Accrued other operating expenses	574,171

Trustee deferred compensation and retirement plans	55,245

Total liabilities	12,464,765

Net assets applicable to shares outstanding	$2,170,931,936

Net assets consist of:
Shares of beneficial interest	$1,834,612,271

Undistributed net investment income (loss)	(2,307,654)

Undistributed net realized gain	156,665,250

Unrealized appreciation	181,962,069

$2,170,931,936

Net Assets:
Class A	$1,302,206,337

Class B	$41,445,076

Class C	$144,352,936

Class Y	$682,927,587

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	77,406,135

Class B	2,714,407

Class C	9,617,160

Class Y	40,085,979

Class A:
Net asset value per share	$16.82

Maximum offering price per share
(Net asset value of $16.82 divided by 94.50%)	$17.80

Class B:
Net asset value and offering price per share	$15.27

Class C:
Net asset value and offering price per share	$15.01

Class Y:
Net asset value and offering price per share	$17.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Small Cap Value Fund

Statement of Operations

For the six months ended October 31, 2011
(Unaudited)

Investment income:
Dividends	$8,180,086

Dividends from affiliates	711,597

Total investment income	8,891,683

Expenses:
Advisory fees	6,979,455

Administrative services fees	232,882

Custodian fees	30,149

Distribution fees:
Class A	1,665,086

Class B	190,600

Class C	773,265

Transfer agent fees	2,621,182

Trustees’ and officers’ fees and benefits	43,305

Other	202,688

Total expenses	12,738,612

Less: Fees waived and expense offset arrangement(s)	(1,555,245)

Net expenses	11,183,367

Net investment income (loss)	(2,291,684)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $1,230,014)	108,590,900

Change in net unrealized appreciation (depreciation) of investment securities	(485,571,494)

Net realized and unrealized gain (loss)	(376,980,594)

Net increase (decrease) in net assets resulting from operations	$(379,272,278)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Small Cap Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2011, the period April 1, 2011 through April 30, 2011 and year ended March 31, 2011
(Unaudited)

	Six months ended	One month ended	Year ended
	October 31,	April 30,	March 31,
	2011	2011	2011

Operations:
Net investment income (loss)	$(2,291,684)	$(1,026,774)	$(2,874,589)

Net realized gain	108,590,900	18,399,924	101,125,792

Change in net unrealized appreciation (depreciation)	(485,571,494)	22,917,071	154,919,814

Net increase (decrease) in net assets resulting from operations	(379,272,278)	40,290,221	253,171,017

Distributions to shareholders from net realized gains:
Class A	—	—	(30,666,764)

Class B	—	—	(1,521,239)

Class C	—	—	(5,006,116)

Class Y	—	—	(5,451,254)

Total distributions from net realized gains	—	—	(42,645,373)

Share transactions–net:
Class A	466,267,245	(8,004,987)	213,801,699

Class B	9,365,495	(1,396,299)	(15,304,348)

Class C	23,604,155	(2,058,199)	15,292,070

Class Y	602,401,696	8,392,186	23,278,951

Net increase (decrease) in net assets resulting from share transactions	1,101,638,591	(3,067,299)	237,068,372

Net increase in net assets	722,366,313	37,222,922	447,594,016

Net assets:
Beginning of period	1,448,565,623	1,411,342,701	963,748,685

End of period (includes undistributed net investment income (loss) of $(2,307,655), $(15,970) and $(14,350), respectively)	$2,170,931,936	$1,448,565,623	$1,411,342,701

Notes to Financial Statements

October 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Small Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

10        Invesco Van Kampen Small Cap Value Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

11        Invesco Van Kampen Small Cap Value Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund will eliminate the 2% redemption fee, if applicable, assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.67%

Next $500 million	0.645%

Over $1 billion	0.62%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
Effective May 23, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.03%, 1.40% (after Rule 12b-1 fee limit), 1.78%, and 0.78%, respectively, of average daily net assets. Prior to May 23, 2011, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.34%, 2.09% (after Rule 12b-1 fee limit), 2.09%, and 1.09%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended October 31, 2011, the Adviser waived advisory fees of $1,478,152.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

12        Invesco Van Kampen Small Cap Value Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
Effective May 23, 2011, IDI has contractually agreed to limit Rule 12b-1 plan fees on Class B to 0.62% of average daily net assets, through at least June 30, 2012.
With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
Expenses under the Plans before fee waivers are shown as distribution fees in the Statement of Operations as distribution fees. For the six months ended October 31, 2011, 12b-1 fees for Class B shares were $115,282 after fee waivers of $75,318.
Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2011, IDI advised the Fund that IDI retained $12,979 in front-end sales commissions from the sale of Class A shares and $6,803, $24,327 and $8,968 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,175,918,734	$—	$—	$2,175,918,734

NOTE 4—Investments in Other Affiliates

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended October 31, 2011.

13        Invesco Van Kampen Small Cap Value Fund

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	04/30/11	at Cost	from Sales	(Depreciation)	Gain (Loss)	10/31/11	Income

ACCO Brands Corp.	$28,735,007	$17,925,869	$—	$(8,064,440)	$—	$38,596,436	$—

AMN Healthcare Services, Inc.	8,025,382	19,110,008	—	(9,785,833)	—	17,349,557	—

CIBER, Inc.	—	19,635,438	—	(385,122)	—	19,250,316	—

FBR Capital Markets Corp.	10,036,800	11,350,588	—	(8,946,284)	—	12,441,104	—

Liz Claiborne, Inc.	36,954,379	29,285,257	(33,475,102)	13,943,497	7,417,942	54,125,973	—

Methode Electronics, Inc.	16,222,154	11,222,594	—	(3,654,164)	—	23,790,584	358,523

Orion Marine Group, Inc.	9,046,745	9,461,959	—	(7,352,788)	—	11,155,916	—

Resources Connection, Inc.	14,303,646	21,359,121	—	(7,465,178)	—	28,197,589	211,155

Sanmina- SCI Corp.	19,325,108	29,122,592	—	(10,111,478)	—	38,336,222	—

Sonic Corp.	25,807,593	18,802,448	—	(12,551,254)	—	32,058,787	—

THQ, Inc.	—	24,950,657	—	(10,646,178)	—	14,304,479	—

Zep, Inc.	14,280,229	9,228,554	(1,554,988)	(1,690,818)	(322,534)	19,940,443	112,244

Total	$182,737,043	$221,455,085	$(35,030,090)	$(66,710,040)	$7,095,408	$309,547,406	$681,922

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2011, the Fund engaged in securities purchases of $11,393,786 and securities sales of $4,524,634, which resulted in net realized gains of $1,230,014.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended October 31, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $1,775.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2011, the Fund paid legal fees of $1,858 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of April 30, 2011.

14        Invesco Van Kampen Small Cap Value Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2011 was $372,270,958 and $325,652,669, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$338,023,939

Aggregate unrealized (depreciation) of investment securities	(159,426,060)

Net unrealized appreciation of investment securities	$178,597,879

Cost of investments for tax purposes is $1,997,320,855.

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		One month ended		Year ended
	October 31, 2011(a)		April 30, 2011		March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	10,874,341	$188,296,863	1,315,045	$25,233,222	28,909,954	$483,429,596

Class B	—	—	3,205	55,394	462,662	6,841,904

Class C	310,158	4,426,841	67,067	1,149,714	2,650,688	39,891,283

Class Y(b)	4,108,030	73,648,894	668,712	12,934,920	9,894,690	165,142,963

Issued as reinvestment of dividends:
Class A	—	—	—	—	1,603,901	28,613,600

Class B	—	—	—	—	88,839	1,440,077

Class C	—	—	—	—	295,178	4,728,753

Class Y(b)	—	—	—	—	287,477	5,180,323

Issued in connection with acquisitions:(c)
Class A	28,565,022	546,905,635	—	—	—	—

Class B	1,395,411	24,277,773	—	—	—	—

Class C	2,655,889	45,515,921	—	—	—	—

Class Y	34,418,470	666,710,807	—	—	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	535,665	9,162,821	41,460	816,315	581,832	9,661,325

Class B	(589,862)	(9,162,821)	(45,657)	(816,315)	(638,208)	(9,661,325)

Reacquired:(d)
Class A	(16,711,638)	(278,098,074)	(1,770,998)	(34,054,524)	(18,638,960)	(307,902,822)

Class B	(336,828))	(5,749,457)	(36,524)	(635,378)	(933,978)	(13,925,004)

Class C	(1,768,275)	(26,338,607)	(186,223)	(3,207,913)	(1,958,635)	(29,327,966)

Class Y(b)	(8,093,016)	(137,958,005)	(234,161)	(4,542,734)	(8,919,305)	(147,044,335)

Net increase (decrease) in share activity	55,363,367	$1,101,638,591	(178,074)	$(3,067,299)	13,686,135	$237,068,372

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(c)	As of the open of business on May 23, 2011, the Fund acquired all the net assets of Invesco Special Value Fund, Invesco Small — Mid Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small/Mid Cap Value Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Special Value Fund, Invesco Small — Mid Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small/Mid Cap Value Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 67,034,792 shares of the Fund for 28,177,350, 7,763,887, 29,315,528 and 1,571,735 shares outstanding of Invesco Special Value Fund, Invesco Small — Mid Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small/Mid Cap Value Fund as of the close of business on May 20, 2011. Each class of Invesco Special Value Fund, Invesco Small — Mid Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small/Mid Cap Value Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Special Value Fund, Invesco Small — Mid Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small/Mid Cap Value Fund to the net asset value of the Fund on the close of business, May 20, 2011. Invesco Special Value Fund, Invesco Small — Mid Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small/Mid Cap Value Fund net assets at that date of $390,180,913, $94,779,328, $783,803,191 and 14,646,704 including $314,608,982 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,450,891,862. The net assets of the Fund immediately following the acquisition were $2,734,301,998.
(d)	Net of redemption fees of $47,058 and $8,934 allocated among the classes based on relative net assets of each class for the period ended October 31, 2011 and the period April 1, 2011 through April 30, 2011, respectively.

15        Invesco Van Kampen Small Cap Value Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

															Ratio of		Ratio of
															expenses		expenses
			Net gains												to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends		Distributions								net assets		assets without		investment
	value,	investment	securities (both	Total from	from net		from net			Net asset				Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment		realized	Total		value, end		Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income		gains	Distributions		of period		Return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 10/31/11	$19.71	$(0.02)	$(2.87)	$(2.89)	$—		$—	$—		$16.82	(c)	(14.66	)%(d)	$1,302,206	1.04	%(e)	1.17	%(e)	(0.23	)%(e)	26%
One month ended 04/30/11	19.17	(0.01)	0.55	0.54	—		—	—		19.71	(c)	2.82	(d)	1,067,286	1.33	(f)	1.36	(f)	(0.84	)(f)	5
Year ended 03/31/11	16.06	(0.03)	3.75	3.72	—		(0.61)	(0.61)		19.17	(c)	23.46	(d)	1,045,598	1.18		1.19		(0.19)		67
Year ended 03/31/10	9.56	(0.05)	6.55	6.50	(0.00	)(g)	—	(0.00	)(g)	16.06		68.04	(h)	675,936	1.25		1.25		(0.38)		28
Year ended 03/31/09	14.41	0.05	(4.83)	(4.78)	(0.03)		(0.04)	(0.07)		9.56		(33.21	)(h)	225,016	1.34		1.34		0.40		63
Year ended 03/31/08	17.57	(0.03)	(1.49)	(1.52)	—		(1.64)	(1.64)		14.41		(9.31	)(h)	248,178	1.29		1.29		(0.21)		46
Year ended 03/31/07	18.23	(0.03)	2.91	2.88	—		(3.54)	(3.54)		17.57		16.70	(h)	192,729	1.32		1.32		(0.16)		53

Class B
Six months ended 10/31/11	17.91	(0.04)	(2.60)	(2.64)	—		—	—		15.27	(c)	(14.74	)(d)	41,445	1.28	(e)	1.73	(e)	(0.47	)(e)	26
One month ended 04/30/11	17.42	(0.01)	0.50	0.49	—		—	—		17.91	(c)	2.81	(d)(i)	40,226	1.33	(f)(i)	1.36	(f)(i)	(0.84	)(f)(i)	5
Year ended 03/31/11	14.69	(0.09)	3.43	3.34	—		(0.61)	(0.61)		17.42	(c)	23.07	(d)(i)	40,485	1.56	(i)	1.57	(i)	(0.57	)(i)	67
Year ended 03/31/10	8.77	(0.09)	6.01	5.92	—		—	—		14.69		67.50	(j)(k)	49,140	1.62	(k)	1.62	(k)	(0.78	)(k)	28
Year ended 03/31/09	13.24	0.02	(4.44)	(4.42)	(0.01)		(0.04)	(0.05)		8.77		(33.39	)(j)(k)	37,961	1.51	(k)	1.51	(k)	0.16	(k)	63
Year ended 03/31/08	16.35	(0.11)	(1.36)	(1.47)	—		(1.64)	(1.64)		13.24		(9.64	)(j)(k)	78,649	1.73	(k)	1.73	(k)	(0.68	)(k)	46
Year ended 03/31/07	17.30	(0.16)	2.75	2.59	—		(3.54)	(3.54)		16.35		15.81	(j)	115,090	2.08		2.08		(0.92)		53

Class C
Six months ended 10/31/11	17.65	(0.07)	(2.57)	(2.64)	—		—	—		15.01	(c)	(14.96	)(d)	144,353	1.79	(e)	1.92	(e)	(0.98	)(e)	26
One month ended 04/30/11	17.17	(0.02)	0.50	0.48	—		—	—		17.65	(c)	2.80	(d)	148,624	2.08	(f)	2.11	(f)	(1.59	)(f)	5
Year ended 03/31/11	14.55	(0.14)	3.37	3.23	—		(0.61)	(0.61)		17.17	(c)	22.52	(d)	146,633	1.93		1.94		(0.94)		67
Year ended 03/31/10	8.72	(0.14)	5.97	5.83	—		—	—		14.55		66.86	(l)	109,871	2.00		2.00		(1.14)		28
Year ended 03/31/09	13.23	(0.04)	(4.43)	(4.47)	—		(0.04)	(0.04)		8.72		(33.76	)(l)	50,495	2.10		2.10		(0.36)		63
Year ended 03/31/08	16.38	(0.15)	(1.36)	(1.51)	—		(1.64)	(1.64)		13.23		(9.95	)(l)	64,492	2.04		2.04		(0.95)		46
Year ended 03/31/07	17.33	(0.16)	2.75	2.59	—		(3.54)	(3.54)		16.38		15.78	(k)(l)	42,704	2.07	(k)	2.07	(k)	(0.91	)(k)	53

Class Y(m)
Six months ended 10/31/11	19.94	0.00	(2.90)	(2.90)	—		—	—		17.04	(c)	(14.54	)(d)	682,928	0.79	(e)	0.92	(e)	0.02	(e)	26
One month ended 04/30/11	19.38	(0.01)	0.57	0.56	—		—	—		19.94	(c)	2.89	(d)	192,429	1.08	(f)	1.11	(f)	(0.59	)(f)	5
Year ended 03/31/11	16.19	0.01	3.79	3.80	—		(0.61)	(0.61)		19.38	(c)	23.77	(d)	178,627	0.93		0.94		0.06		67
Year ended 03/31/10	9.63	(0.02)	6.61	6.59	(0.03)		—	(0.03)		16.19		68.43	(n)	128,802	1.00		1.00		(0.13)		28
Year ended 03/31/09	14.53	0.08	(4.88)	(4.80)	(0.06)		(0.04)	(0.10)		9.63		(33.09	)(n)	32,407	1.09		1.09		0.63		63
Year ended 03/31/08	17.66	0.02	(1.51)	(1.49)	—		(1.64)	(1.64)		14.53		(9.03	)(n)	34,486	1.06		1.06		0.12		46
Year ended 03/31/07	18.26	0.01	2.93	2.94	—		(3.54)	(3.54)		17.66		16.96	(n)	8,846	1.07		1.07		0.08		53

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $983,090,206 and sold of $280,948,732 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Special Value Fund, Invesco Small — Mid Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small/Mid Cap Value Fund into the Fund.
(c)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,324,829, $47,144, $153,813 and $652,931 for Class A, Class B, Class C and Class Y, respectively.
(f)	Annualized.
(g)	Amount is less than $0.01 per share.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% and 0.63% for the period April 1, 2011 to April 30, 2011 and the year ended March 31, 2011, respectively.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

16        Invesco Van Kampen Small Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/11)	(10/31/11)[1]	Period[2,4]	(10/31/11)	Period[2,5]	Ratio[3]
A	$1,000.00	$852.90	$4.84	$1,019.91	$5.28	1.04%

B	1,000.00	852.10	5.96	1,018.70	6.50	1.28

C	1,000.00	849.90	8.32	1,016.14	9.07	1.79

Y	1,000.00	854.60	3.68	1,021.17	4.01	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2011 through October 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.
[3]	Effective May 23, 2011, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C and Class Y shares to 1.03%, 1.40%, 1.78% and 0.78% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.03%, 1.27%, 1.78% and 0.78% for Class A, Class B, Class C and Class Y shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.80, $5.91, $8.28 and $3.64 for Class A, Class B, Class C and Class Y shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.23, $6.44, $9.02 and $3.96 for Class A, Class B, Class C and Class Y shares, respectively.

17        Invesco Van Kampen Small Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen Small Cap Value Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the

18        Invesco Van Kampen Small Cap Value Fund

nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Small Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Van Kampen Small Cap Value Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-SCV-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Value Opportunities Fund
Semiannual Report to Shareholders ▪ October 31, 2011
Nasdaq:
A: VVOAX ▪ B: VVOBX ▪ C: VVOCX ▪ R: VVORX ▪ Y: VVOIX ▪ Institutional: VVONX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/11 to 10/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-11.00%

Class B Shares	-11.06

Class C Shares	-11.30

Class R Shares*	-11.11

Class Y Shares	-10.95

Institutional Class Shares*	-10.74

S&P 500 Index▼ (Broad Market Index)	-7.12

Russell 1000 Value Index▼ (Style-Specific Index)	-9.49

Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	-10.49

Source(s): ▼Lipper Inc.

*	Share classes incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Value Opportunities Fund

Average Annual Total Returns
As of 10/31/11, including maximum applicable sales charges

Class A Shares

Inception (6/25/01)		1.63%

10	Years	2.85

5	Years	-4.68

1	Year	-3.59

Class B Shares

Inception (6/25/01)		1.59%

10	Years	2.81

5	Years	-4.55

1	Year	-3.18

Class C Shares

Inception (6/25/01)		1.45%

10	Years	2.69

5	Years	-4.28

1	Year	0.32

Class R Shares

10	Years	3.18%

5	Years	-3.84

1	Year	1.75

Class Y Shares

Inception (3/23/05)		0.20%

5	Years	-3.38

1	Year	2.30

Institutional Class Shares

10	Years	3.47%

5	Years	-3.54

1	Year	2.30

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Value Opportunities Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Value Opportunities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Value Opportunities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 9/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/25/01)		0.49%

10	Years	2.03

5	Years	-6.53

1	Year	-11.81

Class B Shares

Inception (6/25/01)		0.46%

10	Years	1.98

5	Years	-6.42

1	Year	-11.57

Class C Shares

Inception (6/25/01)		0.32%

10	Years	1.87

5	Years	-6.12

1	Year	-8.04

Class R Shares

10	Years	2.35%

5	Years	-5.71

1	Year	-6.92

Class Y Shares

Inception (3/23/05)		-1.58%

5	Years	-5.26

1	Year	-6.42

Institutional Class Shares

10	Years	2.63%

5	Years	-5.43

1	Year	-6.51

     Institutional Class shares incepted on May 23, 2011. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.37%, 1.43%, 2.04%, 1.62%, 1.12% and 0.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Van Kampen Value Opportunities Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance.
     The start of a new year is always a good time to catch up with your financial adviser. Looking ahead to the new year and evaluating your individual situation, your financial adviser can provide valuable insight into whether your investments are still appropriate for your individual needs, goals and risk tolerance. This may provide reassurance in times of economic uncertainty and market volatility such as we saw in 2011 – and are likely to see again in 2012.
     On our website, invesco.com/us, we provide timely market updates and commentary from many of our fund managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Across our broad array of investment products, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals – meaning that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Value Opportunities Fund

Schedule of Investments(a)

October 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.07%
Advertising–5.82%
Omnicom Group, Inc.	1,211,516	$53,888,232

Aerospace & Defense–1.74%
Honeywell International Inc.	307,165	16,095,446

Asset Management & Custody Banks–1.78%
Bank of New York Mellon Corp. (The)	773,979	16,470,273

Automobile Manufacturers–1.94%
Renault S.A. (France)	431,228	17,983,281

Brewers–3.70%
Molson Coors Brewing Co., Class B	810,538	34,318,179

Cable & Satellite–6.33%
Comcast Corp., Class A	833,678	19,549,749

Time Warner Cable Inc.	613,834	39,095,088

		58,644,837

Computer Hardware–6.12%
Apple Inc.(b)	52,977	21,444,030

Dell Inc.(b)	794,063	12,554,136

Hewlett-Packard Co.	853,156	22,702,481

		56,700,647

Data Processing & Outsourced Services–1.01%
Western Union Co. (The)	537,247	9,385,705

Department Stores–3.58%
Macy’s, Inc.	1,085,158	33,129,874

Diversified Banks–5.55%
Comerica Inc.	367,563	9,391,235

U.S. Bancorp	609,485	15,596,721

Wells Fargo & Co.	1,021,344	26,463,023

		51,450,979

General Merchandise Stores–2.15%
Target Corp.	363,394	19,895,822

Homebuilding–1.33%
Ryland Group, Inc. (The)	909,858	12,283,083

Household Products–2.99%
Procter & Gamble Co. (The)	432,659	27,685,849

Hypermarkets & Super Centers–3.28%
Wal-Mart Stores, Inc.	535,713	30,385,641

Industrial Conglomerates–1.60%
General Electric Co.	885,237	14,792,310

Integrated Oil & Gas–13.14%
Chevron Corp.	387,310	40,686,916

Exxon Mobil Corp.	244,324	19,079,261

Petroleo Brasileiro S.A.–ADR (Brazil)	658,547	17,787,354

Royal Dutch Shell PLC–ADR (United Kingdom)	623,131	44,186,219

		121,739,750

Investment Banking & Brokerage–2.69%
Goldman Sachs Group, Inc. (The)	101,622	11,132,690

Morgan Stanley	783,161	13,814,960

		24,947,650

Life & Health Insurance–1.59%
MetLife, Inc.	419,039	14,733,411

Managed Health Care–2.05%
UnitedHealth Group Inc.	396,709	19,038,065

Oil & Gas Drilling–1.12%
Noble Corp.(b)	288,062	10,352,948

Other Diversified Financial Services–7.26%
Bank of America Corp.	1,675,478	11,443,515

Citigroup Inc.	566,442	17,893,903

JPMorgan Chase & Co.	1,089,657	37,876,477

		67,213,895

Pharmaceuticals–4.12%
Bristol-Myers Squibb Co.	423,007	13,362,791

Pfizer Inc.	1,290,088	24,847,095

		38,209,886

Property & Casualty Insurance–14.68%
Allied World Assurance Co. Holdings AG (Switzerland)	295,393	17,162,333

Allstate Corp. (The)	748,520	19,716,017

Aspen Insurance Holdings Ltd.	925,688	24,521,475

Chubb Corp. (The)	859,348	57,619,283

Travelers Cos., Inc. (The)	291,782	17,025,480

		136,044,588

Steel–1.28%
POSCO–ADR (South Korea)	138,248	11,878,268

Wireless Telecommunication Services–2.22%
Vodafone Group PLC–ADR (United Kingdom)	740,003	20,601,684

Total Common Stocks & Other Equity Interests (Cost $836,811,667)		917,870,303

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Value Opportunities Fund

	Shares	Value

Money Market Funds–1.23%
Liquid Assets Portfolio–Institutional Class(c)	5,687,242	$5,687,242

Premier Portfolio–Institutional Class(c)	5,687,242	5,687,242

Total Money Market Funds (Cost $11,374,484)		11,374,484

TOTAL INVESTMENTS–100.30% (Cost $848,186,151)		929,244,787

OTHER ASSETS LESS LIABILITIES–(0.30)%		(2,808,942)

NET ASSETS–100.00%		$926,435,845

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of October 31, 2011

Financials	33.6%

Consumer Discretionary	21.1

Energy	14.3

Consumer Staples	10.0

Information Technology	7.1

Health Care	6.2

Industrials	3.3

Telecommunication Services	2.2

Materials	1.3

Money Market Funds Plus Other Assets Less Liabilities	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Value Opportunities Fund

Statement of Assets and Liabilities

October 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $836,811,667)	$917,870,303

Investments in affiliated money market funds, at value and cost	11,374,484

Total investments, at value (Cost $848,186,151)	929,244,787

Foreign currencies, at value (Cost $123,262)	124,272

Receivable for:
Fund shares sold	177,809

Dividends	514,448

Investment for trustee deferred compensation and retirement plans	91,961

Other assets	42,050

Total assets	930,195,327

Liabilities:
Payable for:
Fund shares reacquired	2,041,565

Accrued fees to affiliates	907,382

Accrued other operating expenses	297,897

Trustee deferred compensation and retirement plans	512,638

Total liabilities	3,759,482

Net assets applicable to shares outstanding	$926,435,845

Net assets consist of:
Shares of beneficial interest	$874,100,177

Undistributed net investment income	3,080,964

Undistributed net realized gain (loss)	(31,804,942)

Unrealized appreciation	81,059,646

$926,435,845

Net Assets:
Class A	$712,815,071

Class B	$80,023,763

Class C	$100,523,833

Class R	$18,003,726

Class Y	$11,621,113

Institutional Class	$3,448,339

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	78,714,804

Class B	8,964,117

Class C	11,339,994

Class R	1,989,620

Class Y	1,287,268

Institutional Class	381,195

Class A:
Net asset value per share	$9.06

Maximum offering price per share (Net asset value of $9.06 ÷ 94.50%)	$9.59

Class B:
Net asset value and offering price per share	$8.93

Class C:
Net asset value and offering price per share	$8.86

Class R:
Net asset value and offering price per share	$9.05

Class Y:
Net asset value and offering price per share	$9.03

Institutional Class:
Net asset value and offering price per share	$9.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Value Opportunities Fund

Statement of Operations

For the six months ended October 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $210,751)	$9,487,680

Dividends from affiliated money market funds	6,470

Total investment income	9,494,150

Expenses:
Advisory fees	2,894,023

Administrative services fees	125,233

Custodian fees	12,573

Distribution fees:
Class A	828,542

Class B	100,878

Class C	460,776

Class R	40,367

Transfer Agent Fees — A, B, C, R and Y	1,826,678

Transfer agent fees — Institutional	2,600

Trustees’ and officers’ fees and benefits	23,925

Other	195,992

Total expenses	6,511,587

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(30,095)

Net expenses	6,481,492

Net investment income	3,012,658

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	28,404,317

Foreign currencies	5,373

28,409,690

Change in net unrealized appreciation (depreciation) of:
Investment securities	(128,598,615)

Foreign currencies	3,057

(128,595,558)

Net realized and unrealized gain (loss)	(100,185,868)

Net increase (decrease) in net assets resulting from operations	$(97,173,210)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Value Opportunities Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2011, the period April 1 through April 30, 2011 and the year ended March 31, 2011
(Unaudited)

	Six months ended	One month ended	Year ended
	October 31,	April 30,	March 31,
	2011	2011	2011

Operations:
Net investment income (loss)	$3,012,658	$(30,445)	$500,713

Net realized gain	28,409,690	562,759	3,333,466

Change in net unrealized appreciation (depreciation)	(128,595,558)	765,545	639,142

Net increase (decrease) in net assets resulting from operations	(97,173,210)	1,297,859	4,473,321

Distributions to shareholders from net investment income:
Class A	—	—	(428,216)

Class C	—	—	(5,018)

Class Y	—	—	(58,989)

Total distributions from net investment income	—	—	(492,223)

Share transactions–net:
Class A	740,690,206	(420,284)	(14,378,002)

Class B	82,395,851	(210,154)	(2,052,927)

Class C	103,690,196	(169,064)	(2,140,953)

Class R	19,771,473	—	—

Class Y	8,286,329	(28,744)	(43,797,772)

Institutional Class	4,269,472	—	—

Net increase (decrease) in net assets resulting from share transactions	959,103,527	(828,246)	(62,369,654)

Net increase (decrease) in net assets	861,930,317	469,613	(58,388,556)

Net assets:
Beginning of period	64,505,528	64,035,915	122,424,471

End of period (includes undistributed net investment income of $3,080,964, $68,306 and $65,125, respectively)	$926,435,845	$64,505,528	$64,035,915

Notes to Financial Statements

October 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is capital growth and income.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco Van Kampen Value Opportunities Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        Invesco Van Kampen Value Opportunities Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Van Kampen Value Opportunities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective May 23, 2011, under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

Prior to May 23, 2011, the Fund paid an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.75%

Next $500 million	0.70%

Over $1 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.41%, 2.16%, 2.16%, 1.66%, 1.16% and 1.16%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended October 31, 2011, the Adviser waived advisory fees of $11,001 and reimbursed class level expenses of $15,225 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares in proportion to the relative net assets of such classes.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended October 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2011, IDI advised the Fund that IDI retained $23,076 in front-end sales commissions from the sale of Class A shares and $4, $33,725 and $1,232 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

12        Invesco Van Kampen Value Opportunities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$911,261,506	$17,983,281	$—	$929,244,787

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,869.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2011, the Fund paid legal fees of $909 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

13        Invesco Van Kampen Value Opportunities Fund

  The Fund had a capital loss carryforward as of April 30, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2016	$46,573,323

April 30, 2017	13,630,436

Total capital loss carryforward	$60,203,759

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains of May 23, 2011, the date of the reorganization of Invesco Basic Value Fund, into the Fund are realized on securities held in the Fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2011 was $61,650,645 and $22,515,966, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$161,432,428

Aggregate unrealized (depreciation) of investment securities	(80,384,666)

Net unrealized appreciation of investment securities	$81,047,762

Cost of investments for tax purposes is $848,197,025.

14        Invesco Van Kampen Value Opportunities Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		One month ended		Year ended
	October 31, 2011(a)		April 30, 2011		March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	1,743,288	$15,082,815	32,560	$325,446	389,146	$3,553,178

Class B	59,160	948,986	1,590	15,675	33,412	288,919

Class C	178,848	2,061,990	3,403	33,523	57,077	499,158

Class R(b)	197,803	1,829,320	—	—	—	—

Class Y	96,602	817,594	2,219	22,066	1,346,579	11,555,073

Institutional Class(b)	26,013	162,274	—	—	—	—

Issued as reinvestment of dividends:
Class A	—	—	—	—	42,206	393,786

Class C	—	—	—	—	506	4,648

Class Y	—	—	—	—	5,909	54,837

Issued in connection with acquisitions:(c)
Class A	81,789,030	808,828,507	—	—	—	—

Class B	10,498,963	102,352,547	—	—	—	—

Class C	11,653,261	113,178,199	—	—	—	—

Class R(b)	2,088,804	20,662,849	—	—	—	—

Class Y	1,124,328	11,072,165	—	—	—	—

Institutional Class(b)	915,800	9,022,329	—	—	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	1,354,128	12,433,240	10,772	109,116	69,693	634,358

Class B	(1,373,213)	(12,433,240)	(10,923)	(109,116)	(70,977)	(634,358)

Reacquired:
Class A	(10,525,564)	(95,654,356)	(85,435)	(854,846)	(2,133,967)	(18,959,324)

Class B	(950,894)	(8,472,442)	(11,848)	(116,713)	(192,402)	(1,707,488)

Class C	(1,294,273)	(11,549,993)	(20,681)	(202,587)	(302,241)	(2,644,759)

Class R(b)	(296,987)	(2,720,696)	—	—	—	—

Class Y	(409,727)	(3,603,430)	(5,123)	(50,810)	(6,518,129)	(55,407,682)

Institutional Class(b)	(560,618)	(4,915,131)	—	—	—	—

Net increase (decrease) in share activity	96,314,752	$959,103,527	(83,466)	$(828,246)	(7,273,188)	$(62,369,654)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of May 20, 2011.
(c)	As of the open of business on May 23, 2011 the Fund acquired all the net assets of Invesco Basic Value Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2011 and by the shareholders of Invesco Basic Value Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 108,070,186 shares of the Fund for 49,783,080 shares outstanding of Invesco Basic Value Fund as of the close of business on May 20, 2011. Each class of Invesco Basic Value Fund was exchanged for the like class of shares of the Fund, based on the relative net asset value of Invesco Basic Value Fund to the net asset value of the Fund at the close of business on May 20, 2011. Invesco Basic Value Fund’s net assets at that date of $1,065,116,596, including $204,658,708 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $62,948,257, and were $1,128,064,853 immediately after the acquisition.

15        Invesco Van Kampen Value Opportunities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions						net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 10/31/11	$10.18	$0.03	$(1.15)	$(1.12)	$—	$—	$—	$9.06	(11.00	)%(c)	$712,815	1.41	%(d)	1.42	%(d)	0.77	%(d)	31%
One month ended 04/30/11	9.98	(0.00)	0.20	0.20	—	—	—	10.18	2.00	(c)	44,328	1.40	(e)	1.98	(e)	(0.51	)(e)	2
Year ended 03/31/11	8.95	0.06	1.06	1.12	(0.09)	—	(0.09)	9.98	12.61	(c)	43,855	1.42		1.47		0.68		80
Year ended 03/31/10	5.84	0.06	3.12	3.18	(0.07)	—	(0.07)	8.95	54.55	(f)	53,983	1.44		1.44		0.72		13
Year ended 03/31/09	9.77	0.09	(3.94)	(3.85)	(0.08)	—	(0.08)	5.84	(39.47	)(f)	43,175	1.41		1.41		1.11		34
Year ended 03/31/08	13.11	0.09	(2.29)	(2.20)	(0.07)	(1.07)	(1.14)	9.77	(18.06	)(f)	112,133	1.28		1.28		0.69		54
Year ended 03/31/07	12.45	0.13	1.47	1.60	(0.13)	(0.81)	(0.94)	13.11	13.02	(f)	206,306	1.28		1.28		1.05		60

Class B
Six months ended 10/31/11	10.04	0.03	(1.14)	(1.11)	—	—	—	8.93	(11.06	)(c)(g)	80,024	1.41	(d)(g)	1.42	(d)(g)	0.77	(d)(g)	31
One month ended 04/30/11	9.84	(0.00)	0.20	0.20	—	—	—	10.04	2.03	(c)(g)	7,331	1.46	(e)(g)	2.04	(e)(g)	(0.57	)(e)(g)	2
Year ended 03/31/11	8.79	0.01	1.04	1.05	—	—	—	9.84	11.95	(c)(h)	7,392	1.99	(h)	2.04	(h)	0.11	(h)	80
Year ended 03/31/10	5.73	—	3.06	3.06	—	—	—	8.79	53.40	(i)	8,629	2.19		2.19		(0.03)		13
Year ended 03/31/09	9.54	0.03	(3.84)	(3.81)	—	—	—	5.73	(39.94	)(i)	9,097	2.17		2.17		0.34		34
Year ended 03/31/08	12.85	(0.01)	(2.23)	(2.24)	—	(1.07)	(1.07)	9.54	(18.70	)(i)	24,583	2.04		2.04		(0.05)		54
Year ended 03/31/07	12.22	0.04	1.44	1.48	(0.04)	(0.81)	(0.85)	12.85	12.24	(i)	34,441	2.04		2.04		0.30		60

Class C
Six months ended 10/31/11	10.00	0.00	(1.14)	(1.14)	—	—	—	8.86	(11.40	)(c)(g)	100,524	2.14	(d)(g)	2.15	(d)(g)	0.04	(d)(g)	31
One month ended 04/30/11	9.80	(0.01)	0.21	0.20	—	—	—	10.00	2.04	(c)(g)	8,021	2.07	(e)(g)	2.65	(e)(g)	(1.18	)(e)(g)	2
Year ended 03/31/11	8.77	0.01	1.03	1.04	(0.01)	—	(0.01)	9.80	11.81	(c)(h)	8,033	2.06	(h)	2.11	(h)	0.04	(h)	80
Year ended 03/31/10	5.73	0.00	3.06	3.06	(0.02)	—	(0.02)	8.77	53.42	(j)(k)	9,337	2.18	(k)	2.18	(k)	(0.02	)(k)	13
Year ended 03/31/09	9.55	0.03	(3.84)	(3.81)	(0.01)	—	(0.01)	5.73	(39.90	)(j)(k)	7,791	2.10	(k)	2.10	(k)	0.43	(k)	34
Year ended 03/31/08	12.86	0.00	(2.24)	(2.24)	—	(1.07)	(1.07)	9.55	(18.69	)(j)(k)	19,118	2.03	(k)	2.03	(k)	(0.04	)(k)	54
Year ended 03/31/07	12.22	0.04	1.44	1.48	(0.03)	(0.81)	(0.84)	12.86	12.24	(j)	30,468	2.04		2.04		0.29		60

Class R
Six months ended 10/31/11(l)	9.89	0.02	(0.86)	(0.84)	—	—	—	9.05	(11.11	)(c)	18,004	1.66	(d)	1.67	(d)	0.52	(d)	31

Class Y(m)
Six months ended 10/31/11	10.14	0.03	(1.14)	(1.11)	—	—	—	9.03	(10.95	)(c)	11,621	1.16	(d)	1.17	(d)	1.02	(d)	31
One month ended 04/30/11	9.93	(0.00)	0.21	0.21	—	—	—	10.14	2.11	(c)	4,826	1.15	(e)	1.73	(e)	(0.26	)(e)	2
Year ended 03/31/11	8.94	0.08	1.05	1.13	(0.14)	—	(0.14)	9.93	12.75	(c)	4,757	1.17		1.22		0.93		80
Year ended 03/31/10	5.83	0.07	3.13	3.20	(0.09)	—	(0.09)	8.94	54.98	(n)	50,475	1.19		1.19		0.96		13
Year ended 03/31/09	9.77	0.11	(3.94)	(3.83)	(0.11)	—	(0.11)	5.83	(39.30	)(n)	35,805	1.17		1.17		1.41		34
Year ended 03/31/08	13.13	0.11	(2.28)	(2.17)	(0.12)	(1.07)	(1.19)	9.77	(17.91	)(n)	50,817	1.07	(o)	1.07	(o)	1.03		54
Year ended 03/31/07	12.46	0.17	1.46	1.63	(0.15)	(0.81)	(0.96)	13.13	13.28	(n)	191	1.08		1.08		1.39		60

Institutional Class
Six months ended 10/31/11(l)	9.85	0.05	(0.85)	(0.80)	—	—	—	9.05	(10.74	)(c)	3,448	0.84	(d)	0.84	(d)	1.34	(d)	31

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $846,280,438 and sold of $133,030,927 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Basic Value Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $659,232, $79,913, $93,489, $16,059, $11,789 and $5,189 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual rule 12b-1 fees of 0.25% for Class B shares and 0.98% for Class C shares for the six months end October 31, 2011 and 0.31% for Class B shares and 0.92% for Class C shares for the period April 1, 2011 to April 30, 2011 respectively.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual rule 12b-1 fees of 0.82% for Class B shares and 0.89% for Class C shares for the year ended March 31, 2011.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(l)	Commencement date of May 20, 2011.
(m)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ration would decrease by 0.01% for the year ended March 31, 2008.

16        Invesco Van Kampen Value Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R and Institutional Class shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011, through October 31, 2011. The actual ending account value and expenses of the Class R and Institutional Class shares in the example below are based on an investment of $1,000 invested as of close of business May 20, 2011 (commencement date) and held through October 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business May 20, 2011 through October 31, 2011 for the Class R and Institutional Class shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class S shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/11)	(10/31/11)[1]	Period[2]	(10/31/11)	Period[2,3]	Ratio
A	$1,000.00	$890.00	$6.70	$1,018.05	$7.15	1.41%

B	1,000.00	889.40	6.70	1,018.05	7.15	1.41

C	1,000.00	887.00	10.15	1,014.38	10.84	2.14

R	1,000.00	915.10	7.17	1,016.79	8.42	1.66

Y	1,000.00	890.50	5.51	1,019.30	5.89	1.16

Institutional	1,000.00	918.80	3.63	1,020.91	4.27	0.84

[1]	The actual ending account value is based on the actual total return of the Funds for the period May 1, 2011, through October 31, 2011 (as of close of business May 20, 2011, through October 31, 2011 for the Class R and Institutional Class shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year. For the Class R and Institutional Class shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 165 (as of close of business May 20, 2011, through October 31, 2011)/366. Because the Class R and Institutional Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R and Institutional Class shares of each Fund and other funds because such data is based on a full six month period.

17        Invesco Van Kampen Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen Value Opportunities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Multi-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period, the third quintile for the three year period and the fifth quintile for the five year period

18        Invesco Van Kampen Value Opportunities Fund

(the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that there had been portfolio manager changes to the Fund in June 2010 and the first quarter of 2011. Invesco Advisers advised the Board that the Fund has historically been more value and larger cap oriented than its peers. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Van Kampen Value Opportunities Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-VOPP-SAR-1      Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of December 15, 2011 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 9, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 9, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: January 9, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.